Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	NXPI
Entity Registrant Name	NXP Semiconductors N.V.
Entity Central Index Key	0001413447
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		251,751,500
Entity Public Float

Consolidated Statements of Operations (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue	$ 4,358		$ 4,194		$ 4,402
Cost of revenue	(2,370)		(2,288)		(2,579)
Gross profit	1,988		1,906		1,823
Research and development	(628)		(635)		(568)
Selling, general and administrative	(977)		(918)		(966)
Other income (expense)	29		4		(16)
Operating income (loss)	412		357		273
Financial income (expense):
Extinguishment of debt	(161)		(32)		57
Other financial income (expense)	(276)		(225)		(685)
Income (loss) before income taxes	(25)		100		(355)
Benefit (provision) for income taxes	(1)		(21)		(24)
Results relating to equity-accounted investees	(27)		(77)		(86)
Income (loss) from continuing operations	(53)		2		(465)
Income (loss) on discontinued operations, net of tax	1		434		59
Net income (loss)	(52)		436		(406)
Attribution of net income (loss) for the period:
Net income (loss) attributable to stockholders	(115)		390		(456)
Net income (loss) attributable to non-controlling interests	63		46		50
Net income (loss)	$ (52)		$ 436		$ (406)
Basic and diluted earnings per common share attributable to stockholders in $
- Income (loss) from continuing operations	$ (0.46)	[1]	$ (0.17)	[1]	$ (2.25)	[1]
- Income (loss) from discontinued operations			$ 1.74	[1]	$ 0.26	[1]
- Net income (loss)	$ (0.46)	[1]	$ 1.57	[1]	$ (1.99)	[1]
Weighted average number of shares of common stock outstanding during the year (in thousands)
- Basic and diluted	248,064		248,812		229,280

[1]	In 2012, 32,394,794 securities (2011: 27,789,634 securities; 2010: 24,350,650 securities) that could potentially dilute basic EPS were not included in the computation of dilutive EPS because the effect would have been anti-dilutive for the periods presented.

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (52)	$ 436	$ (406)
Other comprehensive income (loss), net of tax:
Net investment hedge, net of deferred taxes of $(8), $0 and $0	18	(203)
Foreign currency translation adjustments	10	(19)	160
Net actuarial gain (loss), net of deferred taxes of $3, $(2) and $1	(51)	7	(19)
Reclassification adjustments:
Foreign currency translation adjustments		(2)	(2)
Amortization of net actuarial gain/(loss)		2
Total other comprehensive income (loss)	(23)	(215)	139
Total comprehensive income (loss)	(75)	221	(267)
Attribution of comprehensive income (loss) for the period:
Comprehensive income (loss) attributable to stockholders	(138)	175	(317)
Comprehensive income (loss) attributable to non-controlling interests	63	46	50
Total comprehensive income (loss)	$ (75)	$ 221	$ (267)

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net investment hedge, net of deferred taxes	$ (8)	$ 0	$ 0
Net actuarial gain/(loss), net of deferred taxes	$ 3	$ (2)	$ 1

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 617	$ 743
Receivables, net	510	479
Assets held for sale	10	39
Inventories, net	715	618
Deferred tax assets	12	5
Other current assets	90	82
Total current assets	1,954	1,966
Non-current assets:
Investments in equity-accounted investees	45	37
Other non-current assets	128	144
Property, plant and equipment, net	1,070	1,063
Identified intangible assets, net	965	1,171
Goodwill	2,277	2,231
Total non-current assets	4,485	4,646
Total assets	6,439	6,612
Current liabilities:
Accounts payable	562	455
Liabilities held for sale		21
Restructuring liabilities-current	138	47
Accrued liabilities	489	474
Short-term debt	307	52
Total current liabilities	1,496	1,049
Non-current liabilities:
Long-term debt	3,185	3,747
Pension and postretirement benefits	269	218
Restructuring liabilities	32	52
Other non-current liabilities	173	189
Total non-current liabilities	3,659	4,206
Equity:
Non-controlling interests	235	212
Stockholders' equity:
Common stock, par value €0.20 per share: Authorized: 430,503,000 shares (2011: 430,503,000 shares) Issued and fully paid: 251,751,500 shares (2011: 251,751,500 shares)	51	51
Capital in excess of par value	6,090	6,047
Treasury shares, at cost: 2,726,000 shares (2011: 3,915,144 shares)	(58)	(57)
Accumulated deficit	(5,334)	(5,219)
Accumulated other comprehensive income (loss)	300	323
Total Stockholders' equity	1,049	1,145
Total equity	1,284	1,357
Total liabilities and equity	$ 6,439	$ 6,612

Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	€ 0.2	€ 0.2
Common stock, Authorized shares	430,503,000	430,503,000
Common stock, Issued and fully paid	251,751,500	251,751,500
Treasury shares, shares	2,726,000	3,915,144

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (52)	$ 436	$ (406)
(Income) loss from discontinued operations, net of tax	(1)	(434)	(59)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	533	591	684
Stock-based compensation	52	31	12
Net (gain) loss on sale of assets	(20)	10	21
(Gain) loss on extinguishment of debt	161	32	(57)
Results relating to equity-accounted investees	27	77	86
Changes in operating assets and liabilities:
(Increase) decrease in receivables and other current assets	2	(32)	109
(Increase) decrease in inventories	(61)	(104)	8
Increase (decrease) in accounts payable and accrued liabilities	61	(373)	(237)
Decrease (increase) in other non-current assets	26	51	(157)
Exchange differences	(28)	(128)	353
Other items	22	18	4
Net cash provided by (used for) operating activities	722	175	361
Cash flows from investing activities:
Purchase of identified intangible assets	(29)	(10)	(7)
Capital expenditures on property, plant and equipment	(251)	(221)	(258)
Proceeds from disposals of property, plant and equipment	2	15	31
Proceeds from disposals of assets held for sale		11	8
Purchase of interests in businesses	(2)		(8)
Proceeds from (consideration related to) sale of interests in businesses	26		(60)
Proceeds from return of equity investment	12
Decrease (increase) in non-current assets and deposits	(1)	3	25
Net cash provided by (used for) investing activities	(243)	(202)	(269)
Cash flows from financing activities:
Net (repayments) borrowings of short-term debt		17	8
Amounts drawn under the revolving credit facility	760	200
Repayments under the revolving credit facility	(530)	(600)	(200)
Repurchase of long-term debt	(1,676)	(1,997)	(1,383)
Principal payments on long-term debt	(20)	(10)	(2)
Net proceeds from the issuance of long-term debt	958	1,578	974
Dividends paid to non-controlling interests	(40)	(67)	(2)
Net proceeds from the issuance of common stock			448
Cash proceeds from exercise of stock options	14	10
Purchase of treasury shares	(40)	(57)
Net cash provided by (used for) financing activities	(574)	(926)	(157)
Net cash provided by (used for) continuing operations	(95)	(953)	(65)
Cash flows from discontinued operations:
Net cash provided by (used for) operating activities		20	10
Net cash provided by (used for) investing activities	(45)	791	(17)
Net cash provided by (used for) financing activities		(2)	2
Net cash provided by (used for) discontinued operations	(45)	809	(5)
Net cash provided by (used for) continuing and discontinued operations	(140)	(144)	(70)
Effect of changes in exchange rates on cash positions	14	(21)	(63)
Increase (decrease) in cash and cash equivalents	(126)	(165)	(133)
Cash and cash equivalents at beginning of period	743	908	1,041
Cash and cash equivalents at end of period	617	743	908
Less: cash and cash equivalents at end of period-discontinued operations			10
Cash and cash equivalents at end of period-continuing operations	$ 617	$ 743	$ 898

Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data in Thousands	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Treasury Shares at Cost [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Stockholders' Equity [Member]	Non-Controlling Interests [Member]
Balance at Dec. 31, 2009	$ 1,041	$ 42	$ 5,555		$ (5,153)	$ 399	$ 843	$ 198
Balance, shares at Dec. 31, 2009		215,252
Net income (loss)	(406)				(456)		(456)	50
Other comprehensive income	139					139	139
Share-based compensation plans	12		12				12
Net proceeds from the issuance of common stock (IPO)	448	9	439				448
Net proceeds from the issuance of common stock (IPO), shares	34,000	34,000
Issuance of additional shares		1,500
Dividends non-controlling interests	(2)							(2)
Changes in participations	(13)							(13)
Balance at Dec. 31, 2010	1,219	51	6,006		(5,609)	538	986	233
Balance, shares at Dec. 31, 2010		250,752
Net income (loss)	436				390		390	46
Other comprehensive income	(215)					(215)	(215)
Share-based compensation plans	31		31				31
Issuance of additional shares		1,000
Treasury shares	(57)			(57)			(57)
Treasury shares, shares		(5,689)
Shares issued pursuant to stock awards	10		10				10
Shares issued pursuant to stock awards, shares		1,774
Dividends non-controlling interests	(67)							(67)
Balance at Dec. 31, 2011	1,357	51	6,047	(57)	(5,219)	323	1,145	212
Balance, shares at Dec. 31, 2011		247,837
Net income (loss)	(52)				(115)		(115)	63
Other comprehensive income	(23)					(23)	(23)
Share-based compensation plans	52		52				52
Treasury shares	(26)		8	(34)			(26)
Treasury shares, shares		(1,245)
Shares issued pursuant to stock awards	14		(19)	33			14
Shares issued pursuant to stock awards, shares		2,434
Equity classified financial instruments	2		2				2
Dividends non-controlling interests	(40)							(40)
Balance at Dec. 31, 2012	$ 1,284	$ 51	$ 6,090	$ (58)	$ (5,334)	$ 300	$ 1,049	$ 235
Balance, shares at Dec. 31, 2012		249,026

Basis of Presentation	12 Months Ended
Dec. 31, 2012
Basis of Presentation

1 Basis of Presentation

The Company

NXP Semiconductors N.V. (including our subsidiaries, referred to collectively herein as “NXP”, “NXP Semiconductors”, “we”, “our”, “us” and the “Company”) is a global semiconductors company and leading provider of High Performance Mixed Signal and Standard Product solutions We provide leading High Performance Mixed Signal and Standard Product solutions that leverage our deep application insight and our technology and manufacturing expertise in RF, analog, power management, interface, security and digital processing products. Our product solutions are used in a wide range of automotive, identification, wireless infrastructure, lighting, industrial, mobile, consumer and computing applications.

NXP was incorporated in the Netherlands as a Dutch private company with limited liability (besloten vennootschap met beperkte aansprakelijkheid) under the name KASLION Acquisition B.V. on August 2, 2006, in connection with the sale by Philips of 80.1% of its semiconductor business to the “Private Equity Consortium”. For a list of the specific funds that hold our common stock and their respective share ownership, see Part I, Item 7A. Major Shareholders elsewhere in this document. Initially, the Private Equity Consortium invested in our Company through KASLION Holding B.V., a Dutch private company with limited liability.

On May 21, 2010, we converted into a Dutch public company with limited liability (naamloze vennootschap) and changed our name to NXP Semiconductors N.V. Concurrently, we amended our articles of association in order to effect a 1-for-20 reverse stock split of our shares of common stock.

In August 2010, we made an initial public offering of 34 million shares of our common stock and listed our common stock on the NASDAQ Global Select Market.

On March 31, 2011, certain of our stockholders offered 30 million shares of our common stock, priced at $30.00 per share. The underwriters of the offering exercised in full their option to purchase from the selling stockholders 4,431,000 additional shares of common stock at the secondary offering price. We did not receive any proceeds from this secondary offering.

Reverse stock split

In connection with the IPO, the Company amended its Articles of Association on August 2, 2010 in order to effect a 1-for-20 reverse stock split of its shares of common stock. As a consequence, the number of shares outstanding on August 2, 2010 (4,305,030,000 shares) has been adjusted to 215,251,500 shares retrospectively to reflect the reverse stock-split in all periods presented. Basic and diluted weighted average shares outstanding and earnings per share have been adjusted retrospectively to reflect the reverse stock split in all periods presented. Also, the exercise price and the number of shares of common stock issuable under the Company’s share based compensation plans were proportionately adjusted retrospectively to reflect the reverse stock split. In addition, authorized and issued share capital has been adjusted retrospectively to reflect the reverse stock split.

Conversion

In addition to the reverse stock split, the Company has also amended its Articles of Association in order to convert a certain percentage of previously authorized common stock to preferred stock. Including the shares issued upon the public offering in August 2010 and the subsequent issuance of shares of common stock under equity incentive plans in November 2010 and 2011, the stock capital of the Company as of December 31, 2011 consists of 1,076,257,500 authorized shares, including 430,503,000 authorized shares of common stock (of which 251,751,500 are issued and outstanding), as well as 645,754,500 authorized but unissued shares of preferred stock.

Accounting policies

The Consolidated Financial Statements are prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). Historical cost is used as the measurement basis unless otherwise indicated.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Certain items previously reported under specific financial statement captions have been reclassified to conform to the current period presentation.

Pension and Post-retirement benefits amounts previously reflected on the Consolidated Balance Sheets within the captions Long-term provisions and Other non-current liabilities have been reclassified for all periods presented to a separate caption in the current year presentation. The remaining balance within Long-term provisions was reclassified and is now reflected in Other non-current liabilities for all periods presented.

Discontinued operations

During 2011, the Company sold its Sound Solutions business. See Note 17 “Discontinued Operations”.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies

2 Significant Accounting Policies

Principles for consolidated financial statements

The Consolidated Financial Statements include the accounts of the Company together with its consolidated subsidiaries, including NXP B.V and all entities in which the Company holds a direct or indirect controlling interest, in such a way that the Company would have the power to direct the activities of the entity that most significantly impact the entity’s economic performance and the obligation to absorb the losses or the right to receive benefits of the entity that could be potentially significant to the Company. Investments in companies in which the Company exercises significant influence but does not control, are accounted for using the equity method. The Company’s share of the net income of these companies is included in results relating to equity-accounted investees in the consolidated statements of operations.

All intercompany balances and transactions have been eliminated in the Consolidated Financial Statements. Net income (loss) includes the portion of the earnings of subsidiaries applicable to non-controlling interests. The income (loss) and equity attributable to non-controlling interests are disclosed separately in the consolidated statements of operations and in the consolidated balance sheets under non-controlling interests.

Business combinations are accounted for using the acquisition method. Under the acquisition method, the identifiable assets acquired, liabilities assumed and any non-controlling interest in the acquiree are recognized as at the acquisition date, which is the date on which control is transferred to the Company. Control is the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

For acquisitions on or after January 1, 2010, the Company measures goodwill at the acquisition date as:

•	The fair value of the consideration transferred; plus

•	The recognized amount of any non-controlling interest in the acquiree; plus if the business combination is achieved in stages, the fair value of the existing equity interest in the acquiree; less

•	The net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed

Costs related to the acquisition, other than those associated with the issue of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.

Any contingent consideration payable is recognized at fair value at the acquisition date. The contingent consideration is remeasured at fair value and changes in the fair value of the contingent consideration are recognized in the statement of operations.

Fair value measurements

Fair value is the price we would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for an identical asset or liability, we develop assumptions based on market observable data and, in the absence of such data, utilize internal information that we consider to be consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Priority is given to observable inputs. These two types of inputs form the basis for the following fair value hierarchy.

•	Level 1: Quoted prices for identical assets or liabilities in active markets.

•

Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for similar or identical assets or liabilities in markets that are not active; and valuations based on models where the inputs are observable or where the significant value drivers are observable.

•	Level 3: Significant inputs to the valuation model are unobservable.

Accounting for capital transactions of a subsidiary or an equity-accounted investee

The Company recognizes dilution gains or losses related to changes in ownership of consolidated entities directly in equity. In the case of loss of control of a subsidiary any dilution gain or loss is recognized in the consolidated statement of operations in the line item other income and expense. Dilution gains and losses related to equity-accounted investees are presented in the line item results relating to equity-accounted investees.

Foreign currencies

The Company uses the U.S. dollar as its reporting currency. The functional currency of the Holding company is the euro. For consolidation purposes, the financial statements of the entities within the Company with a functional currency other than the U.S. dollar, are translated into U.S. dollars. Assets and liabilities are translated using the exchange rates on the applicable balance sheet dates. Income and expense items in the statements of operations, statements of comprehensive income and statements of cash flows are translated at monthly exchange rates in the periods involved.

The effects of translating the financial position and results of operations from functional currencies are recognized in other comprehensive income and presented as a separate component of accumulated other comprehensive income (loss) within stockholder’s equity. However, if the operation is a non-wholly owned subsidiary, then the relevant proportionate share of the translation difference is recorded under non-controlling interests. When the Company’s ownership in a foreign operation is disposed of such that control, significant influence or joint control is lost, the related cumulative translation adjustments are recognized as income or expense as part of the gain or loss on the disposal. However, when the Company disposes only a part of its ownership interest in a foreign subsidiary while retaining control, the relevant proportion of the cumulative translation adjustments is reattributed to non-controlling interests. When the Company disposes of only part of its investment in a foreign equity-accounted investee, while retaining significant influence or joint control, the relevant proportion of the cumulative translation adjustments is recognized as income or expense as part of the gain or loss on the disposal. However, translation results from the Company’s functional currency (euro) into the Company’s reporting currency (U.S. dollar) will not be recycled to the statement of operations as long as there is the assumption that the proceeds from the sale will be reinvested.

The following table sets out the exchange rates for euros into U.S. dollars applicable for translation of NXP’s financial statements for the periods specified.

	$ per € 1
	period end	average 1)	high	low
2012	1.3190	1.2887	1.2238	1.3347
2011	1.2938	1.3908	1.2938	1.4531
2010	1.3370	1.3326	1.2183	1.4402

(1)	The average rates are the average rates based on monthly quotations.

The functional currency of foreign entities is generally the local currency, unless the primary economic environment requires the use of another currency. When foreign entities conduct their business in economies considered to be highly inflationary, they record transactions in the Company’s reporting currency instead of their local currency. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of operations, except when the foreign exchange exposure is part of a qualifying cash flow or net investment hedge accounting relationship, in which case the related foreign exchange gains and losses are recognized directly in other comprehensive income to the extent that the hedge is effective and presented as a separate component of accumulated other comprehensive income (loss) within stockholders’ equity. To the extent that the hedge is ineffective, such differences are recognized in the statement of operations. Currency gains and losses on intercompany loans that have the nature of a permanent investment are recognized as translation differences in other comprehensive income and are presented as a separate component of accumulated other comprehensive income (loss) within equity.

Derivative financial instruments including hedge accounting

The Company uses derivative financial instruments in the management of its foreign currency risks and the input costs of gold for a portion of our anticipated purchases within the next 12 months.

The Company measures all derivative financial instruments based on fair values derived from market prices of the instruments or from option pricing models, as appropriate, and records these as assets or liabilities in the balance sheet. Changes in the fair values are immediately recognized in the statement of operations unless cash flow hedge accounting is applied.

Changes in the fair value of a derivative that is highly effective and designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. The application of cash flow hedge accounting for foreign currency risks is limited to transactions that represent a substantial currency risk that could materially affect the financial position of the Company.

Foreign currency gains or losses arising from the translation of a financial liability designated as a hedge of a net investment in a foreign operation are recognized directly in other comprehensive income, to the extent that the hedge is effective, and are presented as a separate component of accumulated other comprehensive income (loss) within stockholders equity.

To the extent that a hedge is ineffective, the ineffective portion of the fair value change is recognized in the consolidated statement of operations. When the hedged net investment is disposed of, the corresponding amount in the accumulated other comprehensive income is transferred to the statement of operations as part of the profit or loss on disposal.

On initial designation of the hedge relationship between the hedging instrument and hedged item, the Company documents this relationship, including the risk management objectives and strategy in undertaking the hedge transaction and the hedged risk, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, of whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the fair value or cash flows of the respective hedged items attributable to the hedged risk, and whether the actual results of each hedge are within a range of 80-125 percent.

When cash flow hedge accounting is discontinued because it is not probable that a forecasted transaction will occur within a period of two months from the originally forecasted transaction date, the Company continues to carry the derivative on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income are recognized immediately in earnings. In situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheets, and recognizes any changes in its fair value in earnings.

Cash and cash equivalents

Cash and cash equivalents include all cash balances and short-term highly liquid investments with a maturity of three months or less at acquisition that are readily convertible into known amounts of cash. It also includes cash balances that cannot be freely repatriated based on certain country restrictions. Cash and cash equivalents are stated at face value which approximates fair value.

Receivables

Receivables are carried at amortized cost, net of allowances for doubtful accounts and net of rebates and other contingent discounts granted to distributors. When circumstances indicate a specific customer’s ability to meet its financial obligation to us is impaired, we record an allowance against amounts due and value the receivable at the amount reasonably expected to be collected. For all other customers, we evaluate our trade accounts receivable for collectability based on numerous factors including objective evidence about credit-risk concentration, collective debt risk based on average historical losses, and specific circumstances such as serious adverse economic conditions in a specific country or region.

Inventories

Inventories are stated at the lower of cost or market, less advance payments on work in progress. The cost of inventories is determined using the first-in, first-out (FIFO) method. An allowance is made for the estimated losses due to obsolescence. This allowance is determined for groups of products based on purchases in the recent past and/or expected future demand and market conditions. Abnormal amounts of idle facility expense and waste are not capitalized in inventory. The allocation of fixed production overheads to the inventory cost is based on the normal capacity of the production facilities.

Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method over the expected economic life of the asset. Depreciation of special tooling is also based on the straight-line method unless a depreciation method other than the straight-line method better represents the consumption pattern. Gains and losses on the sale of property, plant and equipment are included in other income and expense. Plant and equipment under capital leases are initially recorded at the lower of the fair value of the leased property or the present value of minimum lease payments. These assets and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset.

Goodwill

The Company accounts for goodwill in accordance with the provisions of ASC 350 “Intangibles-Goodwill and Other”. Accordingly, goodwill is not amortized but tested for impairment annually in the fourth quarter or more frequently if events and circumstances indicate that goodwill may be impaired.

An impairment loss is recognized to the extent that the carrying amount of goodwill exceeds the asset’s implied fair value. This determination is made at the business operating segment level, which is for the Company the reporting unit level in accordance with ASC 350. The Company has used the option to assess first qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if the Company concludes otherwise, it is required to perform the first step of the two-step impairment test. The Company then determines the carrying value of each reporting unit by assigning the assets and liabilities, including the goodwill and intangible assets, to the reporting units. Furthermore, the Company determines the fair value of each reporting unit and compares it to the carrying amount of the reporting unit. If the carrying amount of a reporting unit exceeds the fair value of the reporting unit, the Company performs the second step of the impairment test. In the second step, the Company compares the implied fair value of the reporting unit’s goodwill with the carrying amount of the reporting unit’s goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit to all of the assets (recognized and unrecognized) and liabilities of the reporting unit in a manner similar to acquisition accounting in a business combination. The residual fair value after this allocation is the implied fair value of the reporting unit’s goodwill. The Company generally determines the fair value of the reporting units based on discounted projected cash flows in the absence of other observable inputs such as quoted prices.

The determination of the fair value of the reporting unit requires us to make significant judgments and estimates including projections of future cash flows from the business. These estimates and required assumptions include estimated revenue and revenue growth rates, operating margins used to calculate projected future cash flows, estimated future capital expenditures, future economic and market conditions, determination of market comparables and the estimated weighted average cost of capital (“WACC”).

We base our estimates on assumptions we believe to be reasonable but any such estimates are unpredictable and inherently uncertain. Actual future results may differ from these estimates. In addition, we make judgments and assumptions in allocating assets and liabilities to each of our reporting segments.

Identified Intangible assets

Identified Intangible assets with definitive lives arising from acquisitions are amortized using the straight-line method over their estimated useful lives. Remaining useful lives are evaluated every year to determine whether events and circumstances warrant a revision to the remaining period of amortization. The Company considers renewal and extension options in determining the useful life. However, based on experience the Company concluded that these assets have no extension or renewal possibilities. In-process research and development (“IPR&D”) projects acquired as part of a business combination with no alternative use are capitalized and indefinitely lived until completion or abandonment of the associated R&D efforts in accordance with ASC 350 “Intangibles-Goodwill and Other”. Upon completion of each project, IPR&D assets are amortized over their estimated useful lives. During development IPR&D, assets are not amortized but tested annually for impairment. There are currently no intangible assets with indefinite lives. Patents, trademarks and other intangible assets acquired from third parties are capitalized at cost and amortized over their estimated remaining useful lives.

Certain costs relating to the development and purchase of software for internal use are capitalized and subsequently amortized over the estimated useful life of the software in conformity with ASC 350.

Impairment or disposal of identified intangible assets and tangible fixed assets

The Company accounts for intangible assets other than goodwill and tangible fixed assets in accordance with the provisions of ASC 360 “Property, Plant and Equipment”. Long-lived assets other than goodwill are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with future undiscounted net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. The Company determines the fair value based on discounted projected cash flows. The review for impairment is carried out at the level where discrete cash flows occur that are largely independent of other cash flows in the absence of other observable inputs such as quoted prices. Management must make significant judgments and apply a number of assumptions in estimating the future cash flows. The estimated cash flows are determined based on, among other things, our strategic plans, long-range forecasts, estimated growth rates and assumed profit margins. For the Manufacturing Operations segment, the review of impairment of long-lived assets is carried out on a Company-wide basis, as Manufacturing Operations is the shared manufacturing base for the other business segments with, for this purpose, no discrete cash flows that are largely independent of other cash flows. Assets held for sale are reported at the lower of the carrying amount or fair value less cost to sell.

Non-current assets held for sale and disposal groups

Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered through a sale transaction rather than through continuing use. For this to be the case the asset (or disposal group) must be available for immediate sale in its present condition and the sale must be highly probable.

Non-current assets (or disposal groups) classified as held for sale are measured at the lower of the asset’s carrying amount and the fair value less costs to sell. The Company determines the fair value based on discounted projected cash flows in the absence of other observable inputs such as quoted prices. Depreciation or amortization of an asset ceases when it is classified as held for sale, or included within a disposal group that is classified as held for sale.

Discontinued operations

A discontinued operation is a component of the Company that either has been disposed of, or that is classified as held for sale, and: (i) represents a separate major line of business or geographical area of operations that can be clearly distinguished from the rest of the Company in terms of operations and cash flows or (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations. Generally, a major line of business is a segment or business unit. Discontinued operations are carried at the lower of carrying amount or fair value less cost to sell. The Company determines the fair value based on discounted projected cash flows in the absence of other observable inputs such as quoted prices. Results from discontinued operations until the date of disposal are presented separately as a single amount in the consolidated statements of operations together with any gain or loss from disposal. Results from discontinued operations are reclassified for all periods presented and reflected as income (loss) from discontinued operations, net of tax, within the consolidated statements of operations.

Research and development

Costs of research and development are expensed in the period in which they are incurred, except for in-process research and development assets acquired in business combinations, which are capitalized and, after completion, are amortized over their estimated useful lives.

Advertising

Advertising costs are expensed when incurred.

Guarantees

The Company complies with ASC 460 “Guarantees”. The Company recognizes, at the inception of a guarantee, a liability at the fair value of the obligation incurred, for guarantees within the scope of the recognition criteria. The Company determines the fair value based on either quoted prices for similar guarantees or discounted projected cash flows, whichever is available.

Debt Issuance Costs

Direct costs incurred to obtain financings are capitalized and subsequently amortized over the term of the debt using the effective interest rate method. Upon extinguishment of any related debt, any unamortized debt issuance costs are expensed immediately.

Earnings per share

Basic earnings per share attributable to stockholders is calculated by dividing net income or loss attributable to stockholders of the Company by the weighted average number of common shares outstanding during the period.

Diluted earnings per share attributable to stockholders is determined using the weighted-average number of common and potentially dilutive common shares outstanding during the period using the treasury stock method for outstanding stock options, performance share unit and restricted stock unit awards. Under the treasury stock method, the amount the employee must pay for exercising stock options, performance share unit and restricted stock unit awards, the amount of compensation cost for future service that the Company has not yet recognized, and the amount of excess tax benefits that would be recorded in additional paid-in capital when the award becomes deductible are assumed to be used to repurchase shares.

Revenue recognition

The Company’s revenue is primarily derived from made-to-order sales to Original Equipment Manufacturers (“OEMs”) and similar customers. The Company’s revenue is also derived from sales to distributors.

The Company applies the guidance in SEC Staff Accounting Bulletin (SAB) Topic 13 ‘Revenue Recognition’ and recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or the service has been provided, the sales price is fixed or determinable, and collection is reasonably assured, based on the terms and conditions of the sales contract. For made-to-order sales, these criteria are met at the time the product is shipped and delivered to the customer and title and risk have passed to the customer. Examples of delivery conditions typically meeting these criteria are ‘Free on board point of delivery’ and ‘Costs, insurance paid point of delivery’. Generally, the point of delivery is the customer’s warehouse. Acceptance of the product by the customer is generally not contractually required, since, for made-to-order customers, design approval occurs before manufacturing and subsequently delivery follows without further acceptance protocols. Payment terms used are those that are customary in the particular geographic market. When management has established that all aforementioned conditions for revenue recognition have been met and no further post-shipment obligations exist, revenue is recognized.

For sales to distributors, revenue is recognized upon sale to the distributor (sell-in accounting). The same recognition principles apply and similar terms and conditions as for sales to other customers are applied. However, for some distributors contractual arrangements are in place, which allow these distributors to return products if certain conditions are met. These conditions generally relate to the time period during which return is allowed and reflect customary conditions in the particular geographic market. Other return conditions relate to circumstances arising at the end of a product life cycle, when certain distributors are permitted to return products purchased during a pre-defined period after the Company has announced a product’s pending discontinuance. Long notice periods associated with these announcements prevent significant amounts of product from being returned, however. Repurchase agreements with OEMs or distributors are not entered into by the Company.

For sales where return rights exist, the Company has determined, based on historical data, that only a very small percentage of the sales to this type of distributor is actually returned. In accordance with these historical data, a pro rata portion of the sales to these distributors is not recognized but deferred until the return period has lapsed or the other return conditions no longer apply.

Revenue is recorded net of sales taxes, customer discounts, rebates and other contingent discounts granted to distributors. Shipping and handling costs billed to customers are recognized as revenue. Expenses incurred for shipping and handling costs of internal movements of goods are recorded as cost of revenue. Shipping and handling costs related to revenue to third parties are reported as selling expenses within selling, general and administrative.

Royalty income, which is generally earned based upon a percentage of revenue or a fixed amount per product sold, is recognized on an accrual basis. Royalty income and other license income that is received in the form of non-refundable upfront payments is recognized as revenue pro rata over the term of the contract unless a separate earnings process has been completed. Income from the sale of patents is also reported as revenue. The carrying value of the sold patents is reported as cost of sales. Government grants, other than those relating to purchases of assets, are recognized as income as qualified expenditures are made. Software revenue is recognized in accordance with ASC 985 “Software Revenue Recognition” when the 4 criteria of SAB Topic 13 are met.

Financial income and expense

Financial income comprises interest income on funds invested and the net gain on the disposal of other financial assets.

Financial expense comprises interest expense on borrowings, accretion of the discount on provisions and contingent consideration, losses on disposal of financial assets, impairment losses recognized on financial assets (other than trade receivables) and losses on hedging instruments recognized in the statement of operations.

Borrowing costs that are not directly attributable to the acquisition, construction or production of property, plant and equipment are recognized in the statement of operations using the effective interest method.

Foreign currency gains and losses, not related to accounts receivable, accounts payable and intercompany current accounts, are reported on a net basis as either financial income or financial expense in the statement of operations depending on whether foreign currency movements are in a net gain or net loss position. Foreign currency gains and losses on accounts receivable, accounts payable and intercompany current accounts that are not hedged in a net investment hedge are reported under cost of revenue in the statement of operations.

Income taxes

Income taxes are accounted for using the asset and liability method. Income tax is recognized in the statement of operations except to the extent that it relates to an item that is initially recognized directly within equity or other comprehensive income (loss), in which case the related tax effect is also recognized there.

Current tax is the expected tax payable on the taxable income for the year, using the tax rates enacted at the balance sheet date, and any adjustment to tax payable in respect of previous years. Deferred tax assets and liabilities are recognized for the expected tax consequences of temporary differences between the tax basis of assets and liabilities and their reported amounts. Measurement of deferred tax assets and liabilities is based upon the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date of the change. Deferred tax assets and liabilities are not discounted. Deferred tax liabilities for withholding taxes on dividends from subsidiaries are recognized in situations where the company does not consider the earnings permanently reinvested and to the extent that these withholding taxes are not expected to be refundable.

Deferred tax assets, including assets arising from loss carryforwards, are recognized, net of a valuation allowance, if it is more likely than not that the asset will be realized. The Company has significant deferred tax assets primarily related to net operating losses in the Netherlands, France, Germany, the USA and other countries. The realization of deferred tax assets is not assured and is dependent on the generation of sufficient taxable income in the future. We have exercised judgment in determining whether it is more likely than not that we will realize the benefit of these net operating losses and other deductible temporary differences, based upon estimates of future taxable income in the various jurisdictions and any feasible tax planning strategies.

The income tax benefit from an uncertain tax position is recognized only if it is more likely than not that the tax position will be sustained upon examination by the relevant taxing authorities, based on the technical merits of the position. The income tax benefit recognized in the financial statements from such position is measured based on the largest benefit that is more than 50% likely to be realized upon settlement with a taxing authority that has full knowledge of all relevant information. The liability for unrecognized tax benefits and the related interest and penalties is recorded under accrued liabilities and other non-current liabilities in the balance sheet based on the timing of the expected payment. Penalties are recorded as income tax expense, whereas interest is reported as financial expense in the statement of operations.

Postretirement benefits

The Company accounts for the cost of pension plans and postretirement benefits other than pensions in accordance with ASC 715 “Compensation-Retirement Benefits”.

The Company’s employees participate in pension and other postretirement benefit plans in many countries. The costs of pension and other postretirement benefits and related assets and liabilities with respect to the Company’s employees participating in defined-benefit plans are based upon actuarial valuations. Some of the Company’s defined-benefit pension plans are funded with plan assets that have been segregated and restricted in a trust, foundation or insurance company to provide for the pension benefits to which the Company has committed itself.

The net pension liability or asset recognized in the balance sheet in respect of defined benefit pension plans is the present value of the projected defined-benefit obligation less the fair value of plan assets at the balance sheet date.

Most of the Company’s plans are unfunded and result in a pension provision or a net pension liability.

The projected defined-benefit obligation is calculated annually by qualified actuaries using the projected unit credit method. For the Company’s major plans, the discount rate is derived from market yields on high quality corporate bonds. Plans in countries without a deep corporate bond market use a discount rate based on the local government bond rates.

Pension costs in respect of defined-benefit pension plans primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of the expected return on plan assets and net of employee contributions.

Actuarial gains and losses arise mainly from changes in actuarial assumptions and differences between actuarial assumptions and what has actually occurred. They are recognized in the statement of operations, over the expected average remaining service periods of the employees only to the extent that their net cumulative amount exceeds 10% of the greater of the present value of the obligation or of the fair value of plan assets at the end of the previous year (the corridor). Events which invoke a curtailment or a settlement of a benefit plan will be recognized in our statement of operations.

In calculating obligation and expense, the Company is required to select actuarial assumptions. These assumptions include discount rate, expected long-term rate of return on plan assets and rates of increase in compensation costs determined based on current market conditions, historical information and consultation with and input from our actuaries. Changes in the key assumptions can have a significant impact to the projected benefit obligations, funding requirements and periodic pension cost incurred. A sensitivity analysis is provided in Note 9, “Postretirement Benefit Plans”.

Unrecognized prior-service costs related to pension plans and postretirement benefits other than pensions are amortized to the statements of operations over the average remaining service period of the active employees.

Contributions to defined-contribution and multi-employer pension plans are recognized as an expense in the statements of operations as incurred.

In accordance with the requirements of ASC 715, if the projected benefit obligation exceeds the fair value of plan assets, we recognize in the consolidated balance sheet a liability that equals the excess. If the fair value of plan assets exceeds the projected benefit obligation, we recognize in the balance sheet an asset that equals the excess.

The Company determines the fair value based on quoted prices for the plan assets or comparable prices for non-quoted assets. For a defined-benefit pension plan, the benefit obligation is the projected benefit obligation; for any other postretirement defined benefit plan it is the accumulated postretirement benefit obligation.

The Company recognizes as a component of other comprehensive income, net of taxes, the gains or losses and prior service costs that arise during the year but are not recognized as a component of net periodic benefit cost pursuant to ASC 715. Amounts recognized in accumulated other comprehensive income, including the gains or losses and the prior services costs are adjusted as they are subsequently recognized as components of net periodic benefit costs pursuant to the recognition provisions of ASC 715.

For all of the Company’s defined pension benefit plans, the measurement date is year-end.

Share-based compensation

Share-based payment plans were first introduced by NXP Semiconductors N.V. for NXP employees in 2007 and new plans were introduced after NXP’s initial public offering of common shares in the United States in 2010. All plans are accounted for in accordance with the provisions of ASC 718 “Compensation, Stock Compensation” at the estimated fair value of the equity instruments measured at the grant date. For the grants issued up to August 2010 under the 2007 plans, the Company used a binomial option-pricing model to determine the estimated fair value of the options and determined the fair value of the equity rights on the basis of the estimated fair value of the Company, using a discounted cash flow technique. For grants issued since August 2010 the Company uses the Black-Scholes-Merton method. The estimated fair value of the equity instruments is recognized as compensation expense over the vesting period on a straight-line basis taking into account estimated forfeitures. For performance share units the recognition of cost is based on graded vesting of the performance share units.

The share-based compensation plans that the Company’s employees participate in contain contingent cash settlement features upon an exit or change in control in combination with a termination of employment. The Company has concluded that the likelihood of these events occurring is remote and therefore not probable. Also, upon death or disablement the Company may offer cash settlement, but the employee or his dependents must consent. Therefore, the Company has concluded that the requirement in ASC 718 that share options and restricted shares that have contingent cash settlement features that are outside the control of the employee, such as a change in control or the death or disability of an employee, to be accounted for as liabilities rather than equity if the contingent event is probable of occurring, is not applicable to the Company. However, if it is determined that vested share-based payment rights will become cash settled such instruments will be recorded as liabilities at fair value at the date of such event.

During 2009, NXP executed an option exchange program for options granted in 2007, 2008 and 2009 which were estimated to be deeply out of the money. Under this option exchange program, options with new exercise prices, different volumes and—in certain cases—revised vesting schedules were granted to eligible individuals, in exchange for their owned options. By accepting the new options, all options (vested and unvested) owned by the eligible individuals were cancelled. As of May 2009 until August 2010, options were granted to eligible individuals under the revised stock option program. In accordance with the provisions of ASC 718 the unrecognized portion of the compensation costs of the cancelled options continues to be recognized over their remaining requisite vesting period. For the replacement options, the compensation cost was determined as the difference between the fair value of the cancelled options immediately before the grant date of the replacement options and the fair value of these replacement options at the grant date. This compensation cost was recognized in accordance with the vesting schedule over the remaining vesting period. Since November 2010, following NXP Semiconductors N.V. becoming a listed company, new option programs and share programs were launched in addition to the option program and equity rights program launched before November 2010.

Accounting standards adopted in 2012

The following accounting pronouncements became effective in 2012 and were adopted by the Company

•	ASU No. 2011-04 “Fair Value Measurement (Topic 820). Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”

In May 2011 the FASB issued ASU 2011-04, which provides guidance about fair value measurements and related disclosures.

The guidance changes some fair value measurement principles and disclosure requirements. The key changes to U.S. GAAP that impact NXP are:

–	The guidance states that the concepts of highest and best use and valuation premise are only relevant when measuring the fair value of non-financial assets (that is, it does not apply to financial assets or any liabilities).

–	The guidance extends the prohibition on using a blockage factor to all fair value measurements. Premiums or discounts related to size as a characteristic of the entity’s holding (that is, a blockage factor) instead of as a characteristic of the asset or liability (for example, a control premium), are not permitted.

–	The guidance does not apply to instruments issued as share-based compensation.

–	The most significant change requires disclosure of quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements for recurring Level 3 fair value measurements. New disclosures are required about the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed.

–	The ASU became effective for NXP as of January 1, 2012. It did not have a significant impact on the Company’s fair value measurements or result in more extensive disclosures about valuation processes and sensitivity analysis.

•

ASU No. 2011-05 “Comprehensive Income (Topic 220). Presentation of Comprehensive Income” and ASU No. 2011-12 “Comprehensive Income (Topic 220). Deferral of the Effective date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”

ASU 2011-05 requires presenting comprehensive income either in one single statement of comprehensive income or in 2 consecutive statements. The latter is currently the presentation manner of NXP.

The FASB issued ASU 2011-12 in December 2011, which deferred certain requirements of ASU No. 2011-05. These amendments were made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income for all periods presented. The new guidance is to be applied retrospectively.

ASU 2011-05 does not provide new requirements for the components of other comprehensive income or other accounting-related matters. The ASUs became effective for NXP beginning January 1, 2012.

•	ASU No. 2011-08 “Intangibles – Goodwill and Other (Topic 350). Testing Goodwill for Impairment”

Under the amendments in this update, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. This update became effective for NXP on January 1, 2012.

In 2012, NXP has used the option to first assess qualitative factors and has determined, based on this assessment, it is not more likely than not that the fair value of the reporting units is less than the carrying value of the reporting units.

•	ASU No. 2011-11 “Balance Sheet (Topic 210). Disclosures about Offsetting Assets and Liabilities”

ASU 2011-11 was issued by the FASB in December 2011 with an effective date for NXP of January 1, 2013. It requires retrospective application to prior periods reported.

The ASU primarily requires more extensive disclosures about financial assets and financial liabilities that have been offset in the statement of financial position or that were allowed to be offset but for which the Company made an accounting policy choice not to offset. The disclosures are either by type of financial asset and financial liability or by counterparty. The offsetting conditions were not changed by the ASU. The ASU has no significant impact on the Company’s financial statements.

New standards to be adopted after 2012

•	ASU 2012-04 “Technical Corrections and Improvements”

The amendments in this Update make technical corrections, clarifications and limited-scope improvements to various Topics throughout the Codification. The ASU has no significant impact on the Company’s financial statements.

Supplemental Financial Information	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information

3 Supplemental Financial Information

Statement of Operations Information

Revenue composition

	2012	2011	2010
Goods	4,346	4,170	4,392
Patents and licenses	12	24	10

	4,358	4,194	4,402

Depreciation, amortization and impairment

Depreciation and amortization, including impairment charges, are as follows:

	2012	2011	2010
Depreciation of property, plant and equipment	247	290	359
Impairment of assets held for sale	—	—	30
Amortization of internal use software	24	10	14
Amortization of identified intangible assets	262	291	281

	533	591	684

Depreciation of property, plant and equipment in 2012 includes an additional write-off in connection with the retirement of property, plant and equipment of $1 million (2011: $1 million; 2010: $7 million). Depreciation of property, plant and equipment resulting from the acquisition accounting of $11 million (2011: $10 million; 2010: $21 million) is also included. Furthermore, depreciation of property, plant and equipment in 2012 includes $2 million relating to write-downs and impairment charges (2011: $6 million; 2010: $21 million). The 2010 write-downs related to additional depreciation of our ICN5 and ICN6 wafer fabs in Nijmegen, the Netherlands.

In 2010 an impairment of $30 million for real estate and other property was recognized as a result of classifying certain tangible fixed assets as held-for-sale.

Amortization of identified intangible assets in 2012 reflects amortization of identified intangible assets resulting from acquisition accounting of $262 million (2011: $291 million; 2010: $281 million).

Depreciation of property, plant and equipment is primarily included in cost of revenue. Amortization of intangible assets is primarily reported in the selling, general and administrative expenses.

Other income and expense

Other income and expense consists of the following:

	2012	2011	2010
Result on disposal of property, plant and equipment:
- income	1	8	8
- expense	—	(18)	—
Result on disposal of businesses:
- income	19	—	—
- expense	—	—	(37)
Result on other items:
- income	10	17	19
- expense	(1)	(3)	(6)

Total other income	30	25	27
Total other expense	(1)	(21)	(43)

Total other income (expense)	29	4	(16)

In 2012, the result on disposal of properties consists of various smaller items. In 2011, the result on disposal of properties mainly related to the sale of land and buildings in San Jose, USA (a loss of $17 million) and the sale of equipment in Nijmegen, the Netherlands (a gain of $5 million). Furthermore, the sale of a building in Southampton, UK, which was classified as assets held for sale, resulted in a gain of $2 million. In 2010, the result on disposal of properties mainly related to the sale of a building in Hamburg, Germany ($5 million), which was classified as assets held for sale.

In 2012, the result on disposal of businesses related to the sale of our High Speed Data Converter business. In 2011, no results on disposal of businesses were recorded. In 2010, the result on disposal of businesses mainly related to the divestment of the Home business to Trident (loss $26 million) and the divestment of NuTune (loss $7 million).

The remaining income and expense on other items consists of various smaller items for all periods reported.

Foreign exchange differences

In 2012, cost of revenue included foreign exchange differences amounting to a loss of $4 million (2011: a gain of $9 million; 2010: a loss of $20 million).

Financial income and expense

	2012	2011	2010
Interest income	4	5	2
Interest expense	(270)	(312)	(320)

Total interest expense, net	(266)	(307)	(318)
Net gain (loss) on extinguishment of debt	(161)	(32)	57
Sale of securities and other financial assets	—	—	8
Foreign exchange rate results	28	128	(331)
Miscellaneous financing costs/income, net	(38)	(46)	(44)

Total other financial income and expense	(171)	50	(310)

Total	(437)	(257)	(628)

In 2012, interest expense, net, of $266 million (2011: $307 million; 2010: $318 million) was mainly related to the interest expense on the euro-denominated and U.S. dollar-denominated notes. The lower interest expense in 2012 resulted from several transactions to optimize our debt portfolio. See Note 5 “Debt”.

Furthermore in 2012, a net loss on extinguishment of debt of $161 million (2011: a loss of $32 million; 2010: a gain of $57 million) was recorded in connection with the various bond exchange and repurchase offers. See Note 5 “Debt”.

Included in the sale of securities and other financial assets is the sale of Virage shares in 2010 (a gain of $7 million).

In 2012 foreign exchange results amounted to a gain of $28 million (2011: a gain of $128 million; 2010: a loss of $331 million) and are composed of the following exchange rate fluctuations:

•

the remeasurement of the U.S. dollar-denominated notes and short-term loans, which reside in a euro functional currency entity, of a gain of $9 million (2011: a gain of $124 million; 2010: a loss of $307 million);

•	intercompany financing resulting in a gain of $3 million (2011: a loss of $7 million; 2010: a gain of $16 million);

•	the Company’s foreign currency cash and cash equivalents resulting in a gain of $16 million (2011: a gain of $10 million; 2010: a loss of $43 million);

•	foreign currency contracts resulting in a loss of $1 million (2011: a gain of $1 million; 2010: a gain of $2 million);

•	remaining items, a gain of $1 million in 2012 (2011: no material results; 2010: a gain of $1 million).

Included in miscellaneous financing costs in 2012 is the amortization of capitalized debt issuance costs of $32 million (2011: $27 million; 2010: $31 million). In 2011 and 2010, this position also included incidental interest on capital lease obligations of $10 million and $13 million, respectively.

The Company has applied net investment hedging since May, 2011. The U.S. dollar exposure of the net investment in U.S. dollar functional currency subsidiaries of $1.7 billion has been hedged by our U.S. dollar-denominated notes. As a result in 2012 a benefit of $26 million (2011: a charge of $203 million) was recorded in other comprehensive income (loss) relating to the foreign currency result on the U.S. dollar-denominated notes that are recorded in a euro functional currency entity.

Earnings per share

The computation of earnings per share (EPS) is presented in the following table:

	2012	2011	2010
Income (loss) from continuing operations	(53)	2	(465)
Less: Net income (loss) attributable to non-controlling interests	63	46	50

Income (loss) from continuing operations attributable to stockholders	(116)	(44)	(515)
Income (loss) from discontinued operations attributable to stockholders	1	434	59

Net income (loss) attributable to stockholders	(115)	390	(456)
Weighted average number of shares outstanding (after deduction of treasury shares) during the year (in thousands):
Basic and diluted	248,064	248,812	229,280
Basic and diluted EPS attributable to stockholders in $: 1)
Income (loss) from continuing operations	(0.46)	(0.17)	(2.25)
Income (loss) from discontinued operations	—	1.74	0.26

Net income (loss)	(0.46)	1.57	(1.99)

1)

In 2012, 32,394,794 securities (2011: 27,789,634 securities; 2010: 24,350,650 securities) that could potentially dilute basic EPS were not included in the computation of dilutive EPS because the effect would have been anti-dilutive for the periods presented.

Balance Sheet Information

Cash and cash equivalents

At December 31, 2012, our cash balance was $617 million (2011: $743 million), of which $288 million (2011: $261 million) was held by SSMC, our joint venture company with TSMC. A portion of this cash can be distributed by way of dividend to us, but 38.8% of the dividend will be paid to our joint venture partner as well. In 2012, there was a dividend distribution from SSMC amounting to $100 million (2011: $170 million) of which $39 million (2011: $66 million) was paid to TSMC.

Receivables, net

Accounts receivable are summarized as follows:

	2012	2011
Accounts receivable from third parties	463	425
Allowance for doubtful accounts	(4)	(4)
Accounts receivable from equity-accounted investees (net)	—	20
Other receivables	51	38

	510	479

The current portion of income taxes receivable of $3 million (2011: $14 million) is included under other receivables.

Inventories, net

Inventories are summarized as follows:

	2012	2011
Raw materials	70	69
Work in process	515	415
Finished goods	130	134

	715	618

The portion of the finished goods stored at customer locations under consignment amounted to $20 million as of December 31, 2012 (2011: $15 million).

The amounts recorded above are net of an allowance for obsolescence of $61 million as of December 31, 2012 (2011: $62 million).

Property, plant and equipment, net

The following table presents details of the Company’s property, plant and equipment, net of accumulated depreciation:

	Useful Life (in years)	2012	2011
Land		59	62
Buildings	9 to 50	452	432
Machinery and installations	2 to 7	1,338	1,332
Other Equipment	1 to 5	186	185
Prepayments and construction in progress		68	54

		2,103	2,065
Less accumulated depreciation		(1,033)	(1,002)

Property, plant and equipment, net of accumulated depreciation		1,070	1,063

Land with a book value of $59 million (2011: $62 million) is not depreciated.

Property and equipment includes $77 million (2011: $75 million) related to assets acquired under capital leases. Accumulated depreciation related to these assets was $65 million (2011: $57 million). See Note 10 for information regarding capital lease obligations.

There was no significant construction in progress and therefore no related capitalized interest.

Accrued liabilities

Accrued liabilities are summarized as follows:

	2012	2011
Payroll and related benefits	193	143
Pension-related benefits	21	21
Utilities, rent and other	28	17
Income tax payable (refer to Note 15)	29	36
Deferred tax liabilities (refer to Note 15)	4	1
Liability for unrecognized tax benefits	—	6
Communication & IT costs (including accruals related to EDA contracts)	25	10
Distribution costs	9	7
Sales-related costs	12	13
Purchase-related costs	4	5
Interest accruals	25	74
Derivative instruments—liabilities (refer to Note 6)	2	3
Other accrued liabilities	137	138

	489	474

Other accrued liabilities in 2012 include approximately $50 million relating to legal claims.

Other accrued liabilities in 2011 include approximately $45 million of liabilities incurred in connection with the sale of the Sound Solutions business. The settlement of these liabilities in 2012 was reported as cash flows from discontinued operations.

The remaining other accrued liabilities in 2012 and 2011 consist of various smaller items.

Accumulated other comprehensive income (loss), net of tax

Total comprehensive income (loss) represents net income (loss) plus the results of certain equity changes not reflected in the Consolidated Statements of Operations. The after-tax components of accumulated other comprehensive income (loss) and their corresponding changes are shown below:

	Net investment hedge	Currency translation differences	Net actuarial gain/(losses)	Accumulated Other Comprehensive Income (loss)
As of December 31, 2009	—	367	32	399
2010 other comprehensive income (loss)	—	158	(19)	139

As of December 31, 2010	—	525	13	538
2011 other comprehensive income (loss)	(203)	(21)	9	(215)

As of December 31, 2011	(203)	504	22	323
2012 other comprehensive income (loss)	18	10	(51)	(23)

As of December 31, 2012	(185)	514	(29)	300

Cash Flow Information

($ in millions)	For the years ended December 31,
	2012	2011	2010
Net cash paid during the period for:
Interest	292	301	278
Income taxes	28	25	19
Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	31	30	6
Book value of these assets	(12)	(40)	(142)
Non-cash gains (losses)	1	—	115

	20	(10)	(21)
Non-cash investing information:
Assets received in lieu of cash from the sale of businesses:
Trident shares	—	—	177
Others	3	—	—
Other items:
Other items consist of the following non-cash elements in income:
Value adjustments/impairment financial assets	—	—	(4)
Non-cash interest cost due to applying effective interest method	22	18	15
Others	—	—	(7)

	22	18	4

Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Assets and Liabilities

4 Fair Value of Financial Assets and Liabilities

The following table summarizes the estimated fair value and carrying amount of our financial instruments measured on a recurring basis:

		December 31, 2012		December 31, 2011
	Fair value hierarchy1)	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets:
Other financial assets	2	18	18	17	17
Derivative instruments-assets	2	1	1	2	2
Liabilities:
Short-term debt	2	(42)	(42)	(52)	(52)
Short-term debt (bonds)	1	(265)	(267)	—	—
Long-term debt (bonds)	1	(2,332)	(2,453)	(3,122)	(3,296)
Long-term debt (bonds) 2)	2	(608)	(635)	(606)	(609)
Other long-term debt	2	(245)	(245)	(19)	(19)
Derivative instruments-liabilities	2	(2)	(2)	(3)	(3)

1)	Transfers between the levels of fair value hierarchy are recognized when a change in circumstances would require it. There were no transfers during the reporting periods presented in the table above.
2)	Represent bonds which are privately held (floating rate secured notes 2016).

The following methods and assumptions were used to estimate the fair value of financial instruments:

Other financial assets

For other financial assets, the fair value is based upon significant other observable inputs depending on the nature of the other financial asset.

Debt

The fair value is estimated on the basis of the quoted market prices for certain issues, or on the basis of discounted cash flow analyses based upon the incremental borrowing rates for similar types of borrowing arrangements with comparable terms and maturities. Accrued interest is included under accounts payable and not within the carrying amount or estimated fair value of debt.

Assets and liabilities recorded at fair value on a non-recurring basis

We measure and record our non-marketable equity investments (non-marketable equity method and cost method investments) and non-financial assets, such as intangible assets and property, plant and equipment, at fair value when an impairment charge is required.

Debt	12 Months Ended
Dec. 31, 2012
Debt

5 Debt

Short-term debt

	2012	2011
Other short-term bank borrowings	36	35
Current portion of long-term debt	271	17

Total	307	52

At December 31, 2012, other short-term bank borrowings of $36 million (2011: $35 million) consisted of a local bank borrowing by our Chinese subsidiary.

The applicable weighted average interest rate during 2012 was 3.6% (2011: 4.4%).

Long-term debt

	Range of interest rates	Average rate of interest	Amount outstanding 2012	Due in 2013	Due after 2013	Due after 2017	Average remaining term (in years)	Amount outstanding December 31, 2011
EUR notes	3.0	3.0	187	187	—	—	0.8	476
USD notes	3.1-9.8	5.8	3,018	78	2,940	1,336	5.0	3,262
Revolving Credit Facility	2.7	2.7	230	—	230	—	4.2	—
Bank borrowings	2.0	2.0	5	—	5	—	2.0	4
Liabilities arising from capital lease transactions	2.6-13.8	5.8	16	6	10	—	2.0	22

		5.4	3,456	271	3,185	1,336	4.7	3,764
Corresponding data of previous year		7.4	3,764	17	3,747	1,846	4.7

The following amounts of long-term debt at book value as of December 31, 2012 are due in the next 5 years:

2013	271
2014	28
2015	25
2016	629
2017	1,167
Due after 5 years	1,336

3,456

As of December 31, 2012, the Company’s euro-denominated notes and U.S. dollar-denominated notes represented 6% and 94% respectively, of the total principal amount of the notes outstanding with maturities ranging from 1 to 8 years. The fixed rate notes and floating rate notes represented 13% and 87% respectively of the total principal amount of the notes outstanding at December 31, 2012. The remaining tenor of secured debt is on average 4.7 years.

Debt exchange and repurchase

At December 31, 2012 long-term debt has been reduced to $3,185 million from $3,747 million at December 31, 2011 and $4,128 million at December 31, 2010.

In 2012, the book value of our long-term debt decreased by $562 million to $3,185 million, mainly due to the full repayment of the Senior Notes 2015, the full repayment of the Super Priority Notes 2013 and the partial repayment of the Senior Notes 2018 offset in part by issuance of a new Term Loan due 2019, a new Term Loan due 2020 and borrowings under a new Revolving Credit Facility due 2017. Extinguishment of debt in 2012 amounted to a loss of $161 million compared to a loss of $32 million in 2011. The Senior Secured notes due 2013, outstanding as of December 31, 2012 and due within one year are classified within short-term debt.

2019 Term Loan

On February 16, 2012, our subsidiary, NXP B.V. together with NXP Funding LLC entered into a new $475 million aggregate principal amount Senior Secured Term Loan Facility due March 19, 2019. The Term Loan was issued with an original issue discount at 98.5% of par and was recorded at its fair value of $468 million on the accompanying Consolidated Balance Sheet. The net proceeds of this issuance, together with a $330 million draw-down under our pre-existing Revolving Credit Facility and approximately $52 million of cash on hand, were used to redeem $510 million of the U.S. dollar-denominated 9 1/2% Senior Notes due October 2015, €203 million of the euro-denominated 8 5/8% Senior Notes due October 2015, and pay related call premiums of $36 million and accrued interest of $31 million.

2017 Revolving Credit Facility

On April 27, 2012, NXP B.V. and NXP Funding LLC concluded a new Senior Secured Revolving Credit Agreement (“RCA”) under which it borrowed $330 million to settle and close its pre-existing Revolving Credit Facility. It subsequently reduced its outstanding drawings to $230 million as of December 31, 2012.

On October 24, 2012, NXP B.V. and NXP Funding LLC agreed with certain participating banks to increase the borrowing capacity under the RCA subject to an effective date of October 29, 2012. The borrowing capacity under the RCA was increased by €120 million (approximately $155 million) up to a total amount of €620 million ($818 million). The RCA will expire on March 1, 2017 and will be used for general corporate purposes.

2013 Super Priority Notes

During 2012, we repurchased all of our Euro denominated Super Priority Notes 2013 for a principal amount of €29 million and all USD denominated Super Priority Notes 2013 for a principal amount of $221 million.

2020 Term Loan

On December 10, 2012, our subsidiary, NXP B.V. together with NXP Funding LLC entered into a new $500 million aggregate principal amount Senior Secured Term Loan Facility due January 11, 2020. The Term Loan was issued with an original issue discount at 99.5% of par and was recorded at its fair value of $498 million on the accompanying Consolidated Balance Sheet. The net proceeds of this issuance, together with a $100 million draw-down under our existing Revolving Credit Facility and approximately $12 million of cash on hand, were used to settle our tender offer for $500 million of the U.S. dollar-denominated 9  3/4 % Senior Notes due 2018, and pay related call premiums of $86 million, accrued interest of $18 million and debt issuance costs of $6 million.

The Company may from time to time continue to seek to retire or purchase its outstanding debt through cash purchases and/or exchanges, in open market purchases, privately negotiated transactions or otherwise.

Other effects on the total long-term debt position relate to the translation of euro-denominated notes outstanding.

Euro notes

The Euro note outstanding as of the end of December 2012 consists of the following:

•	a €142 million aggregate principal amount of floating rate senior secured notes due 2013 with an interest rate of three-month EURIBOR plus 2.75%.

U.S. dollar-denominated notes

The U.S. dollar-denominated notes consist of the following seven series:

•	a $58 million aggregate principal amount of floating rate senior secured notes due 2013 with an interest rate of three-month LIBOR plus 2.75%; and

•	a $616 million aggregate principal amount of floating rate senior secured notes due 2016 with an interest rate of three-month LIBOR plus 5.5%; and

•	a $491 million aggregate principal amount of floating rate senior secured term loan due 2017 with an interest rate of LIBOR plus 3.25% with a floor of 1.25%; and

•	a $494 million aggregate principal amount of floating rate senior secured term loan due 2017 with an interest rate of LIBOR plus 4.25% with a floor of 1.25%; and

•	a $422 million aggregate principal amount of 9.75% senior secured notes due 2018; and

•	a $471 million aggregate principal amount of floating rate senior secured term loan due 2019 with an interest rate of LIBOR plus 4% with a floor of 1.25%; and

•	a $500 million aggregate principal amount of floating rate senior secured term loan due 2020 with an interest rate of LIBOR plus 3.50% with a floor of 1.25%.

Certain terms and Covenants of the Euro and U.S. dollar-denominated notes

The Company is not required to make mandatory redemption payments or sinking fund payments with respect to the notes. With respect to the Term Loans, the Company is required to repay $20 million annually ($5 million per Term Loan).

The indentures governing the notes contain covenants that, among other things, limit the Company’s ability and that of restricted subsidiaries to incur additional indebtedness, create liens, pay dividends, redeem capital stock or make certain other restricted payments or investments; enter into agreements that restrict dividends from restricted subsidiaries; sell assets, including capital stock of restricted subsidiaries; engage in transactions with affiliates; and effect a consolidation or merger.

Certain portions of long-term and short-term debt as of December 31, 2012 in the principal amount of $3,470 million (2011: $3,033 million) have been secured by collateral on substantially all of the Company’s assets and of certain of its subsidiaries.

The notes are fully and unconditionally guaranteed jointly and severally, on a senior basis by certain of the Company’s current and future material wholly owned subsidiaries (“Guarantors”).

Pursuant to various security documents related to the above mentioned secured notes and the $818 million (denominated €620 million) committed revolving credit facility, the Company and each Guarantor has granted first priority liens and security interests in, amongst others, the following, subject to the grant of further permitted collateral liens:

(a)	all present and future shares of capital stock of (or other ownership or profit interests in) each of its present and future direct subsidiaries, other than SMST Unterstützungskasse GmbH, and material joint venture entities;

(b)	all present and future intercompany debt of the Company and each Guarantor;

(c)	all of the present and future property and assets, real and personal, of the Company, and each Guarantor, including, but not limited to, machinery and equipment, inventory and other goods, accounts receivable, owned real estate, leaseholds, fixtures, general intangibles, license rights, patents, trademarks, trade names, copyrights, chattel paper, insurance proceeds, contract rights, hedge agreements, documents, instruments, indemnification rights, tax refunds, but excluding cash and bank accounts; and

(d)	all proceeds and products of the property and assets described above.

Notwithstanding the foregoing, certain assets may not be pledged (or the liens not perfected) in accordance with agreed security principles, including:

•	if the cost of providing security is not proportionate to the benefit accruing to the holders; and

•	if providing such security requires consent of a third party and such consent cannot be obtained after the use of commercially reasonable efforts; and

•

if providing such security would be prohibited by applicable law, general statutory limitations, financial assistance, corporate benefit, fraudulent preference, “thin capitalization” rules or similar matters or providing security would be outside the applicable pledgor’s capacity or conflict with fiduciary duties of directors or cause material risk of personal or criminal liability after using commercially reasonable efforts to overcome such obstacles; and

•

if providing such security would have a material adverse effect (as reasonably determined in good faith by such subsidiary) on the ability of such subsidiary to conduct its operations and business in the ordinary course as otherwise permitted by the indenture; and

•

if providing such security or perfecting liens thereon would require giving notice (i) in the case of receivables security, to customers or (ii) in the case of bank accounts, to the banks with whom the accounts are maintained. Such notice will only be provided after the secured notes are accelerated.

Subject to agreed security principles, if material property is acquired by the Company or a Guarantor that is not automatically subject to a perfected security interest under the security documents, then the Company or relevant Guarantor will within 60 days provide security over this property and deliver certain certificates and opinions in respect thereof as specified in the indenture governing the notes.

Other Financial Instruments, Derivatives and Currency Risk	12 Months Ended
Dec. 31, 2012
Other Financial Instruments, Derivatives and Currency Risk

6 Other Financial Instruments, Derivatives and Currency Risk

We conduct business in diverse markets around the world and employ a variety of risk management strategies and techniques to manage foreign currency exchange rate, interest rate and commodity price risks. Our risk management program focuses on the unpredictability of financial markets and seeks to minimize the potentially adverse effects that the volatility of these markets may have on our operating results. One way we achieve this is through the active hedging of risks through the selective use of derivative instruments.

Derivatives are recorded on our Consolidated Balance Sheets at fair value which fluctuates based on changing market conditions.

The Company does not purchase or hold financial derivative instruments for trading purposes.

Currency risk

Currency fluctuations may impact the Company’s financial results. A higher proportion of our revenue is in U.S. dollars or U.S. dollar- related currencies, compared to our costs and expenses resulting in a structural currency mismatch. Accordingly, our results of operations may be affected by changes in foreign exchange rates, particularly between the euro and the U.S. dollar. A strengthening of the euro against the U.S. dollar during any reporting period will reduce the operating income of the Company.

In addition, the U.S. dollar-denominated debt held by our Dutch subsidiary which has a euro functional currency may generate adverse currency results in financial income and expenses depending on the exchange rate movement between the euro and the U.S. dollar. This exposure has been partially mitigated by the application of net investment hedge accounting. In accordance with the provisions in ASC 815, “Derivatives and Hedging”, the Company has applied net investment hedging since May 2011. The U.S. dollar exposure of our net investment in U.S. dollar functional currency subsidiaries has been hedged by our U.S. dollar denominated debt for an amount of $1.7 billion. The hedging relationship is assumed to be highly effective. Foreign currency gains or losses on this U.S. dollar debt that is recorded in a euro functional currency entity that are designated as, and to the extent they are effective as, a hedge of the net investment in our U.S. dollar foreign entities, are reported as a translation adjustment in other comprehensive income within equity, and offset in whole or in part the foreign currency changes to the net investment that are also reported in other comprehensive income. As a result, in 2012, a benefit of $26 million (2011: a charge of $203 million) was recorded in other comprehensive income relating to the foreign currency result on the U.S. dollar-denominated notes that are recorded in a euro functional currency entity. Absent the application of net investment hedging, this amount would have been recorded as a gain within financial income (expense) in the statement of operations. No amount resulting from ineffectiveness of net investment hedge accounting was recognized in the statement of operations in 2012 (2011: no amount).

The Company’s transactions are denominated in a variety of currencies. The Company uses financial instruments to reduce its exposure to the effects of currency fluctuations. The Company generally hedges foreign currency exposures in relation to transaction exposures, such as receivables/payables resulting from such transactions and part of anticipated sales and purchases. The Company generally uses forwards to hedge these exposures.

Changes in the fair value of foreign currency accounts receivable/payable as well as changes in the fair value of the hedges of accounts receivable/payable are reported in the statement of operations under cost of revenue. Cash flow hedge accounting for foreign currency risk is not applied.

Derivative instruments relate to

•	hedged balance sheet items,

•	hedged anticipated currency exposures with a duration of up to 12 months.

The fair value of our derivative assets at the end of 2012 was less than $1 million (December 31, 2011: $2 million) whereas the fair value of our derivative liabilities amounted to $1 million (December 31, 2011: $3 million) and are included in other current assets and accrued liabilities, respectively, in the Consolidated Balance Sheets.

It is the Company’s policy that transaction exposures are hedged. Accordingly, the Company’s organizations identify and measure their exposures from transactions denominated in other than their own functional currency.

We calculate our net exposure on a cash flow basis considering balance sheet items, actual orders received or made and anticipated revenue and expenses.

Interest rate risk

The Company has significant outstanding debt, which creates an inherent interest rate risk. Through a combination of several private and open market transactions since 2009, the Company’s long-term debt profile has been improved. At December 31, 2012, long-term debt has been reduced to $3,185 million from $3,747 million at December 31, 2011 and $4,128 million at December 31, 2010.

The following table summarizes the outstanding notes as of December 31, 2012:

	Principal amount*	Fixed/ floating	Current coupon rate	Maturity date
Senior Secured Notes	$422	Fixed	9.75%	2018
Senior Secured Notes	$616	Floating	5.81%	2016
Senior Secured Notes	€142	Floating	2.96%	2013
Senior Secured Notes	$58	Floating	3.09%	2013
Term Loan	$491	Floating	4.5%	2017
Term Loan	$494	Floating	5.5%	2017
Revolving Credit Facility	$230	Floating	2.71%	2017
Term Loan	$471	Floating	5.25%	2019
Term Loan	$500	Floating	4.75%	2020

*	amount in millions

A sensitivity analysis in relation to our long-term debt shows that if interest rates were to increase by 1% from the level of December 31, 2012 with all other variables held constant, the annualized interest expense would increase by $12 million. If interest rates were to decrease by 1% from the level of December 31, 2012 with all other variables held constant, the annualized interest expense would decrease by $3 million. This impact is based on the outstanding debt position as of December 31, 2012.

Commodity Price Risk

We are exposed to price risk related to forecasted purchases of gold that we use as raw material in many of our products. Gold forward contracts generally are not subject to the accounting requirements for derivative instruments and hedging activities under the normal purchases exception. We do not, by policy, use financial instruments for speculative purposes.

We may use gold forward contracts to hedge the input costs of gold for a portion of our anticipated purchases within the next 12 months. During the second quarter of 2012, we entered into non-deliverable forward contracts for gold which require net-settlement. These derivative instruments are highly effective and qualify for hedge accounting treatment. As of and for the year ended December 31, 2012 the impact to our financial statements related our gold forward contracts designated as cash flow hedges was not material. As of December 31, 2012, the notional value of our gold futures contracts was less than $1 million.

Identified Intangible Assets	12 Months Ended
Dec. 31, 2012
Identified Intangible Assets

7 Identified Intangible Assets

Intangible assets, net of accumulated amortization and impairments of $965 million and $1,171 million as of December 31, 2012 and 2011 respectively were composed of the following:

	December 31, 2012		December 31, 2011
	Gross	Accumulated amortization and impairments	Gross	Accumulated amortization and impairments
Marketing-related	18	(16)	18	(16)
Customer-related	427	(177)	411	(143)
Technology-based	2,053	(1,383)	2,044	(1,156)

Other intangible assets	2,498	(1,576)	2,473	(1,315)
Software	113	(70)	63	(50)

Identified intangible assets	2,611	(1,646)	2,536	(1,365)

The estimated amortization expense for these identified intangible assets for each of the five succeeding years is:

2013	232
2014	153
2015	132
2016	127
2017	113

All intangible assets, excluding goodwill, are subject to amortization and have no assumed residual value.

The expected weighted average remaining life of identified intangibles is 6 years as of December 31, 2012.

The estimated amortization expense for software as of December 31, 2012 for each of the five succeeding years is:

2013	21
2014	20
2015	2
2016	—
2017	—

The expected weighted average remaining lifetime of software is 2 years as of December 31, 2012.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill

8 Goodwill

The changes in goodwill in 2012 and 2011 were as follows:

	2012	2011
Balances as of January 1
Cost	2,454	2,529
Accumulated impairment	(223)	(230)

Book value	2,231	2,299
Changes in book value:
Acquisitions	11	—
Divestments	(6)	—
Translation differences	41	(68)

Total changes	46	(68)

Balances as of December 31
Cost	2,502	2,454
Accumulated impairment	(225)	(223)

Book value	2,277	2,231

Acquisitions in 2012 relate to the acquisition of the Catena Group. Divestments in 2012 relate to the divestment of the High Speed Data Converter business.

No goodwill impairment charges were required to be recognized in 2012 or 2011.

The fair value of the reporting units substantially exceeds the carrying value of the reporting units.

See Note 19, “Segment and Geographical Information”, for goodwill by segment and Note 16, “Acquisitions and Divestments”.

Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2012
Postretirement Benefit Plans

9 Postretirement Benefit Plans

Pensions

Our employees participate in employee pension plans in accordance with the legal requirements, customs and the local situation in the respective countries. These are defined-benefit pension plans, defined-contribution plans and multi-employer plans.

The Company’s employees in The Netherlands participate in a multi-employer plan, implemented for the employees of the Metal and Electrical Engineering Industry (“Bedrijfstakpensioenfonds Metalektro or PME”) in accordance with the mandatory affiliation to PME effective for the industry in which NXP operates. As this affiliation is a legal requirement for the Metal and Electrical Engineering Industry it has no expiration date. This PME multi-employer plan (a career average plan) covers approximately 1,250 companies and 630,000 participants. The plan monitors its risk on an aggregate basis, not by company or participant and can therefore not be accounted for as a defined benefit plan. The pension fund rules state that the only obligation for affiliated companies will be to pay the annual plan contributions. There is no obligation for affiliated companies to fund plan deficits. Affiliated companies are also not entitled to any possible surpluses in the pension fund.

Every participating company contributes the same fixed percentage of its total pension base, being pensionable salary minus an individual offset. The Company’s pension cost for any period is the amount of contributions due for that period.

The coverage ratio of the PME plan was 93.9% as of December 31, 2012. Regulations require PME to have a coverage ratio (ratio of the plan’s assets to its obligations) of 104.3% for the total plan as of December 31, 2013, which needs to be achieved via a Recovery Plan. As the coverage ratio as of December 31, 2012 is below the path indicated in the Recovery Plan, PME has announced a reduction of pension rights of 5.1% as of April 1, 2013. In case the coverage ratio is still lower than 104.3% as of December 31, 2013 an additional reduction of the pension rights may be required. The contribution rate will increase from 26.5% (2012) to 27.0% (2013) to meet the funding requirements for the accrual of new pension rights.

PME multi-employer plan	2012	2011	2010
NXP’s contributions to the plan	53	59	53
(including employees’ contributions)	4	2	2
Average number of NXP’s active employees participating in the plan	3,229	3,256	3,537
NXP’s contribution to the plan exceeded more than 5 percent of the total contribution (as of December 31 of the plan’s year end)	No	No	No

The amount for pension costs included in the statement of operations for the year 2012 was $84 million (2011: $90 million; 2010: $83 million) of which $19 million (2011: $16 million; 2010: $15 million) represents defined-contribution plans and $47 million (2011: $54 million; 2010: $48 million) represents the PME multi-employer plans.

Defined-benefit plans

The benefits provided by defined-benefit plans are based on employees’ years of service and compensation levels. Contributions are made by the Company, as necessary, to provide assets sufficient to meet the benefits payable to defined-benefit pension plan participants.

These contributions are determined based upon various factors, including funded status, legal and tax considerations as well as local customs. The Company funds certain defined-benefit pension plans as claims are incurred.

The total cost of defined-benefit plans amounted to $18 million in 2012 (2011: $20 million; 2010: $20 million) consisting of $20 million ongoing cost (2011: $21 million; 2010: $20 million) and a gain of $2 million from special events resulting from restructurings, curtailments and settlements.

The table below provides a summary of the changes in the pension benefit obligations and defined-benefit pension plan assets for 2012 and 2011, associated with the Company’s dedicated plans, and a reconciliation of the funded status of these plans to the amounts recognized in the consolidated balance sheets.

	2012	2011
Projected benefit obligation
Projected benefit obligation at beginning of year	342	347
Additions	—	3
Service cost	11	12
Interest cost	14	15
Actuarial (gains) and losses	60	(5)
Curtailments and settlements	(2)	(6)
Plan amendments	—	(1)
Benefits paid	(18)	(13)
Exchange rate differences	12	(10)

Projected benefit obligation at end of year	419	342
Plan assets
Fair value of plan assets at beginning of year	147	148
Actual return on plan assets	14	10
Employer contributions	14	13
Curtailments and settlements	—	(6)
Benefits paid	(18)	(13)
Exchange rate differences	5	(5)

Fair value of plan assets at end of year	162	147
Funded status	(257)	(195)

Classification of the funded status is as follows
- Prepaid pension cost within other non-current assets	13	25
- Accrued pension cost within other non-current liabilities	(260)	(211)
- Accrued pension cost within accrued liabilities	(10)	(9)

Total	(257)	(195)
Accumulated benefit obligation
Accumulated benefit obligation for all Company-dedicated benefit pension plans	364	299
Plans with assets less than accumulated benefit obligation
Funded plans with assets less than accumulated benefit obligation
- Fair value of plan assets	24	22
- Accumulated benefit obligations	65	60
- Projected benefit obligations	85	79
Unfunded plans
- Accumulated benefit obligations	174	140
- Projected benefit obligations	194	153
Amounts recognized in accumulated other comprehensive income (before tax)
Total AOCI at beginning of year	(30)	(21)
- Net actuarial loss (gain)	52	(9)
- Prior service cost (credit)	—	(1)
- Exchange rate differences	—	1

Total AOCI at end of year	22	(30)
Changes in accumulated other comprehensive income (before tax) consist of
Total net actuarial loss (gain) at beginning of year	(30)	(22)
- Net actuarial loss (gain) arising during the year	52	(9)
- Net actuarial (loss) gain recognized in income during the year	—	—
- Exchange rate difference	—	1

Total net actuarial loss (gain) at end of year	22	(30)
Total prior service cost (credit) at beginning of year	—	1
- Prior service cost (credit) arising during the year	—	(1)

Total prior service cost (credit) at end of year	—	—

The weighted average assumptions used to calculate the projected benefit obligations were as follows:

	2012	2011
Discount rate	3.5%	4.4%
Rate of compensation increase	2.4%	3.1%

The weighted average assumptions used to calculate the net periodic pension cost were as follows:

	2012	2011	2010
Discount rate	4.4%	4.3%	4.8%
Expected returns on plan assets	4.1%	4.2%	4.3%
Rate of compensation increase	3.1%	3.1%	3.0%

For the Company’s major plans, the discount rate used is based on high quality corporate bonds (iBoxx Corporate Euro AA 10+).

Plans in countries without a deep corporate bond market use a discount rate based on the local sovereign rate and the plans maturity (Bloomberg Government Bond Yields).

Expected returns per asset class are based on the assumption that asset valuations tend to return to their respective long-term equilibria. The Expected Return on Assets for any funded plan equals the average of the expected returns per asset class weighted by their portfolio weights in accordance with the fund’s strategic asset allocation.

The components of net periodic pension costs were as follows:

	2012	2011	2010
Service cost	11	12	12
Interest cost on the projected benefit obligation	14	15	15
Expected return on plan assets	(6)	(6)	(6)
Amortization of prior service cost	—	—	—
Amortization of net (gain) loss	—	—	(1)
Curtailments & settlements	(2)	(1)	(1)
Other	1	—	1

Net periodic cost	18	20	20

A sensitivity analysis shows that if the discount rate increases by 1% from the level of December 31, 2012, with all other variables held constant, the net periodic pension cost would increase by $2 million. If the discount rate decreases by 1% from the level of December 31, 2012, with all other variables held constant, the net periodic pension cost would decrease by $2 million.

The estimated net actuarial loss (gain) and prior service cost that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year (2013) are $1 million and nil, respectively.

Plan assets

The actual pension plan asset allocation at December 31, 2012 and 2011 is as follows:

	2012	2011
Asset category:
Equity securities	26%	21%
Debt securities	58%	64%
Insurance contracts	3%	4%
Other	13%	11%

	100%	100%

We met our target plan asset allocation. The investment objectives for the pension plan assets are designed to generate returns that, along with the future contributions, will enable the pension plans to meet their future obligations. The investments in our major defined benefit plans largely consist of government bonds, “Level 2” Corporate Bonds and cash to mitigate the risk of interest fluctuations. The asset mix of equity, bonds, cash and other categories is evaluated every three years by an asset-liability modeling study for our largest plan. The assets of funded plans in other countries mostly have a large proportion of fixed income securities with return characteristics that are aligned with changes in the liabilities caused by discount rate volatility. Total pension plan assets of $162 million include $149 million related to the German, Swiss and Philippine pension funds.

The following table summarizes the classification of these assets.

	2012			2011
	Level I	Level II	Level III	Level I	Level II	Level III
Equity securities	3	38	—	1	29	—
Debt securities	20	68	—	17	71	—
Other	13	4	3	7	5	4

	36	110	3	25	105	4

From the remaining assets of $13 million an amount of $4 million relates to assets held by insurance companies.

The Company currently expects to make cash contributions of $84 million in 2013, consisting of $4 million of employer contributions to defined-benefit pension plans, $22 million of employer contributions to defined-contribution pension plans, $49 million of employer contributions to multi-employer plans and $9 million of expected cash payments in relation to unfunded pension plans.

Estimated future pension benefit payments

The following benefit payments are expected to be made (including those for funded plans):

2013	16
2014	13
2015	15
2016	14
2017	14
Years 2018-2022	95

Postretirement benefits other than pensions

In addition to providing pension benefits, the Company provides other postretirement benefits, primarily retiree healthcare benefits in the United States accounted for as defined-benefit plans. The Company funds these other postretirement benefit plans as claims are incurred.

The amounts included in the consolidated statements of operations for 2012 are an expense of $1 million (2011: $1 million; 2010: $1 million).

The accumulated postretirement benefit obligation other than pensions at the end of 2012 equals $9 million (2011: $7 million).

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

10 Commitments and Contingencies

Lease Commitments

Property, plant and equipment includes $12 million as of December 31, 2012 (2011: $18 million) for capital leases and other beneficial rights of use, such as building rights and hire purchase agreements. The financial obligations arising from these contractual agreements are reflected in long-term debt. Long-term operating lease commitments totaled $153 million as of December 31, 2012 (2011: $171 million). The long-term operating leases are mainly related to the rental of buildings. These leases expire at various dates during the next 30 years. Future minimum lease payments under operating and capital leases are as follows:

	Operating Leases	Capital Leases
2013	30	7
2014	29	7
2015	27	2
2016	18	1
2017	12	1
Thereafter	37	—

Total future minimum leases payments	153	18
Less: amount representing interest		2

Present value of future minimum lease payments		16

Rent expense amounted to $54 million in 2012 (2011: $51 million; 2010: $60 million).

Guarantees

At the end of 2012 there were no material guarantees recognized by the Company.

Other commitments

The Company has made certain commitments to TSMC, whereby the Company is obligated to make cash payments to TSMC with respect to long-term obligations for a joint development process should it fail to purchase an agreed-upon accumulative volume of wafers. The maximum commitment is $18 million and expires at the end of 2015.

Environmental remediation

In each jurisdiction in which we operate, we are subject to many environmental, health and safety laws and regulations that govern, among other things, emissions of pollutants into the air, wastewater discharges, the use and handling of hazardous substances, waste disposal, the investigation and remediation of soil and ground water contamination and the health and safety of our employees. We are also required to obtain environmental permits from governmental authorities for certain of our operations.

As with other companies engaged in similar activities or that own or operate real property, the Company faces inherent risks of environmental liability at our current and historical manufacturing facilities. Certain environmental laws impose liability on current or previous owners or operators of real property for the cost of removal or remediation of hazardous substances. Certain of these laws also assess liability on persons who arrange for hazardous substances to be sent to disposal or treatment facilities when such facilities are found to be contaminated.

Soil and groundwater contamination has been identified at our properties in Hamburg, Germany and Nijmegen, the Netherlands. The remediation processes have been ongoing for several years and are expected to continue for several years.

Our former property in Lent, the Netherlands, is affected by trichloroethylene contamination. ProRail B.V., owns certain property located nearby and has claimed that we have caused trichloroethylene contamination on their property. We have rejected ProRail’s claims, as we believe that the contamination was caused by a prior owner of our property in Lent. While we are currently not taking any remediation or other actions, we estimate that our aggregate potential liability, if any, in respect of this property will not be material.

Asbestos contamination has been found in certain parts of our properties in Manchester in the United Kingdom and in Nijmegen, the Netherlands. Both in the United Kingdom and the Netherlands, we will be required to dispose of the asbestos when the buildings currently standing on the property are demolished or divested. We estimate our potential liability will not be material. Additionally, in the Netherlands, we will be required to remediate the asbestos contamination at a leased property, upon termination of the lease. The lease is not expected to end soon and we estimate the cost of remediation will not be material.

Litigation

We are regularly involved as plaintiffs or defendants in claims and litigation relating to matters such as commercial transactions and intellectual property rights. In addition, our divestments sometimes result in, or are followed by, claims or litigation by either party. From time to time, we also are subject to alleged patent infringement claims. We rigorously defend ourselves against these alleged patent infringement claims, and we rarely participate in settlement discussions. Although the ultimate disposition of asserted claims and proceedings cannot be predicted with certainty, it is our belief that the outcome of any such claims, either individually or on a combined basis, will not have a material adverse effect on our consolidated financial position. However, such outcomes may be material to our consolidated statement of operations for a particular period.

With the support from its in-house and outside counsel and based on its best estimate, the Company records an accrual for any claim that arises whenever it considers that it is probable that it is exposed to a loss contingency and the amount of the loss contingency can be reasonably estimated. Based on the most current information available to it and based on its best estimate, the Company also reevaluates at least on a quarterly basis the claims that have arisen to determine whether any new accruals need to be made or whether any accruals made need to be adjusted.

Based on the procedures described above, the Company has an aggregate amount of approximately $59 million accrued for legal proceedings pending as of December 31, 2012, compared to approximately $15 million as of December 31, 2011. Such accruals are part of the “Other accrued liabilities,” as referred to in Note 3, “Supplemental Financial Information”. There can be no assurance that the Company’s accruals will be sufficient to cover the extent of its potential exposure to losses. Historically, legal actions have not had a material adverse effect on the Company’s business, results of operations or financial condition.

Set forth below are descriptions of our most important legal proceedings pending as of December 31, 2012, for which the related loss contingency is either probable or reasonably possible, including the legal proceedings for which accruals have been made:

*	Three former employees of Signetics Corp, a predecessor of NXP Semiconductors USA, Inc. and their respective children each separately filed various counts against NXP Semiconductors USA, Inc. (negligence, premises liability, strict liability, abnormal and ultrahazardous activity, willful and wanton misconduct and loss of consortium) asserting exposure to harmful chemicals and substances while the employees concerned were working in a factory “clean room” of Signetics Corp., resulting in alleged physical injuries and eventual birth defects to their children (cases No. N09C-10-032 JRJ, N10C-05-137 JRJ and 1-10-CV-188679). Initial discovery has commenced by both sides in above mentioned cases. Actual substantive responses are pending. Trial dates for Case No. N09C-10 032 and Case No. N10C-05-137 have been set at October 7, 2013 and April 28, 2014, respectively. In Case No. 1-10-CV-188679 a trial setting conference is scheduled for April 30, 2013.

*	Norit Winkelsteeg B.V. and Vitens N.V. alleged that NXP Semiconductors Netherlands B.V. breached a contract it had entered into with them to build a so-called “permeate-water” factory or, in the alternative, had terminated negotiations to enter into such contract in bad faith. Claimants hold NXP Semiconductors Netherlands B.V. liable for all costs, expenses and damages, including loss of profit. In an interim judgment dated January 27, 2009, the Court of Appeal in Arnhem, the Netherlands, recognized that part of the claim related to costs and expenses could be awarded but the Court further stated that reticence must be observed in awarding compensation for loss of profits. Court ruling is adjourned to April 9, 2013.

*	In 2007, certain former employees of NXP Semiconductors France SAS employed by a subsidiary of the DSP Group, Inc. filed a claim against NXP Semiconductors France SAS before the Tribunal de Grande Instance in an emergency procedure (procédure de référé) to demand re-integration within NXP Semiconductors France SAS, following the closure of the DSP Group’s activities in France and the consequent termination of their employment agreements. The claim was rejected by the Tribunal de Grande Instance. The employees concerned then brought the same claim before the Social Court (Conseil de Prud’hommes) in Caen which, on April 27, 2010, also ruled in favor of NXP Semiconductors France SAS. The claimants filed for an appeal in last resort on May 18, 2010, which is still pending.

In addition, on January 7, 2009, the European Commission issued a release in which it confirmed it had started an investigation in the smart card chip sector. The European Commission has reason to believe that the companies concerned may have violated European Union competition rules prohibiting certain practices such as price fixing, customer allocation and the exchange of commercially sensitive information. As one of the companies active in the smart card chip sector, NXP is subject to this ongoing investigation and is assisting the regulatory authorities in this investigation. The investigation is still ongoing and it is currently not possible to reliably estimate its outcome.

On April 5, 2012, the ICC arbitration tribunal arrived at an award in a dispute between NXP and STMicroelectronics (“ST”) about the interpretation of the contractual arrangements concerning underloading in the NXP wafer fabs and ST’s liability for the associated costs. Based on the award, ST paid NXP approximately $59 million in the second quarter of 2012. No appeal is available to ST on this award, however, ST commenced a separate arbitration aiming to convince the ICC Tribunal to reverse the economic effect of its award in the first arbitration. The hearing for this second arbitration took place from June 2 – 7, 2012; this second arbitration still continues.

The estimated aggregate range of reasonably possible losses is based on currently available information in relation to the claims that have arisen and on the Company’s best estimate of such losses for those cases for which such estimate can be made. For certain claims, the Company believes that an estimate cannot currently be made. The estimated aggregate range requires significant judgment, given the varying stages of the proceedings (including the fact that many of them are currently in preliminary stages), the existence of multiple defendants (including the Company) in such claims whose share of liability has yet to be determined, the numerous yet-unresolved issues in many of the claims, and the attendant uncertainty of the various potential outcomes of such claims. Accordingly, the Company’s estimate will change from time to time, and actual losses may be more than the current estimate. As at December 31, 2012, the Company believes that for all litigation pending its aggregate exposure to loss in excess of the amount accrued could range between $0 and approximately $26 million.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity

11 Stockholders’ Equity

The Company amended its Articles of Association on August 2, 2010 in order to effect a 1-for-20 reverse stock split of its shares of common stock. As a consequence, the number of shares outstanding on August 2, 2010 (4,305,030,000 shares) has been adjusted to 215,251,500 shares. The exercise price and the number of shares of common stock issuable under the Company’s share-based compensation plans were proportionately adjusted to reflect the reverse stock split. Basic and diluted weighted average shares outstanding and earnings per share have been calculated to reflect the reverse stock split in all periods presented. The share capital of the Company as of December 31, 2012 and 2011 consists of 1,076,257,500 authorized shares, including 430,503,000 authorized shares of common stock, and 645,754,500 authorized but unissued shares of preferred stock.

In 2010, the Company completed its initial public offering of 34 million shares of common stock, priced at $14 per share, resulting in net proceeds of $448 million, after deducting underwriting discounts and commissions and offering expenses totaling $28 million. As a result, the number of common shares increased from 215,251,500 shares to 249,251,500 shares. In connection with long-term equity incentive plans introduced in November 2010 and 2011, the Company has issued a total number of 2,500,000 additional shares of common stock.

At December 31, 2012, the Company has issued and paid up 251,751,500 shares (2011: 251,751,500 shares) of common stock each having a par value of €0.20 or a nominal stock capital of €50 million.

Option rights/restricted share units/equity rights

The Company has granted stock options, restricted share units and equity rights to the employees of the Company and its subsidiaries to receive the Company’s shares or depository receipts in the future. See Note 13, “Share-based Compensation”.

Treasury shares

In connection with the Company’s share repurchase programs, which commenced in 2011, and in accordance with the Company’s policy to provide share awards from its treasury share inventory, shares which have been repurchased and are held in treasury for delivery upon exercise of options and under restricted share programs, are accounted for as a reduction of stockholders’ equity. Treasury shares are recorded at cost, representing the market price on the acquisition date. When issued, shares are removed from treasury shares on a first-in, first-out (FIFO) basis.

Differences between the cost and the proceeds received when treasury shares are reissued, are recorded in capital in excess of par value. Deficiencies in excess of net gains arising from previous treasury share issuances are charged to retained earnings.

The following transactions took place resulting from employee option and share plans in 2012:

2012
Total shares in treasury at beginning of year	3,915,144
Total cost	57
Shares acquired under repurchase program	1,843,694
Average price in $ per share	21.70
Amount paid	40
Shares delivered	3,032,838
Average price in $ per share	12.97
Amount received	15
Total shares in treasury at end of year	2,726,000
Total cost	58

Related-party Transactions	12 Months Ended
Dec. 31, 2012
Related-party Transactions

12 Related-party Transactions

The Company’s related parties are the Private Equity Consortium, the members of the board of directors of NXP Semiconductors N.V., Philips, the members of the management team of NXP Semiconductors N.V. and equity-accounted investees.

Advisory Services Agreements

The members of the Private Equity Consortium provide certain advisory services to NXP Semiconductors N.V. We have entered into separate agreements in this regard with the respective parties, under which each of the various legal entities receive an annual advisory fee of $25,000 (with an aggregate total amount of $125,000 annually).

Shareholders’ Agreement

Prior to the consummation of the initial public offering of NXP Semiconductors N.V. in August 2010, the members of the Private Equity Consortium restructured their indirect shareholding in the common stock of NXP Semiconductors N.V. such that each of them holds directly, or indirectly through a separate Luxembourg holding company, shares of its common stock. At the same time, KASLION Holding B.V. ceased to hold shares of common stock of NXP Semiconductors N.V. In connection with this restructuring, the members of the Private Equity Consortium, Philips and the Management Foundation (together, the “Existing Shareholders”) entered into a new shareholders’ agreement among themselves, which replaced the shareholders’ agreement entered into on September 29, 2006. We are not a party to the new shareholders’ agreement.

Other

We have a number of strategic alliances and joint ventures. We have relationships with certain of our alliance partners in the ordinary course of business whereby we enter into various sale and purchase transactions, generally on terms comparable to transactions with third parties. However, in certain instances upon divestment of former businesses where we enter into supply arrangements with the former owned business, sales are conducted at cost.

The following table presents the amounts related to revenue and expenses incurred in transactions with these related parties:

	2012	2011	2010
Revenue	33	133	292
Purchase of goods and services	204	137	139

The following table presents the amounts related to accounts receivable and payable balances with these related parties:

	2012	2011
Receivables (net)	—	20
Payables	30	38

On September 7, 2010, Philips Pension Trustees Limited purchased Philips’ 42,715,650 shares of common stock in the Company (“Transfer Shares”) in a private transaction. In a subsequent private transaction, on October 29, 2010, PPTL Investment LP purchased the Transfer Shares from Philips Pension Trustees Limited by way of a transfer agreement, to which also Philips is a party (“Amended Transfer Agreement”). PPTL Investment LP acquired the Transfer Shares for the purpose of owning and managing such assets as may be contributed to Philips Pension Trustees Limited. In the period running from the aforementioned acquisition to December 31, 2012, PPTL Investment LP disposed of 22,141,217 shares of common stock in 6 separate transactions.

Share-based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation

13 Share-based Compensation

We record share-based compensation arrangements in accordance with ASC 718 “Compensation-Stock Compensation”. All share-based payments, including grants of stock options, performance share units, restricted share units and equity rights are recognized in our Consolidated Financial Statements based upon their respective grant date fair value.

Share-based compensation plans for employees were introduced in 2007. Subsequent to becoming a listed company in August 2010, the Company introduced additional share-based compensation plans for eligible employees since November 2010. The plans introduced since November 2010 are referred to as the “Post-IPO Plans” and the plans introduced prior to November 2010 are referred to as the “Pre-IPO Plans”.

Share-based compensation expense is included in the following line items in our statement of operations:

	2012	2011	2010
Cost of revenue	2	1	1
Research and development	5	2	—
Selling, general and administrative	45	28	11

	52	31	12

Post-IPO Plan

Under the Post-IPO plan performance shares, stock options and restricted shares were granted to eligible employees. The options have a strike price equal to the closing share price on the grant date. The fair value of the options has been calculated with the Black-Scholes-Merton formula, using the following assumptions:

•

an expected life of 6.25 years, calculated in accordance with the guidance provided in SEC Staff bulletin No. 110 for plain vanilla options using the simplified method, since our equity shares have been publicly traded for only a limited period of time and we do not have sufficient historical exercise data;

•	a risk-free interest rate varying from 0.8% to 1.3% (2011 grant 1.2% to 2.78%; 2010: 1.67%);

•	no expected dividend payments; and

•	a volatility of 45% based on the volatility of a set of peer companies. Peer company data has been used given the short period of time our shares have been publicly traded.

Changes in the assumptions can materially affect the fair value estimate.

Stock options vest ratably on a yearly basis over 4 years from the date of grant. Performance share units and restricted share units vest, subject to relevant performance criteria being met, ratably on a yearly basis over 3 years from the date of grant.

A charge of $44 million was recorded in 2012 for Post-IPO Plans (2011: $17 million; 2010: $2 million).

A summary of the status of NXP’s Post-IPO stock options and share rights and changes during 2012 and 2011 is presented below.

Stock options

	2012		2011
	Stock options	Weighted average exercise price in USD	Stock options	Weighted average exercise price in USD
Outstanding at January 1	7,366,908	15.49	3,749,932	13.27
Granted	4,972,081	23.36	4,045,537	17.35
Exercised	(637,858)	14.14	(71,542)	13.27
Forfeited	(791,017)	15.94	(357,019)	13.65

Outstanding at December 31	10,910,114	19.12	7,366,908	15.49
Exercisable at December 31	1,819,243	15.05	853,732	13.27

The weighted average per share grant date fair value of stock options granted in 2012 was $10.44 (2011: $7.81; 2010: $6.04).

The intrinsic value of the exercised options was $7 million (2011: $0.3 million), whereas the amount received by NXP was $9 million (2011: $1 million).

The number of vested stock options at December 31, 2012 is 1,819,243 (2011: 853,732).

At December 31, 2012, there was a total of $64 million of unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted-average period of 3.3 years (2011: 3.5 years).

The outstanding options issued under the Post-IPO Plans are categorized by exercise price as follows:

USD-denominated

Year granted	Exercise price	Shares	Intrinsic value in millions	Weighted average remaining contractual term
2012	23.49	4,047,450	11	9.8
2012	22.62	197,550	1	9.6
2012	26.32	158,930	—	9.3
2012	21.63	493,865	2	9.1
2011	25.01	86,492	—	8.1
2011	31.81	61,040	—	8.3
2011	19.78	82,365	1	8.6
2011	16.84	3,298,913	31	8.8
2010	13.27	2,483,509	32	7.8

The aggregate intrinsic value in the tables and text above represents the total pretax intrinsic value (the difference between the Company’s closing stock price on the last trading day of 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders if the options had been exercised on December 31, 2012.

Performance share units

	2012		2011
	Shares	Weighted average grant date fair value in USD	Shares	Weighted average grant date fair value in USD
Outstanding at January 1	1,487,149	16.00	846,819	13.27
Granted	1,171,600	23.35	987,225	17.38
Vested	(30,311)	22.66	(249,962)	13.27
Forfeited	(219,964)	15.28	(96,933)	13.27

Outstanding at December 31	2,408,474	19.55	1,487,149	16.00

The weighted average grant date fair value of performance share units granted in 2012 was $23.35 (2011: $17.38; 2010: $13.27). The number of vested performance share units at December 31, 2012 is 280,273 (2011: 249,962). The fair value of the performance share units at the time of vesting was $1 million (2011: $4 million).

At December 31, 2012, there was a total of $29 million (2011: $19 million) of unrecognized compensation cost related to non-vested performance share units. This cost is expected to be recognized over a weighted-average period of 1.9 years (2011: 2.5 years).

Restricted share units

	2012		2011
	Shares	Weighted average grant date fair value in USD	Shares	Weighted average grant date fair value in USD
Outstanding at January 1	2,360,806	16.08	1,283,295	13.27
Granted	2,021,918	23.31	1,571,236	17.52
Vested	(849,289)	15.72	(400,835)	13.27
Forfeited	(233,312)	16.74	(92,890)	13.81

Outstanding at December 31	3,300,123	20.56	2,360,806	16.08

The weighted average grant date fair value of restricted share units granted in 2012 was $23.31 (2011: $17.52; 2010: $13.27). The number of vested restricted share units at December 31, 2012 is 1,250,124 (2011: 400,835). The fair value of the restricted share units at the time of vesting was $21 million (2011: $7 million; 2010: $0 million).

At December 31, 2012, there was a total of $54 million (2011: $31 million) of unrecognized compensation cost related to non-vested restricted share units. This cost is expected to be recognized over a weighted-average period of 2.4 years (2011: 2.5 years).

Pre-IPO Plans

Under these plans, stock options were issued to certain employees of the Company. In addition, certain members of our management have the right to purchase depository receipts of shares of common stock of NXP Semiconductors N.V. upon exercise and payment of the exercise price, after these rights have vested and only upon a sale of shares by the Private Equity Consortium or upon a change of control (in particular, the Private Equity Consortium no longer jointly holding at least 30% of our common stock). In addition, exercise of stock options is also contingent upon a sale of shares by the Private Equity Consortium or upon a change of control as defined above.

The exercise prices of stock options granted in 2007 and 2008 range from €20.00 to €50.00 after taking into account the reverse stock split in August, 2010. Also, equity rights were granted to certain non-executive employees containing the right to acquire our shares of common stock for no consideration after the rights have vested and upon a change of control (in particular, the Private Equity Consortium no longer jointly holding 30% of our common stock).

Since none of our stock options, equity rights or shares of common stock were traded on any stock exchange until August 2010, and exercise is dependent upon certain conditions, employees can receive no value nor derive any benefit from holding these options or rights without the fulfillment of the conditions for exercise. We have concluded that the fair value of the share-based payments could best be estimated by the use of a binomial option-pricing model because such model takes into account the various conditions and subjective assumptions that determine the estimated value. In addition to the estimated value of the Company based on projected cash flows, the assumptions used until 2010 were:

•

Expected life of the options and equity rights is calculated as the difference between the grant dates and an exercise triggering event not before the end of 2012. For the options granted under the Pre-IPO Plans, expected lives varying from 4.25 to 3 years have been assumed;

•	Risk-free interest rate, varying from 4.1% to 1.6%;

•	Expected asset volatility, varying from 27% to 38% (based on the average volatility of comparable companies over an equivalent period from valuation date to exit date);

•	Dividend pay-out ratio of nil;

•	Lack of marketability discounts of 26% to 35%;

•

The Business Economic Value of the Company based on projected discounted cash flows as derived from our business plan for the next 3 years, extrapolated until 2021 with 3% terminal growth rates (the discount factor was based on a weighted average cost of capital of 12.4%).

Because the options and rights are not traded, an option-based approach (the Finnerty model) was used to calculate an appropriate discount for lack of marketability. The expected life of the options and rights is an estimate based on the time period private equity on average takes to liquidate its investment. The volatility assumption has been based on the average volatility of comparable companies over an equivalent period from valuation date to exit date.

In May 2009, we executed a stock option exchange program for stock options previously granted which were deeply out of the money. Under this stock option exchange program, stock options with new exercise prices, different volumes and, in certain cases, revised vesting schedules, were granted to eligible individuals, in exchange for their owned stock options. By accepting the new stock options, all stock options (vested and unvested) owned by the eligible individuals were cancelled. The number of employees eligible for and affected by the stock option exchange program was approximately 120. Since May 2009, stock options have been granted to eligible individuals under the revised stock options program. The exercise prices of these stock options range from €2.00 to €40.00. No modifications occurred with respect to the equity rights of the non-executive employees.

After the Company’s initial public offering, it amended the terms of its Pre-IPO plan for those participants who voluntarily exchanged the right to accelerated vesting of their Pre-IPO options upon an exit event for a five year exercise period commencing upon the date of an exit event. This modification resulted in an additional cost of $4 million.

In accordance with the provisions of ASC 718, the unrecognized portion of the compensation costs of the cancelled options continues to be recognized over their remaining requisite vesting period. For the replacement options the incremental compensation costs are determined as the difference between the fair value of the cancelled options immediately before the grant date of the replacement options and the fair value of these replacement options at the grant date. This incremental compensation cost will be recognized over a weighted average period of 2.0 years.

A charge of $8 million was recorded in 2012 (2011: $14 million, 2010: $10 million) for Pre-IPO Plans, of which $8 million related to incremental compensation costs for the modified stock option scheme (2011: $6 million; 2010: $6 million) and including the $4 million modification described above.

The requisite service period for stock options is 4 years.

The following table summarizes the information about NXP’s outstanding Pre-IPO stock options and changes during 2012 and 2011.

Stock options

	2012		2011
	Stock options	Weighted average exercise price in EUR	Stock options	Weighted average exercise price in EUR
Outstanding at January 1	16,128,196	24.46	18,050,123	23.30
Granted	—	—	—	—
Exercised	(544,462)	7.65	(1,051,993)	6.61
Forfeited	(469,518)	21.86	(869,934)	22.08

Outstanding at December 31	15,114,216	25.14	16,128,196	24.46
Exercisable at December 31	2,372,254	11.96	2,875,053	12.46

The exercise prices range from €2.00 to €50.00

The intrinsic value of exercised options was $8 million (2011: $19 million), whereas the amount received by NXP was $6 million (2011: $9 million).

The number of vested options at December 31, 2012 was 13,603,205 (2011: 12,194,166 vested options) with a weighted average exercise price of €22.96 (2011: €25.78 weighted average exercise price).

Upon completion of the secondary offering on April 5, 2011, in total up to 22% of the options under the Pre-IPO Plans became exercisable, subject to the applicable laws and regulations.

Upon completion of the secondary offering on February 7, 2013, in total up to 38% of the options under the Pre-IPO Plans became exercisable, subject to applicable laws and regulations. If the secondary offering had occurred before end of 2012, then the exercisable number of options would have been 5,173,338 with a weighted average exercise price of €14.65.

Weighted average fair value in EUR
Weighted average grant-date fair value in euros of options granted during:
2010	1.20
2009	1.80

None of the options will expire as a result of exceeding the maximum contractual term because such maximum term is not applicable.

The outstanding options issued under the Pre-IPO plans are categorized by exercise prices as follows:

Euro-denominated

exercise price	Shares	Intrinsic value in millions
2.00 – 9.50	1,260,268	29
15.00	4,957,155	32
20.00	1,479,889	—
30.00	3,083,343	—
40.00	3,612,921	—
50.00	720,640	—

	15,114,216	61

The aggregate intrinsic value in the tables and text above represents the total pretax intrinsic value (the difference between the Company’s closing stock price on the last trading day of 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders if the options had been exercised on December 31, 2012.

At December 31, 2012, there was a total of $1 million of unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted-average period of 1 year.

A summary of the status of NXP’s Pre-IPO equity rights and changes during 2012 and 2011 is presented below. All equity rights have an exercise price of nil.

Equity rights

	2012		2011
	Shares	Weighted average grant date fair value in EUR	Shares	Weighted average grant date fair value in EUR
Outstanding at January 1	444,395	9.34	472,742	9.13
Granted	—	—	—	—
Released	(381,630)	9.10	—	—
Forfeited	—	—	(28,347)	5.80

Outstanding at December 31	62,765	10.80	444,395	9.34
Exercisable at December 31	—	—	—	—

In 2012 and 2011 there were no new equity rights issued. The number of vested equity rights at December 31, 2012 was 62,765 (December 31, 2011: 444,395).

At December 31, 2012, no amount of unrecognized compensation cost related to non-vested equity rights remains.

As resolved by the Board of Directors of the Company, the Equity Rights of participants still employed by the Company were automatically exercised on April 27, 2012. As a consequence, 381,630 NXP shares were delivered to these participants. The remaining equity rights outstanding as of December 31, 2012 relate to vested rights of former employees subject to the original terms and conditions of the Pre-IPO plan and are only exercisable upon a sale of shares by the Private Equity Consortium or upon a change of control (in particular, the Private Equity Consortium no longer jointly holding at least 30% of our common stock). The accelerated exercise of the equity rights was not foreseen in the terms and conditions of the Pre-IPO plan and was accounted for as a modification resulting in an additional cost of $1.0 million.

Restructuring Charges	12 Months Ended
Dec. 31, 2012
Restructuring Charges

14 Restructuring Charges

The provision for restructuring relates to the estimated costs of initiated restructurings that have been approved by Management. When such plans require discontinuance and/or closure of lines of activities, the anticipated costs of closure or discontinuance are recorded at fair value when the liability has been incurred. The Company determines the fair value based on discounted projected cash flows in the absence of other observable inputs such as quoted prices. The restructuring liability includes the estimated cost of termination benefits provided to former or inactive employees after employment but before retirement, costs to terminate leases and other contracts, and selling costs associated with assets held for sale and other costs related to the closure of facilities. One-time employee termination benefits are recognized ratably over the future service period when those employees are required to render services to the Company, if that period exceeds 60 days or a longer legal notification period. However, generally, employee termination benefit are covered by a contract or an ongoing benefit arrangement and are recognized when it is probable that the employees will be entitled to the benefits and the amounts can be reasonably estimated. At each reporting date, we evaluate our restructuring liabilities, which consist primarily of severance and benefits, to ensure that our accruals are still appropriate.

The most significant projects for restructuring in 2012

In 2012 we announced a cost savings and restructuring initiative, designed to improve operational efficiency and to competitively position the Company for sustainable growth. We recorded a restructuring charge of $90 million in 2012 associated with this initiative classified within the statement of operations under cost of goods sold of $17 million, mainly relating to the consolidation of MOS technologies from our German fabrication facility in Hamburg to the Company’s 8-inch Dutch facility in Nijmegen, and selling, general and administrative of $52 million and research and development of $21 million, to consolidate resources. This charge primarily relates to a worldwide workforce reduction of approximately 650 employees, with the majority of the headcount reductions in Europe and the U.S. The restructuring liabilities of $90 million recognized for this initiative are reflected within current liabilities ($64 million) and non-current liabilities ($26 million) as of December 31, 2012 and primarily relate to severance and employee benefit related costs. The OPEX Reduction Program is expected to be completed mid 2015.

The most significant projects for restructuring in 2011

In 2011 NXP undertook restructuring actions which include:

•	the future closure of ICN 4 wafer fabrication facilities in Nijmegen, the Netherlands.

•	actions to lower headcount, primarily in locations within Europe.

The ICN 6 wafer fabrication facility in Nijmegen is expected to be closed in 2013.

The most significant projects for restructuring in 2010

There were no new restructuring projects in 2010. In 2010 the restructuring charges mainly related to the divestment of a major portion of our former Home business.

The following table presents the changes in the position of restructuring liabilities in 2012 by segment:

	Balance January 1, 2012	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2012
HPMS	59	27	(4)	(2)	—	80
SP	4	17	(3)	(1)	1	18
Manufacturing Operations	20	4	(6)	—	(9)	9
Corporate and Other	16	55	(16)	(1)	9	63

	99	103	(29)	(4)	1	170

(1)	Other changes primarily related to translation differences and internal transfers

The total restructuring liability as of December 31, 2012 of $170 million is classified in the balance sheet under current liabilities ($138 million) and non-current liabilities ($32 million).

The following table presents the changes in the position of restructuring liabilities in 2011 by segment:

	Balance January 1, 2011	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2011
HPMS	24	43	(3)	(2)	(3)	59
SP	1	4	(1)	—	—	4
Manufacturing Operations	44	11	(30)	(3)	(2)	20
Corporate and Other	28	8	(20)	(3)	3	16

	97	66	(54)	(8)	(2)	99

(1)	Other changes primarily related to translation differences.

The total restructuring liability as of December 31, 2011 of $99 million is classified in the balance sheet under current liabilities ($47 million) and non-current liabilities ($52 million).

Releases of restructuring liabilities of $4 million were recorded in 2012 (2011: $8 million; 2010: $40 million), primarily attributable to lower severance payments due to attrition and employees that were transferred to other positions in NXP, who were originally expected to be laid off.

The utilization of the restructuring liabilities mainly reflects the execution of ongoing restructuring programs the Company initiated in earlier years.

The components of restructuring charges less releases recorded in the liabilities in 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Personnel lay-off costs	101	66	5
Impairment of assets	—	—	2
Lease and Contract Terminations	2	—	—
Release of provisions/accruals	(4)	(8)	(40)

Net restructuring charges	99	58	(33)

The following table summarizes the significant activity within, and components of, the Company’s restructuring obligations:

	Personnel lay-off costs	Lease and Contract Terminations	Total
Balance at December 31, 2010	87	10	97
Expense	58	—	58
Utilized 1)	(45)	(9)	(54)
Other changes 2)	(2)	—	(2)

Balance at December 31, 2011	98	1	99
Expense	97	2	99
Utilized 1)	(29)	—	(29)
Other changes 2)	1		1

Balance at December 31, 2012	167	3	170

1)	Represents cash payments.
2)	Other changes primarily related to translation differences.

The restructuring charges less releases recorded in operating income are included in the following line items in the statement of operations:

	2012	2011	2010
Cost of revenue	18	24	(14)
Selling, general and administrative	59	15	(10)
Research & development	22	19	(9)

Net restructuring charges	99	58	(33)

In addition, restructuring related costs (excluding product transfers) of $12 million were directly charged to operating income in 2012 (2011: $32 million; 2010: $53 million), and included in the following line items:

	2012	2011	2010
Cost of revenue	5	13	26
Selling, general and administrative	8	16	30
Research & development	—	3	2
Other income and expenses	(1)	—	(5)

	12	32	53

The details by segment were as follows:

	2012	2011	2010
HPMS	(1)	2	—
SP	3	2	4
Manufacturing Operations	3	4	23
Corporate and Other	7	24	27
Divested Home activities	—	—	(1)

	12	32	53

In total, restructuring charges less releases and restructuring related costs charged to operating income for 2012 amounted to $111 million (2011: $90 million; 2010: $20 million).

Provision for Income Taxes	12 Months Ended
Dec. 31, 2012
Provision for Income Taxes

15 Provision for Income Taxes

In 2012, NXP generated a loss before income taxes of $25 million (2011: $100 million income; 2010: $355 million loss). The components of income (loss) before income taxes are as follows:

	2012	2011	2010
Netherlands	(93)	(27)	(490)
Foreign	68	127	135

	(25)	100	(355)

The components of the provision for income taxes are as follows:

	2012	2011	2010
Current taxes:
Netherlands	(1)	(3)	(12)
Foreign	(20)	(29)	(40)

	(21)	(32)	(52)
Deferred taxes:
Netherlands	5	(10)	3
Foreign	15	21	25

	20	11	28

Total provision for income taxes	(1)	(21)	(24)

A reconciliation of the statutory income tax rate in the Netherlands as a percentage of income (loss) before income taxes and the effective income tax rate is as follows:

(in percentages)	2012	2011	2010
Statutory income tax in the Netherlands	25.0	25.0	25.5
Increase (reduction) in rate resulting from:
Rate differential local statutory rates versus statutory rate of the Netherlands	64.0	(15.7)	1.6
Net change in valuation allowance	(178.0)	12.7	(16.7)
Prior year adjustments	5.2	(2.0)	(1.6)
Non-taxable income	41.6	(10.8)	0.7
Non-tax-deductible expenses/losses	(69.6)	19.6	(12.3)
Other taxes and tax rate changes	18.2	(1.0)	0.1
Withholding taxes	(7.6)	6.9	(4.1)
Unrecognized tax benefits	(24.8)	(1.0)	(2.5)
Tax incentives	122.0	(12.7)	2.5

Effective tax rate	(4.0)%	21.0%	(6.8)%

The Company benefits from income tax holiday incentives in certain jurisdictions which provide that we pay reduced income taxes in those jurisdictions for a fixed period of time that varies depending on the jurisdiction. The income tax holiday of one of our subsidiaries is expected to expire at the end of 2021. The related tax benefit of 89% is recorded above within tax incentives.

The Company has considered all items of income (including items recorded in other comprehensive income) in determining the amount of tax benefit that should be allocated to a loss from continuing operations. As a result, we recorded $8 million non-cash tax benefit on a loss from continuing operations arising in one of our jurisdictions for the year ended December 31, 2012 which was exactly offset by $8 million income tax expense in other comprehensive income. Because the income tax expense on other comprehensive income is equal to the income tax benefit from continuing operations, our net deferred tax positions at December 31, 2012 were not impacted by this tax allocation.

Deferred tax assets and liabilities

The principal components of deferred tax assets and liabilities are presented below:

	2012		2011
	Assets	Liabilities	Assets	Liabilities
Intangible assets	13	(200)	22	(245)
Property, plant and equipment	20	(33)	25	(28)
Inventories	2	—	1	—
Receivables	1	—	—	(13)
Other assets	3	(5)	—	(4)
Liabilities:
Pensions	42	(1)	27	(2)
Restructuring	46	—	23	—
Other	21	—	27	(1)
Long-term debt	1	(7)	—	(22)
Undistributed earnings of foreign subsidiaries	—	(27)	—	(27)
Tax loss carryforwards (including tax credit carryforwards)	659	—	694	—

Total gross deferred tax assets (liabilities)	808	(273)	819	(342)

Net deferred tax position	535		477
Valuation allowances	(589)		(545)

Net deferred tax assets (liabilities)	(54)		(68)

The Company has significant deferred tax assets resulting from net operating loss carryforwards, tax credit carryforwards and deductible temporary differences that may reduce taxable income in future periods. Valuation allowances have been established for deferred tax assets based on a “more likely than not” threshold. The realization of our deferred tax assets depends on our ability to generate sufficient taxable income within the carryback or carryforward periods provided for in the tax law for each applicable tax jurisdiction.

The following possible sources of taxable income have been considered when assessing the realization of our deferred tax assets:

•	Future reversals of existing taxable temporary differences;

•	Future taxable income exclusive of reversing temporary differences and carryforwards;

•	Taxable income in prior carryback years; and

•	Tax-planning strategies.

The valuation allowance increased by $44 million during 2012 (2011: $63 million increase).

When the Company’s operating performance improves on a sustained basis, our conclusion regarding the need for such valuation allowance could change.

Subsequently recognized tax benefits related to the valuation allowance for deferred tax assets as of December 31, 2012, will be allocated as follows: $582 million of income tax benefit that would be reported in the consolidated statement of comprehensive income, $7 million to additional paid-in capital.

After the recognition of the valuation allowance against deferred tax assets, a net deferred tax liability remains of $54 million at December 31, 2012 (2011: $68 million). This net deferred tax liability relates to certain taxable temporary differences reversing outside the tax loss carryforward periods, deferred tax liabilities recorded for profitable entities and deferred tax liabilities for withholding taxes on undistributed earnings of foreign subsidiaries.

At December 31, 2012 tax loss carryforwards of $2,515 million will expire as follows:

	Balance December 31, 2012	Scheduled expiration
		2013	2014	2015	2016	2017	2018-2022	later	unlimited
Tax loss carryforwards	2,515	1	5	191	748	525	159	156	730

The Company also has tax credit carryforwards of $92 million, which are available to offset future tax, if any, and which will expire as follows:

	Balance December 31, 2012	Scheduled expiration
		2013	2014	2015	2016	2017	2018-2022	later	unlimited
Tax credit carryforwards	92	—	—	—	—	—	—	10	82

The classification of the deferred tax assets and liabilities in the Company’s consolidated balance sheets is as follows:

	2012	2011
Deferred tax assets within current assets	12	5
Deferred tax assets within other non-current assets	22	19
Deferred tax liabilities within accrued liabilities	(4)	(1)
Deferred tax liabilities within other non-current liabilities	(84)	(91)

	(54)	(68)

The net income tax payable (excluding the liability for unrecognized tax benefits) as of December 31, 2012 amounted to $26 million (2011: $33 million payable) and includes amounts directly payable to or receivable from tax authorities.

As from 2009 the Company intends to repatriate the undistributed earnings of subsidiaries. Consequently, the Company has recognized a deferred income tax liability of $27 million at December 31, 2012 (2011: $27 million) for the additional withholding taxes payable upon the future remittances of these earnings of foreign subsidiaries.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance as of January 1,	169	195	52
Increases from tax positions taken during prior periods	16	—	10
Decreases from tax positions taken during prior periods	(25)	(12)	(7)
Increases from tax positions taken during current period	2	10	140
Decreases relating to settlements with the tax authorities	(23)	(24)	—

Balance as of December 31,	139	169	195

Of the total unrecognized tax benefits at December 31, 2012, $15 million, if recognized, would impact the effective tax rate. All other unrecognized tax benefits, if recognized, would not affect the effective tax rate as these would be offset by compensating adjustments in the Company’s deferred tax assets that would be subject to valuation allowance based on conditions existing at the reporting date.

The Company classifies interest related to unrecognized tax benefits as financial expense and penalties as income tax expense. The total related interest and penalties recorded during the year 2012 amounted to $(5) million (2011: $3 million; 2010: $5 million).

As of December 31, 2012 the Company has recognized a liability for related interest and penalties of $3 million (2011: $8 million; 2010: $11 million). It is reasonably possible that the total amount of unrecognized tax benefits may significantly increase/decrease within the next 12 months of the reporting date due to, for example, completion of tax examinations; however, an estimate of the range of reasonably possible change cannot be made.

Tax years that remain subject to examination by major tax jurisdictions (mainly related to the Netherlands, Germany, USA, China, Taiwan, Thailand and the Philippines) are 2007, 2008, 2009, 2010, 2011 and 2012.

Acquisitions and Divestments	12 Months Ended
Dec. 31, 2012
Acquisitions and Divestments

16 Acquisitions and Divestments

2012

In April 2012, the Company acquired Catena, an electronic design and IP company. The purchase price consideration of $20 million, including the issuance of 599,000 treasury shares with a fair value of $14 million was allocated to goodwill of $11 million, other intangible assets with an amortization period of five years of $9 million, assets acquired of $7 million and liabilities assumed of $7 million. The goodwill is not deductible for income tax purposes.

The results of Catena are consolidated in the Automotive operating segment that is part of the reportable segment HPMS.

On July 19, 2012, we sold the High Speed Data Converter business (a product line of the High Performance Mixed Signal segment) to Integrated Device Technology (IDT). The positive deal result of $19 million, as included in other income (expense), is calculated as the excess of the selling price of $31 million over the carrying value of the business transferred less any transaction-related direct costs.

2011

On July 4, 2011, we sold our Sound Solutions business to Knowles Electronics, LLC, an affiliate of Dover Corporation for $855 million in cash. See Note 17 “Discontinued Operations” for additional information.

2010

On December 14, 2010, we sold our joint venture (55% shareholding) NuTune, formed in June 2008 with Technicolor, to combine NXP’s and Technicolor’s can tuner module operations, to affiliates of AIAC (American Industrial Acquisition Corporation). As a consequence, these divested operations (formerly included in Corporate and Other) were deconsolidated in our consolidated balance sheet as at December 31, 2010. The results of the divested business until the date of transaction, December 14, 2010, are included in our 2010 consolidated statements of operations and cash flows under Corporate and Other.

In September 2010 we sold all of the Virage Logic’s shares we held.

On July 26, 2010, we acquired 100% ownership of Jennic Ltd., a leading developer of low power RF solutions for wireless applications in smart energy, environment, logistics and consumer markets, for a consideration of approximately $8 million plus up to $8 million in additional contingent consideration over the next two years. In 2011, no additional payments were made and the additional contingent consideration has been canceled. As from the acquisition date it is consolidated within the segment HPMS.

On February 8, 2010, the Company sold its digital television and set-top-box business to Trident Microsystems, Inc., at that time publicly listed on the NASDAQ in the United States.

This transaction consisted of the sale of our television systems and set-top-box business lines, together with an additional net payment of $54 million (of which $7 million was paid subsequent to the closing date) to Trident, for a 60% shareholding in Trident valued at $177 million, based on the quoted market price at the transaction date and included in our balance sheet as “Investments in equity accounted investees”. The transaction resulted in a net loss of $26 million and is reported under other income (expense) in 2010.

On January 4, 2012, Trident filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code and was subsequently delisted from the NASDAQ. An initial distribution to shareholders took place on December 21, 2012. In view of the aforementioned distribution, NXP B.V. returned its shares in Trident. See Note 18 “Investments in Equity Accounted Investees” for an additional discussion of Trident.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations

17 Discontinued Operations

On July 4, 2011, we sold our Sound Solutions business (formerly included in our Standard Products segment) to Knowles Electronics, LLC (“Knowles Electronics”), an affiliate of Dover Corporation for $855 million in cash. The transaction resulted in a gain of $414 million, net of post-closing settlements, transaction-related costs, including working capital settlements, cash divested and taxes, which is included in income from discontinued operations. In relation to the other costs of this disposal, liabilities were included in the accrued liabilities and provisions for continuing operations. Cash payments of $45 million made in 2012 related to these liabilities are reported as cash flows from discontinued operations. The Consolidated Financial Statements have been reclassified for all periods presented to reflect the Sound Solutions business as a discontinued operation.

The following table summarizes the results of the Sound Solutions business included in the consolidated statements of income as discontinued operations for 2012, 2011 and 2010:

	2012	2011	2010
Revenue	—	140	354
Costs and expenses	—	(116)	(283)

Income attributable to discontinued operations	—	24	71
Provision for income taxes	—	(4)	(12)

Income attributable to discontinued operations, net of taxes, before disposal	—	20	59

Gain on disposal of discontinued operations (net of taxes)	1	414	—

Income from discontinued operations after disposal	1	434	59

Investments in Equity-accounted Investees	12 Months Ended
Dec. 31, 2012
Investments in Equity-accounted Investees

18 Investments in Equity-accounted Investees

Results relating to equity-accounted investees

	2012	2011	2010
Company’s share in income (loss)	7	(77)	(86)
Other results	(34)	—	—

	(27)	(77)	(86)

Company’s share in income (loss)

	2012	2011	2010
Trident	—	(82)	(94)
ASMC	3	3	4
ASEN	4	2	4
Others	—	—	—

	7	(77)	(86)

Other results

Other results in 2012 include a loss of $46 million related to extra provisions for litigations, claims and proceedings and a gain of $12 million related to a partial recovery of our equity investment in Trident.

Investments in equity-accounted investees

The changes in 2012 are as follows:

Investments
Balance as of January 1	37
Changes:
Acquisitions/additions	—
Deductions	—
Share in income (loss)	7
Translation and exchange rate differences	1

Balance as of December 31	45

The total carrying value of investments in equity-accounted investees is summarized as follows:

	2012		2011
	Shareholding %	Amount	Shareholding %	Amount
ASMC	27	17	27	14
ASEN	40	28	40	23
Trident	—	—	57	—

		45		37

Investments in equity-accounted investees are included in Corporate and Other.

The fair value of NXP’s shareholding in the publicly listed company ASMC based on the quoted market price at December 31, 2012 is $18 million.

On January 4, 2012, Trident and one of its subsidiaries, Trident Microsystems (Far East) Ltd., filed voluntary petitions under Chapter 11 of the United States Bankruptcy code, in the U.S. Bankruptcy Court for the District of Delaware and was subsequently delisted from the NASDAQ. The U.S. Bankruptcy Court approved the plan of liquidation and entered an order confirming such plan on December 13, 2012. An initial distribution to shareholders took place on December 21, 2012. In view of the aforementioned distribution, NXP B.V. returned its shares in Trident.

In 2011, the share in net loss of NXP’s equity accounted participation in Trident is based on the losses reported by Trident in its unaudited condensed consolidated financial information for the financial year ended December 31, 2011, which has been furnished to the SEC on a Form 8-K on March 8, 2012. Based on the equity accounting methodology used to account for NXP’s equity interest in Trident, and irrespective of the Chapter 11 filing, the carrying value of the investment on NXP’s balance sheet is written down to zero as of December 31, 2011, compared to a carrying value of $82 million as of the end of 2010.

Trident condensed consolidated financial information (unaudited)

Trident’s 2011 condensed consolidated statements of operations (unaudited) are presented below:

($ in thousands)	For the year ended December 31, 2011
Net revenues	298,349
Cost of revenues	(233,920)

Gross profit	64,429
Research and development expenses	(138,972)
Selling, general and administrative expenses	(65,263)
Goodwill impairment	—
Restructuring charges	(10,042)

Operating loss	(149,848)
Gain (loss) on investment	2,098
Gain on acquisition	—
Interest and other income (expense), net	5,089

Loss before income taxes	(142,661)
Provision for income taxes	(7,689)

Net loss	(150,350)

Trident’s 2011 condensed consolidated balance sheets (unaudited) are presented below:

($ in thousands)	December 31, 2011
Cash and cash equivalents	54,208
Accounts receivable, net	25,998
Accounts receivable from related parties	2,713
Inventories	12,783
Note receivable from related party	20,884
Prepaid expenses and other current assets	11,005

Total current assets	127,591
Property and equipment, net	9,236
Intangible assets, net	43,913
Long-term receivable from related party	—
Other assets	21,148

Total assets	201,888
Accounts payable	13,152
Accounts payable to related parties	23,395
Accrued expenses and other current liabilities	49,857
Income taxes payable	3,085

Total current liabilities	89,489
Long-term income taxes payable	23,471
Deferred income tax liabilities	301
Other long-term liabilities	7,878

Total liabilities	121,139
Common stock	183
Additional paid-in capital	441,614
Accumulated deficit	(361,048)

Total stockholders’ equity	80,749

Total liabilities and stockholders’ equity	(201,888)

The unaudited condensed consolidated financial information of Trident included in the tables above is extracted from Trident’s Form 8-K, which information was furnished to the SEC on March 8, 2012. More recent audited Consolidated Financial Statements of Trident were not made available.

For other information related to equity-accounted investees, see Note 12, “Related Party Transactions”.

Segments and Geographical Information	12 Months Ended
Dec. 31, 2012
Segments and Geographical Information

19 Segments and Geographical Information

NXP is organized into three reportable segments including two market-oriented business segments, High Performance Mixed Signal (“HPMS”) and Standard Products (“SP”) and one other reportable segment, Manufacturing Operations. Corporate and Other represents the remaining portion to reconcile to the Consolidated Financial Statements along with the Divested Home activities, which were divested in 2010.

Our Chief Executive Officer, who is our Chief Operating Decision Maker, or CODM, regularly reviews financial information at the reporting segment level in order to make decisions about resources to be allocated to the segments and to assess their performance. Segment results that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets, head office expenses and deferred income tax assets and liabilities.

Our HPMS business segment delivers High Performance Mixed Signal solutions to our customers to satisfy their system and sub-systems needs across eight application areas: automotive, identification, mobile, consumer, computing, wireless infrastructure, lighting and industrial.

Our SP business segment offers standard products for use across many application markets, as well as application-specific standard products predominantly used in application areas such as mobile handsets, computing, consumer and automotive.

Our manufacturing operations are conducted through a combination of wholly owned manufacturing facilities, manufacturing facilities operated jointly with other semiconductor companies and third-party foundries and assembly and test subcontractors, which together form our Manufacturing Operations segment. While the main function of our Manufacturing Operations segment is to supply products to our HPMS and SP segments, revenue and costs in this segment are to a large extent derived from revenue of wafer foundry and packaging services to our divested businesses in order to support their separation and, on a limited basis, their ongoing operations. As these divested businesses develop or acquire their own foundry and packaging capabilities, our revenue from these sources is declining.

Corporate and Other includes unallocated research expenses not related to any specific business segment, corporate restructuring charges and other expenses, as well as operations not included in our two business segments, such as manufacturing, marketing and selling of can tuners through our joint venture NuTune Singapore Pte. Ltd. (“NuTune”), which was sold on December 14, 2010, and software solutions for mobile phones “NXP Software” business. Revenue recorded in Corporate and Other is primarily generated by the NXP Software business.

On February 8, 2010, our wholly-owned subsidiary, NXP B.V., divested a major portion of our former Home segment to Trident Microsystems, Inc. (“Trident”). For the periods up to divestment on February 8, 2010, the results of the divested operations are presented in our consolidated accounts separately under “Divested Home Activities”. The continuing business of the former Home segment not divested has been regrouped into High Performance Mixed Signal and Corporate and Other. All previous periods have been restated accordingly.

Detailed information by segment for the years 2012, 2011 and 2010 is presented in the following tables.

Segments	Revenue	Research and development	Operating income (loss)	Operating income (loss) as a % of revenue	Results relating to equity-accounted investees
2012
HPMS	3,282	539	527	16.1	—
SP	832	43	37	4.4	—
Manufacturing Operations	211	1	(36)	(17.1)	—
Corporate and Other (1)	33	45	(116)	N.M.	(27)

	4,358	628	412	9.5	(27)
2011
HPMS	2,906	554	339	11.7	—
SP	925	37	141	15.2	—
Manufacturing Operations	316	—	(60)	(19.0)	—
Corporate and Other (1)	47	44	(63)	N.M.	(77)

	4,194	635	357	8.5	(77)
2010
HPMS	2,846	454	387	13.6	—
SP	848	32	91	10.7	—
Manufacturing Operations	525	18	(57)	(10.9)	—
Corporate and Other (1)	136	48	(117)	N.M.	(86)
Divested Home activities	47	16	(31)	(66.0)	—

	4,402	568	273	6.2	(86)

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

N.M. Not meaningful

Certain assets of the Company have been used jointly or managed at Corporate level. Arithmetical allocation of these assets to the various businesses is not deemed to be meaningful and as such total assets by segment has been omitted. Instead, inventories by segment are included.

Segments	Inventories	Long-lived assets 1)	Total liabilities excl. debt	Gross capital expenditures property, plant and equipment	Depreciation property, plant and equipment (2)
2012
HPMS	388	2,248	300	12	12
SP	182	706	102	11	26
Manufacturing Operations	145	1,041	666	200	163
Corporate and Other (3)	—	317	595	28	46

	715	4,312	1,663	251	247
2011
HPMS	340	2,390	258	14	13
SP	161	760	152	17	41
Manufacturing Operations	117	1,014	489	162	179
Corporate and Other (3)	—	301	557	28	57

	618	4,465	1,456	221	290
2010
HPMS	240	2,670	313	15	13
SP	136	828	127	15	35
Manufacturing Operations	137	1,055	748	209	220
Corporate and Other (3)	—	396	599	19	91
Divested Home activities	—	—	—	—	—

	513	4,949	1,787	258	359
Discontinued operations			80

			1,867

(1)	Long-lived assets include property, plant and equipment, goodwill and identified intangible fixed assets.
(2)	Excluding additional write down of property classified as held for sale (2010: $30 million).
(3)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Goodwill assigned to segments	Cost at January 1, 2012	Acquisitions	Divestments	Translation differences and other changes	Cost at December 31, 2012
HPMS	1,785	11	(7)	32	1,821
SP	305	—	—	6	311
Manufacturing Operations	316	—		5	321
Corporate and Other (1)	48	—	(1)	2	49

	2,454	11	(8)	45	2,502

	Accumulated impairment at January 1, 2012	Divestments	Impairment	Translation differences and other changes	Accumulated impairment at December 31, 2012
HPMS	(175)	2	—	(3)	(176)
SP	—	—	—	—	—
Manufacturing Operations	—	—	—	—	—
Corporate and Other (1)	(48)	—	—	(1)	(49)

	(223)	2	—	(4)	(225)

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Geographical Information

Main countries	Total revenue	Property, plant and equipment	Gross capital expenditures property, plant and equipment	Depreciation property, plant and equipment
2012
China	1,699	131	43	31
Netherlands	94	180	22	43
Taiwan	112	80	32	23
United States	303	8	2	3
Singapore	436	226	58	47
Germany	447	88	17	26
South Korea	238	—	—	—
Other countries	1,029	357	77	74

	4,358	1,070	251	247
2011
China	1,514	120	40	32
Netherlands	123	187	23	60
Taiwan	80	70	18	25
United States	329	9	2	3
Singapore	383	229	64	45
Germany	508	96	17	41
South Korea	216	—	—	—
Other countries	1,041	352	57	84

	4,194	1,063	221	290
2010
China	1,496	112	33	31
Netherlands	126	232	12	98
Taiwan	115	81	29	25
United States	337	34	4	6
Singapore	480	210	62	53
Germany	434	109	19	30
South Korea	202	—	—	—
Other countries	1,212	386	99	116

	4,402	1,164	258	359

Concentration of risk

A substantial portion of our revenue is derived from our top OEM customers, some of whom are supplied through distributors, in the automotive, identification, wireless infrastructure, lighting, industrial, mobile, consumer and computing markets. No end customer accounted for greater than 10% of the Company‘s revenues for the years presented. However, sales to one of our distributors, WPG, in 2012, 2011 and 2010 represented 12%, 12% and 11%, respectively, of revenue.

Furthermore, the Company is using outside suppliers or foundries for a portion of its manufacturing capacity.

We have operations in Europe and Asia subject to collective bargaining agreements which could pose a risk to the Company in the near term but we do not expect that our operations will be disrupted if such is the case.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

20 Subsequent Events

Management change

Effective January 7, 2013, Hans Rijns and Dave French became jointly responsible for research and development. Mr Rijns has been appointed chief technology officer and has combined that role with his current position of senior vice president and head of research. Mr French has been appointed executive vice president of research and development in combination with his role as general manager of High-Performance Mixed-Signal portable and computing.

Private offering of 5.75% senior notes due 2021 to institutional investors

On February 1, 2013, we announced the pricing of a private offering to institutional investors of $500 million aggregate principal amount of U.S. dollar-denominated 5.75% senior notes due 2021 by our wholly-owned subsidiaries NXP B.V. and NXP Funding LLC. This offering closed on February 14, 2013. We will use the net proceeds of this private offering to repay amounts outstanding under our Second 2017 Term Loan.

Secondary offering of common shares

On February 4, 2013, we announced a secondary offering of 30,000,000 shares of our common stock to be sold by certain of our principal stockholders, pursuant to our shelf registration statement on Form F-3, at a price to the public of $30.35 per share. The offering was settled and closed on February 7, 2013. Subsequent to the settlement and closing, the consortium of funds advised by KKR, Bain, Silver Lake, APAX and Alpinvest collectively beneficially owns 42% of our shares of common stock as of that date. NXP did not receive any proceeds from the sale of shares in the offering.

Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2012
Reverse stock split

Reverse stock split

In connection with the IPO, the Company amended its Articles of Association on August 2, 2010 in order to effect a 1-for-20 reverse stock split of its shares of common stock. As a consequence, the number of shares outstanding on August 2, 2010 (4,305,030,000 shares) has been adjusted to 215,251,500 shares retrospectively to reflect the reverse stock-split in all periods presented. Basic and diluted weighted average shares outstanding and earnings per share have been adjusted retrospectively to reflect the reverse stock split in all periods presented. Also, the exercise price and the number of shares of common stock issuable under the Company’s share based compensation plans were proportionately adjusted retrospectively to reflect the reverse stock split. In addition, authorized and issued share capital has been adjusted retrospectively to reflect the reverse stock split.

Conversion

Conversion

In addition to the reverse stock split, the Company has also amended its Articles of Association in order to convert a certain percentage of previously authorized common stock to preferred stock. Including the shares issued upon the public offering in August 2010 and the subsequent issuance of shares of common stock under equity incentive plans in November 2010 and 2011, the stock capital of the Company as of December 31, 2011 consists of 1,076,257,500 authorized shares, including 430,503,000 authorized shares of common stock (of which 251,751,500 are issued and outstanding), as well as 645,754,500 authorized but unissued shares of preferred stock.

Accounting policies

Accounting policies

The Consolidated Financial Statements are prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). Historical cost is used as the measurement basis unless otherwise indicated.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Reclassifications

Certain items previously reported under specific financial statement captions have been reclassified to conform to the current period presentation.

Pension and Post-retirement benefits amounts previously reflected on the Consolidated Balance Sheets within the captions Long-term provisions and Other non-current liabilities have been reclassified for all periods presented to a separate caption in the current year presentation. The remaining balance within Long-term provisions was reclassified and is now reflected in Other non-current liabilities for all periods presented.

Principles for consolidated financial statements

Principles for consolidated financial statements

The Consolidated Financial Statements include the accounts of the Company together with its consolidated subsidiaries, including NXP B.V and all entities in which the Company holds a direct or indirect controlling interest, in such a way that the Company would have the power to direct the activities of the entity that most significantly impact the entity’s economic performance and the obligation to absorb the losses or the right to receive benefits of the entity that could be potentially significant to the Company. Investments in companies in which the Company exercises significant influence but does not control, are accounted for using the equity method. The Company’s share of the net income of these companies is included in results relating to equity-accounted investees in the consolidated statements of operations.

All intercompany balances and transactions have been eliminated in the Consolidated Financial Statements. Net income (loss) includes the portion of the earnings of subsidiaries applicable to non-controlling interests. The income (loss) and equity attributable to non-controlling interests are disclosed separately in the consolidated statements of operations and in the consolidated balance sheets under non-controlling interests.

Business combinations are accounted for using the acquisition method. Under the acquisition method, the identifiable assets acquired, liabilities assumed and any non-controlling interest in the acquiree are recognized as at the acquisition date, which is the date on which control is transferred to the Company. Control is the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

For acquisitions on or after January 1, 2010, the Company measures goodwill at the acquisition date as:

•	The fair value of the consideration transferred; plus

•	The recognized amount of any non-controlling interest in the acquiree; plus if the business combination is achieved in stages, the fair value of the existing equity interest in the acquiree; less

•	The net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed

Costs related to the acquisition, other than those associated with the issue of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.

Any contingent consideration payable is recognized at fair value at the acquisition date. The contingent consideration is remeasured at fair value and changes in the fair value of the contingent consideration are recognized in the statement of operations.

Fair value measurements

Fair value measurements

Fair value is the price we would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for an identical asset or liability, we develop assumptions based on market observable data and, in the absence of such data, utilize internal information that we consider to be consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Priority is given to observable inputs. These two types of inputs form the basis for the following fair value hierarchy.

•	Level 1: Quoted prices for identical assets or liabilities in active markets.

•

Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for similar or identical assets or liabilities in markets that are not active; and valuations based on models where the inputs are observable or where the significant value drivers are observable.

•	Level 3: Significant inputs to the valuation model are unobservable.

Accounting for capital transactions of a subsidiary or an equity-accounted investee

Accounting for capital transactions of a subsidiary or an equity-accounted investee

The Company recognizes dilution gains or losses related to changes in ownership of consolidated entities directly in equity. In the case of loss of control of a subsidiary any dilution gain or loss is recognized in the consolidated statement of operations in the line item other income and expense. Dilution gains and losses related to equity-accounted investees are presented in the line item results relating to equity-accounted investees.

Foreign currencies

Foreign currencies

The Company uses the U.S. dollar as its reporting currency. The functional currency of the Holding company is the euro. For consolidation purposes, the financial statements of the entities within the Company with a functional currency other than the U.S. dollar, are translated into U.S. dollars. Assets and liabilities are translated using the exchange rates on the applicable balance sheet dates. Income and expense items in the statements of operations, statements of comprehensive income and statements of cash flows are translated at monthly exchange rates in the periods involved.

The effects of translating the financial position and results of operations from functional currencies are recognized in other comprehensive income and presented as a separate component of accumulated other comprehensive income (loss) within stockholder’s equity. However, if the operation is a non-wholly owned subsidiary, then the relevant proportionate share of the translation difference is recorded under non-controlling interests. When the Company’s ownership in a foreign operation is disposed of such that control, significant influence or joint control is lost, the related cumulative translation adjustments are recognized as income or expense as part of the gain or loss on the disposal. However, when the Company disposes only a part of its ownership interest in a foreign subsidiary while retaining control, the relevant proportion of the cumulative translation adjustments is reattributed to non-controlling interests. When the Company disposes of only part of its investment in a foreign equity-accounted investee, while retaining significant influence or joint control, the relevant proportion of the cumulative translation adjustments is recognized as income or expense as part of the gain or loss on the disposal. However, translation results from the Company’s functional currency (euro) into the Company’s reporting currency (U.S. dollar) will not be recycled to the statement of operations as long as there is the assumption that the proceeds from the sale will be reinvested.

The following table sets out the exchange rates for euros into U.S. dollars applicable for translation of NXP’s financial statements for the periods specified.

	$ per € 1
	period end	average 1)	high	low
2012	1.3190	1.2887	1.2238	1.3347
2011	1.2938	1.3908	1.2938	1.4531
2010	1.3370	1.3326	1.2183	1.4402

(1)	The average rates are the average rates based on monthly quotations.

The functional currency of foreign entities is generally the local currency, unless the primary economic environment requires the use of another currency. When foreign entities conduct their business in economies considered to be highly inflationary, they record transactions in the Company’s reporting currency instead of their local currency. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of operations, except when the foreign exchange exposure is part of a qualifying cash flow or net investment hedge accounting relationship, in which case the related foreign exchange gains and losses are recognized directly in other comprehensive income to the extent that the hedge is effective and presented as a separate component of accumulated other comprehensive income (loss) within stockholders’ equity. To the extent that the hedge is ineffective, such differences are recognized in the statement of operations. Currency gains and losses on intercompany loans that have the nature of a permanent investment are recognized as translation differences in other comprehensive income and are presented as a separate component of accumulated other comprehensive income (loss) within equity.

Derivative financial instruments including hedge accounting

Derivative financial instruments including hedge accounting

The Company uses derivative financial instruments in the management of its foreign currency risks and the input costs of gold for a portion of our anticipated purchases within the next 12 months.

The Company measures all derivative financial instruments based on fair values derived from market prices of the instruments or from option pricing models, as appropriate, and records these as assets or liabilities in the balance sheet. Changes in the fair values are immediately recognized in the statement of operations unless cash flow hedge accounting is applied.

Changes in the fair value of a derivative that is highly effective and designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income (loss), until earnings are affected by the variability in cash flows of the designated hedged item. The application of cash flow hedge accounting for foreign currency risks is limited to transactions that represent a substantial currency risk that could materially affect the financial position of the Company.

Foreign currency gains or losses arising from the translation of a financial liability designated as a hedge of a net investment in a foreign operation are recognized directly in other comprehensive income, to the extent that the hedge is effective, and are presented as a separate component of accumulated other comprehensive income (loss) within stockholders equity.

To the extent that a hedge is ineffective, the ineffective portion of the fair value change is recognized in the consolidated statement of operations. When the hedged net investment is disposed of, the corresponding amount in the accumulated other comprehensive income is transferred to the statement of operations as part of the profit or loss on disposal.

On initial designation of the hedge relationship between the hedging instrument and hedged item, the Company documents this relationship, including the risk management objectives and strategy in undertaking the hedge transaction and the hedged risk, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, of whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the fair value or cash flows of the respective hedged items attributable to the hedged risk, and whether the actual results of each hedge are within a range of 80-125 percent.

When cash flow hedge accounting is discontinued because it is not probable that a forecasted transaction will occur within a period of two months from the originally forecasted transaction date, the Company continues to carry the derivative on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income are recognized immediately in earnings. In situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheets, and recognizes any changes in its fair value in earnings.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include all cash balances and short-term highly liquid investments with a maturity of three months or less at acquisition that are readily convertible into known amounts of cash. It also includes cash balances that cannot be freely repatriated based on certain country restrictions. Cash and cash equivalents are stated at face value which approximates fair value.

Receivables

Receivables

Receivables are carried at amortized cost, net of allowances for doubtful accounts and net of rebates and other contingent discounts granted to distributors. When circumstances indicate a specific customer’s ability to meet its financial obligation to us is impaired, we record an allowance against amounts due and value the receivable at the amount reasonably expected to be collected. For all other customers, we evaluate our trade accounts receivable for collectability based on numerous factors including objective evidence about credit-risk concentration, collective debt risk based on average historical losses, and specific circumstances such as serious adverse economic conditions in a specific country or region.

Inventories

Inventories

Inventories are stated at the lower of cost or market, less advance payments on work in progress. The cost of inventories is determined using the first-in, first-out (FIFO) method. An allowance is made for the estimated losses due to obsolescence. This allowance is determined for groups of products based on purchases in the recent past and/or expected future demand and market conditions. Abnormal amounts of idle facility expense and waste are not capitalized in inventory. The allocation of fixed production overheads to the inventory cost is based on the normal capacity of the production facilities.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method over the expected economic life of the asset. Depreciation of special tooling is also based on the straight-line method unless a depreciation method other than the straight-line method better represents the consumption pattern. Gains and losses on the sale of property, plant and equipment are included in other income and expense. Plant and equipment under capital leases are initially recorded at the lower of the fair value of the leased property or the present value of minimum lease payments. These assets and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset.

Goodwill

Goodwill

The Company accounts for goodwill in accordance with the provisions of ASC 350 “Intangibles-Goodwill and Other”. Accordingly, goodwill is not amortized but tested for impairment annually in the fourth quarter or more frequently if events and circumstances indicate that goodwill may be impaired.

An impairment loss is recognized to the extent that the carrying amount of goodwill exceeds the asset’s implied fair value. This determination is made at the business operating segment level, which is for the Company the reporting unit level in accordance with ASC 350. The Company has used the option to assess first qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if the Company concludes otherwise, it is required to perform the first step of the two-step impairment test. The Company then determines the carrying value of each reporting unit by assigning the assets and liabilities, including the goodwill and intangible assets, to the reporting units. Furthermore, the Company determines the fair value of each reporting unit and compares it to the carrying amount of the reporting unit. If the carrying amount of a reporting unit exceeds the fair value of the reporting unit, the Company performs the second step of the impairment test. In the second step, the Company compares the implied fair value of the reporting unit’s goodwill with the carrying amount of the reporting unit’s goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit to all of the assets (recognized and unrecognized) and liabilities of the reporting unit in a manner similar to acquisition accounting in a business combination. The residual fair value after this allocation is the implied fair value of the reporting unit’s goodwill. The Company generally determines the fair value of the reporting units based on discounted projected cash flows in the absence of other observable inputs such as quoted prices.

The determination of the fair value of the reporting unit requires us to make significant judgments and estimates including projections of future cash flows from the business. These estimates and required assumptions include estimated revenue and revenue growth rates, operating margins used to calculate projected future cash flows, estimated future capital expenditures, future economic and market conditions, determination of market comparables and the estimated weighted average cost of capital (“WACC”).

We base our estimates on assumptions we believe to be reasonable but any such estimates are unpredictable and inherently uncertain. Actual future results may differ from these estimates. In addition, we make judgments and assumptions in allocating assets and liabilities to each of our reporting segments.

Identified Intangible assets

Identified Intangible assets

Identified Intangible assets with definitive lives arising from acquisitions are amortized using the straight-line method over their estimated useful lives. Remaining useful lives are evaluated every year to determine whether events and circumstances warrant a revision to the remaining period of amortization. The Company considers renewal and extension options in determining the useful life. However, based on experience the Company concluded that these assets have no extension or renewal possibilities. In-process research and development (“IPR&D”) projects acquired as part of a business combination with no alternative use are capitalized and indefinitely lived until completion or abandonment of the associated R&D efforts in accordance with ASC 350 “Intangibles-Goodwill and Other”. Upon completion of each project, IPR&D assets are amortized over their estimated useful lives. During development IPR&D, assets are not amortized but tested annually for impairment. There are currently no intangible assets with indefinite lives. Patents, trademarks and other intangible assets acquired from third parties are capitalized at cost and amortized over their estimated remaining useful lives.

Certain costs relating to the development and purchase of software for internal use are capitalized and subsequently amortized over the estimated useful life of the software in conformity with ASC 350.

Impairment or disposal of identified intangible assets and tangible fixed assets

Impairment or disposal of identified intangible assets and tangible fixed assets

The Company accounts for intangible assets other than goodwill and tangible fixed assets in accordance with the provisions of ASC 360 “Property, Plant and Equipment”. Long-lived assets other than goodwill are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with future undiscounted net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. The Company determines the fair value based on discounted projected cash flows. The review for impairment is carried out at the level where discrete cash flows occur that are largely independent of other cash flows in the absence of other observable inputs such as quoted prices. Management must make significant judgments and apply a number of assumptions in estimating the future cash flows. The estimated cash flows are determined based on, among other things, our strategic plans, long-range forecasts, estimated growth rates and assumed profit margins. For the Manufacturing Operations segment, the review of impairment of long-lived assets is carried out on a Company-wide basis, as Manufacturing Operations is the shared manufacturing base for the other business segments with, for this purpose, no discrete cash flows that are largely independent of other cash flows. Assets held for sale are reported at the lower of the carrying amount or fair value less cost to sell.

Non-current assets held for sale and disposal groups

Non-current assets held for sale and disposal groups

Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered through a sale transaction rather than through continuing use. For this to be the case the asset (or disposal group) must be available for immediate sale in its present condition and the sale must be highly probable.

Non-current assets (or disposal groups) classified as held for sale are measured at the lower of the asset’s carrying amount and the fair value less costs to sell. The Company determines the fair value based on discounted projected cash flows in the absence of other observable inputs such as quoted prices. Depreciation or amortization of an asset ceases when it is classified as held for sale, or included within a disposal group that is classified as held for sale.

Discontinued operations

Discontinued operations

A discontinued operation is a component of the Company that either has been disposed of, or that is classified as held for sale, and: (i) represents a separate major line of business or geographical area of operations that can be clearly distinguished from the rest of the Company in terms of operations and cash flows or (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations. Generally, a major line of business is a segment or business unit. Discontinued operations are carried at the lower of carrying amount or fair value less cost to sell. The Company determines the fair value based on discounted projected cash flows in the absence of other observable inputs such as quoted prices. Results from discontinued operations until the date of disposal are presented separately as a single amount in the consolidated statements of operations together with any gain or loss from disposal. Results from discontinued operations are reclassified for all periods presented and reflected as income (loss) from discontinued operations, net of tax, within the consolidated statements of operations.

Research and development

Research and development

Costs of research and development are expensed in the period in which they are incurred, except for in-process research and development assets acquired in business combinations, which are capitalized and, after completion, are amortized over their estimated useful lives.

Advertising	Advertising Advertising costs are expensed when incurred.
Guarantees

Guarantees

The Company complies with ASC 460 “Guarantees”. The Company recognizes, at the inception of a guarantee, a liability at the fair value of the obligation incurred, for guarantees within the scope of the recognition criteria. The Company determines the fair value based on either quoted prices for similar guarantees or discounted projected cash flows, whichever is available.

Debt Issuance Costs

Debt Issuance Costs

Direct costs incurred to obtain financings are capitalized and subsequently amortized over the term of the debt using the effective interest rate method. Upon extinguishment of any related debt, any unamortized debt issuance costs are expensed immediately.

Earnings per share

Earnings per share

Basic earnings per share attributable to stockholders is calculated by dividing net income or loss attributable to stockholders of the Company by the weighted average number of common shares outstanding during the period.

Diluted earnings per share attributable to stockholders is determined using the weighted-average number of common and potentially dilutive common shares outstanding during the period using the treasury stock method for outstanding stock options, performance share unit and restricted stock unit awards. Under the treasury stock method, the amount the employee must pay for exercising stock options, performance share unit and restricted stock unit awards, the amount of compensation cost for future service that the Company has not yet recognized, and the amount of excess tax benefits that would be recorded in additional paid-in capital when the award becomes deductible are assumed to be used to repurchase shares.

Revenue recognition

Revenue recognition

The Company’s revenue is primarily derived from made-to-order sales to Original Equipment Manufacturers (“OEMs”) and similar customers. The Company’s revenue is also derived from sales to distributors.

The Company applies the guidance in SEC Staff Accounting Bulletin (SAB) Topic 13 ‘Revenue Recognition’ and recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or the service has been provided, the sales price is fixed or determinable, and collection is reasonably assured, based on the terms and conditions of the sales contract. For made-to-order sales, these criteria are met at the time the product is shipped and delivered to the customer and title and risk have passed to the customer. Examples of delivery conditions typically meeting these criteria are ‘Free on board point of delivery’ and ‘Costs, insurance paid point of delivery’. Generally, the point of delivery is the customer’s warehouse. Acceptance of the product by the customer is generally not contractually required, since, for made-to-order customers, design approval occurs before manufacturing and subsequently delivery follows without further acceptance protocols. Payment terms used are those that are customary in the particular geographic market. When management has established that all aforementioned conditions for revenue recognition have been met and no further post-shipment obligations exist, revenue is recognized.

For sales to distributors, revenue is recognized upon sale to the distributor (sell-in accounting). The same recognition principles apply and similar terms and conditions as for sales to other customers are applied. However, for some distributors contractual arrangements are in place, which allow these distributors to return products if certain conditions are met. These conditions generally relate to the time period during which return is allowed and reflect customary conditions in the particular geographic market. Other return conditions relate to circumstances arising at the end of a product life cycle, when certain distributors are permitted to return products purchased during a pre-defined period after the Company has announced a product’s pending discontinuance. Long notice periods associated with these announcements prevent significant amounts of product from being returned, however. Repurchase agreements with OEMs or distributors are not entered into by the Company.

For sales where return rights exist, the Company has determined, based on historical data, that only a very small percentage of the sales to this type of distributor is actually returned. In accordance with these historical data, a pro rata portion of the sales to these distributors is not recognized but deferred until the return period has lapsed or the other return conditions no longer apply.

Revenue is recorded net of sales taxes, customer discounts, rebates and other contingent discounts granted to distributors. Shipping and handling costs billed to customers are recognized as revenue. Expenses incurred for shipping and handling costs of internal movements of goods are recorded as cost of revenue. Shipping and handling costs related to revenue to third parties are reported as selling expenses within selling, general and administrative.

Royalty income, which is generally earned based upon a percentage of revenue or a fixed amount per product sold, is recognized on an accrual basis. Royalty income and other license income that is received in the form of non-refundable upfront payments is recognized as revenue pro rata over the term of the contract unless a separate earnings process has been completed. Income from the sale of patents is also reported as revenue. The carrying value of the sold patents is reported as cost of sales. Government grants, other than those relating to purchases of assets, are recognized as income as qualified expenditures are made. Software revenue is recognized in accordance with ASC 985 “Software Revenue Recognition” when the 4 criteria of SAB Topic 13 are met.

Financial income and expense

Financial income and expense

Financial income comprises interest income on funds invested and the net gain on the disposal of other financial assets.

Financial expense comprises interest expense on borrowings, accretion of the discount on provisions and contingent consideration, losses on disposal of financial assets, impairment losses recognized on financial assets (other than trade receivables) and losses on hedging instruments recognized in the statement of operations.

Borrowing costs that are not directly attributable to the acquisition, construction or production of property, plant and equipment are recognized in the statement of operations using the effective interest method.

Foreign currency gains and losses, not related to accounts receivable, accounts payable and intercompany current accounts, are reported on a net basis as either financial income or financial expense in the statement of operations depending on whether foreign currency movements are in a net gain or net loss position. Foreign currency gains and losses on accounts receivable, accounts payable and intercompany current accounts that are not hedged in a net investment hedge are reported under cost of revenue in the statement of operations.

Income taxes

Income taxes

Income taxes are accounted for using the asset and liability method. Income tax is recognized in the statement of operations except to the extent that it relates to an item that is initially recognized directly within equity or other comprehensive income (loss), in which case the related tax effect is also recognized there.

Current tax is the expected tax payable on the taxable income for the year, using the tax rates enacted at the balance sheet date, and any adjustment to tax payable in respect of previous years. Deferred tax assets and liabilities are recognized for the expected tax consequences of temporary differences between the tax basis of assets and liabilities and their reported amounts. Measurement of deferred tax assets and liabilities is based upon the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date of the change. Deferred tax assets and liabilities are not discounted. Deferred tax liabilities for withholding taxes on dividends from subsidiaries are recognized in situations where the company does not consider the earnings permanently reinvested and to the extent that these withholding taxes are not expected to be refundable.

Deferred tax assets, including assets arising from loss carryforwards, are recognized, net of a valuation allowance, if it is more likely than not that the asset will be realized. The Company has significant deferred tax assets primarily related to net operating losses in the Netherlands, France, Germany, the USA and other countries. The realization of deferred tax assets is not assured and is dependent on the generation of sufficient taxable income in the future. We have exercised judgment in determining whether it is more likely than not that we will realize the benefit of these net operating losses and other deductible temporary differences, based upon estimates of future taxable income in the various jurisdictions and any feasible tax planning strategies.

The income tax benefit from an uncertain tax position is recognized only if it is more likely than not that the tax position will be sustained upon examination by the relevant taxing authorities, based on the technical merits of the position. The income tax benefit recognized in the financial statements from such position is measured based on the largest benefit that is more than 50% likely to be realized upon settlement with a taxing authority that has full knowledge of all relevant information. The liability for unrecognized tax benefits and the related interest and penalties is recorded under accrued liabilities and other non-current liabilities in the balance sheet based on the timing of the expected payment. Penalties are recorded as income tax expense, whereas interest is reported as financial expense in the statement of operations.

Postretirement benefits

Postretirement benefits

The Company accounts for the cost of pension plans and postretirement benefits other than pensions in accordance with ASC 715 “Compensation-Retirement Benefits”.

The Company’s employees participate in pension and other postretirement benefit plans in many countries. The costs of pension and other postretirement benefits and related assets and liabilities with respect to the Company’s employees participating in defined-benefit plans are based upon actuarial valuations. Some of the Company’s defined-benefit pension plans are funded with plan assets that have been segregated and restricted in a trust, foundation or insurance company to provide for the pension benefits to which the Company has committed itself.

The net pension liability or asset recognized in the balance sheet in respect of defined benefit pension plans is the present value of the projected defined-benefit obligation less the fair value of plan assets at the balance sheet date.

Most of the Company’s plans are unfunded and result in a pension provision or a net pension liability.

The projected defined-benefit obligation is calculated annually by qualified actuaries using the projected unit credit method. For the Company’s major plans, the discount rate is derived from market yields on high quality corporate bonds. Plans in countries without a deep corporate bond market use a discount rate based on the local government bond rates.

Pension costs in respect of defined-benefit pension plans primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of the expected return on plan assets and net of employee contributions.

Actuarial gains and losses arise mainly from changes in actuarial assumptions and differences between actuarial assumptions and what has actually occurred. They are recognized in the statement of operations, over the expected average remaining service periods of the employees only to the extent that their net cumulative amount exceeds 10% of the greater of the present value of the obligation or of the fair value of plan assets at the end of the previous year (the corridor). Events which invoke a curtailment or a settlement of a benefit plan will be recognized in our statement of operations.

In calculating obligation and expense, the Company is required to select actuarial assumptions. These assumptions include discount rate, expected long-term rate of return on plan assets and rates of increase in compensation costs determined based on current market conditions, historical information and consultation with and input from our actuaries. Changes in the key assumptions can have a significant impact to the projected benefit obligations, funding requirements and periodic pension cost incurred. A sensitivity analysis is provided in Note 9, “Postretirement Benefit Plans”.

Unrecognized prior-service costs related to pension plans and postretirement benefits other than pensions are amortized to the statements of operations over the average remaining service period of the active employees.

Contributions to defined-contribution and multi-employer pension plans are recognized as an expense in the statements of operations as incurred.

In accordance with the requirements of ASC 715, if the projected benefit obligation exceeds the fair value of plan assets, we recognize in the consolidated balance sheet a liability that equals the excess. If the fair value of plan assets exceeds the projected benefit obligation, we recognize in the balance sheet an asset that equals the excess.

The Company determines the fair value based on quoted prices for the plan assets or comparable prices for non-quoted assets. For a defined-benefit pension plan, the benefit obligation is the projected benefit obligation; for any other postretirement defined benefit plan it is the accumulated postretirement benefit obligation.

The Company recognizes as a component of other comprehensive income, net of taxes, the gains or losses and prior service costs that arise during the year but are not recognized as a component of net periodic benefit cost pursuant to ASC 715. Amounts recognized in accumulated other comprehensive income, including the gains or losses and the prior services costs are adjusted as they are subsequently recognized as components of net periodic benefit costs pursuant to the recognition provisions of ASC 715.

For all of the Company’s defined pension benefit plans, the measurement date is year-end.

Share-based compensation

Share-based compensation

Share-based payment plans were first introduced by NXP Semiconductors N.V. for NXP employees in 2007 and new plans were introduced after NXP’s initial public offering of common shares in the United States in 2010. All plans are accounted for in accordance with the provisions of ASC 718 “Compensation, Stock Compensation” at the estimated fair value of the equity instruments measured at the grant date. For the grants issued up to August 2010 under the 2007 plans, the Company used a binomial option-pricing model to determine the estimated fair value of the options and determined the fair value of the equity rights on the basis of the estimated fair value of the Company, using a discounted cash flow technique. For grants issued since August 2010 the Company uses the Black-Scholes-Merton method. The estimated fair value of the equity instruments is recognized as compensation expense over the vesting period on a straight-line basis taking into account estimated forfeitures. For performance share units the recognition of cost is based on graded vesting of the performance share units.

The share-based compensation plans that the Company’s employees participate in contain contingent cash settlement features upon an exit or change in control in combination with a termination of employment. The Company has concluded that the likelihood of these events occurring is remote and therefore not probable. Also, upon death or disablement the Company may offer cash settlement, but the employee or his dependents must consent. Therefore, the Company has concluded that the requirement in ASC 718 that share options and restricted shares that have contingent cash settlement features that are outside the control of the employee, such as a change in control or the death or disability of an employee, to be accounted for as liabilities rather than equity if the contingent event is probable of occurring, is not applicable to the Company. However, if it is determined that vested share-based payment rights will become cash settled such instruments will be recorded as liabilities at fair value at the date of such event.

During 2009, NXP executed an option exchange program for options granted in 2007, 2008 and 2009 which were estimated to be deeply out of the money. Under this option exchange program, options with new exercise prices, different volumes and—in certain cases—revised vesting schedules were granted to eligible individuals, in exchange for their owned options. By accepting the new options, all options (vested and unvested) owned by the eligible individuals were cancelled. As of May 2009 until August 2010, options were granted to eligible individuals under the revised stock option program. In accordance with the provisions of ASC 718 the unrecognized portion of the compensation costs of the cancelled options continues to be recognized over their remaining requisite vesting period. For the replacement options, the compensation cost was determined as the difference between the fair value of the cancelled options immediately before the grant date of the replacement options and the fair value of these replacement options at the grant date. This compensation cost was recognized in accordance with the vesting schedule over the remaining vesting period. Since November 2010, following NXP Semiconductors N.V. becoming a listed company, new option programs and share programs were launched in addition to the option program and equity rights program launched before November 2010.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Exchange Rates for Euros into U.S. Dollars Applicable for Translation of NXP's Financial Statements

The following table sets out the exchange rates for euros into U.S. dollars applicable for translation of NXP’s financial statements for the periods specified.

	$ per € 1
	period end	average 1)	high	low
2012	1.3190	1.2887	1.2238	1.3347
2011	1.2938	1.3908	1.2938	1.4531
2010	1.3370	1.3326	1.2183	1.4402

(1)	The average rates are the average rates based on monthly quotations.

Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Revenue Composition	Revenue composition

	2012	2011	2010
Goods	4,346	4,170	4,392
Patents and licenses	12	24	10

	4,358	4,194	4,402

Depreciation, Amortization and Impairment

Depreciation, amortization and impairment

Depreciation and amortization, including impairment charges, are as follows:

	2012	2011	2010
Depreciation of property, plant and equipment	247	290	359
Impairment of assets held for sale	—	—	30
Amortization of internal use software	24	10	14
Amortization of identified intangible assets	262	291	281

	533	591	684

Other Income and Expense

Other income and expense consists of the following:

	2012	2011	2010
Result on disposal of property, plant and equipment:
- income	1	8	8
- expense	—	(18)	—
Result on disposal of businesses:
- income	19	—	—
- expense	—	—	(37)
Result on other items:
- income	10	17	19
- expense	(1)	(3)	(6)

Total other income	30	25	27
Total other expense	(1)	(21)	(43)

Total other income (expense)	29	4	(16)

Financial Income and Expense

Financial income and expense

	2012	2011	2010
Interest income	4	5	2
Interest expense	(270)	(312)	(320)

Total interest expense, net	(266)	(307)	(318)
Net gain (loss) on extinguishment of debt	(161)	(32)	57
Sale of securities and other financial assets	—	—	8
Foreign exchange rate results	28	128	(331)
Miscellaneous financing costs/income, net	(38)	(46)	(44)

Total other financial income and expense	(171)	50	(310)

Total	(437)	(257)	(628)

Earnings Per Share

Earnings per share

The computation of earnings per share (EPS) is presented in the following table:

	2012	2011	2010
Income (loss) from continuing operations	(53)	2	(465)
Less: Net income (loss) attributable to non-controlling interests	63	46	50

Income (loss) from continuing operations attributable to stockholders	(116)	(44)	(515)
Income (loss) from discontinued operations attributable to stockholders	1	434	59

Net income (loss) attributable to stockholders	(115)	390	(456)
Weighted average number of shares outstanding (after deduction of treasury shares) during the year (in thousands):
Basic and diluted	248,064	248,812	229,280
Basic and diluted EPS attributable to stockholders in $: 1)
Income (loss) from continuing operations	(0.46)	(0.17)	(2.25)
Income (loss) from discontinued operations	—	1.74	0.26

Net income (loss)	(0.46)	1.57	(1.99)

1)

In 2012, 32,394,794 securities (2011: 27,789,634 securities; 2010: 24,350,650 securities) that could potentially dilute basic EPS were not included in the computation of dilutive EPS because the effect would have been anti-dilutive for the periods presented.

Receivables, Net

Receivables, net

Accounts receivable are summarized as follows:

	2012	2011
Accounts receivable from third parties	463	425
Allowance for doubtful accounts	(4)	(4)
Accounts receivable from equity-accounted investees (net)	—	20
Other receivables	51	38

	510	479

Inventories, Net	Inventories, net Inventories are summarized as follows:

	2012	2011
Raw materials	70	69
Work in process	515	415
Finished goods	130	134

	715	618

Property, Plant and Equipment, Net

Property, plant and equipment, net

The following table presents details of the Company’s property, plant and equipment, net of accumulated depreciation:

	Useful Life (in years)	2012	2011
Land		59	62
Buildings	9 to 50	452	432
Machinery and installations	2 to 7	1,338	1,332
Other Equipment	1 to 5	186	185
Prepayments and construction in progress		68	54

		2,103	2,065
Less accumulated depreciation		(1,033)	(1,002)

Property, plant and equipment, net of accumulated depreciation		1,070	1,063

Accrued Liabilities

Accrued liabilities

Accrued liabilities are summarized as follows:

	2012	2011
Payroll and related benefits	193	143
Pension-related benefits	21	21
Utilities, rent and other	28	17
Income tax payable (refer to Note 15)	29	36
Deferred tax liabilities (refer to Note 15)	4	1
Liability for unrecognized tax benefits	—	6
Communication & IT costs (including accruals related to EDA contracts)	25	10
Distribution costs	9	7
Sales-related costs	12	13
Purchase-related costs	4	5
Interest accruals	25	74
Derivative instruments—liabilities (refer to Note 6)	2	3
Other accrued liabilities	137	138

	489	474

Accumulated Other Comprehensive Income (Loss), Net of Tax

Accumulated other comprehensive income (loss), net of tax

Total comprehensive income (loss) represents net income (loss) plus the results of certain equity changes not reflected in the Consolidated Statements of Operations. The after-tax components of accumulated other comprehensive income (loss) and their corresponding changes are shown below:

	Net investment hedge	Currency translation differences	Net actuarial gain/(losses)	Accumulated Other Comprehensive Income (loss)
As of December 31, 2009	—	367	32	399
2010 other comprehensive income (loss)	—	158	(19)	139

As of December 31, 2010	—	525	13	538
2011 other comprehensive income (loss)	(203)	(21)	9	(215)

As of December 31, 2011	(203)	504	22	323
2012 other comprehensive income (loss)	18	10	(51)	(23)

As of December 31, 2012	(185)	514	(29)	300

Cash Flow Information

Cash Flow Information

($ in millions)	For the years ended December 31,
	2012	2011	2010
Net cash paid during the period for:
Interest	292	301	278
Income taxes	28	25	19

Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	31	30	6
Book value of these assets	(12)	(40)	(142)
Non-cash gains (losses)	1	—	115

	20	(10)	(21)
Non-cash investing information:
Assets received in lieu of cash from the sale of businesses:
Trident shares	—	—	177
Others	3	—	—

Other items:
Other items consist of the following non-cash elements in income:
Value adjustments/impairment financial assets	—	—	(4)
Non-cash interest cost due to applying effective interest method	22	18	15
Others	—	—	(7)

	22	18	4

Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Estimated Fair Value and Carrying Amount of Financial Instruments Measured on Recurring Basis

The following table summarizes the estimated fair value and carrying amount of our financial instruments measured on a recurring basis:

		December 31, 2012		December 31, 2011
	Fair value hierarchy1)	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets:
Other financial assets	2	18	18	17	17
Derivative instruments-assets	2	1	1	2	2
Liabilities:
Short-term debt	2	(42)	(42)	(52)	(52)
Short-term debt (bonds)	1	(265)	(267)	—	—
Long-term debt (bonds)	1	(2,332)	(2,453)	(3,122)	(3,296)
Long-term debt (bonds) 2)	2	(608)	(635)	(606)	(609)
Other long-term debt	2	(245)	(245)	(19)	(19)
Derivative instruments-liabilities	2	(2)	(2)	(3)	(3)

1)	Transfers between the levels of fair value hierarchy are recognized when a change in circumstances would require it. There were no transfers during the reporting periods presented in the table above.
2)	Represent bonds which are privately held (floating rate secured notes 2016).

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Short-Term Debt	Short-term debt

	2012	2011
Other short-term bank borrowings	36	35
Current portion of long-term debt	271	17

Total	307	52

Schedule of Long-Term Debt

	Range of interest rates	Average rate of interest	Amount outstanding 2012	Due in 2013	Due after 2013	Due after 2017	Average remaining term (in years)	Amount outstanding December 31, 2011
EUR notes	3.0	3.0	187	187	—	—	0.8	476
USD notes	3.1-9.8	5.8	3,018	78	2,940	1,336	5.0	3,262
Revolving Credit Facility	2.7	2.7	230	—	230	—	4.2	—
Bank borrowings	2.0	2.0	5	—	5	—	2.0	4
Liabilities arising from capital lease transactions	2.6-13.8	5.8	16	6	10	—	2.0	22

		5.4	3,456	271	3,185	1,336	4.7	3,764
Corresponding data of previous year		7.4	3,764	17	3,747	1,846	4.7

Long-Term Debt at Book Value	The following amounts of long-term debt at book value as of December 31, 2012 are due in the next 5 years:

2013	271
2014	28
2015	25
2016	629
2017	1,167
Due after 5 years	1,336

3,456

Other Financial Instruments, Derivatives and Currency Risk (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Outstanding Notes

The following table summarizes the outstanding notes as of December 31, 2012:

	Principal amount*	Fixed/ floating	Current coupon rate	Maturity date
Senior Secured Notes	$422	Fixed	9.75%	2018
Senior Secured Notes	$616	Floating	5.81%	2016
Senior Secured Notes	€142	Floating	2.96%	2013
Senior Secured Notes	$58	Floating	3.09%	2013
Term Loan	$491	Floating	4.5%	2017
Term Loan	$494	Floating	5.5%	2017
Revolving Credit Facility	$230	Floating	2.71%	2017
Term Loan	$471	Floating	5.25%	2019
Term Loan	$500	Floating	4.75%	2020

*	amount in millions

Identified Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Intangible Assets, Net of Accumulated Amortization and Impairments

Intangible assets, net of accumulated amortization and impairments of $965 million and $1,171 million as of December 31, 2012 and 2011 respectively were composed of the following:

	December 31, 2012		December 31, 2011
	Gross	Accumulated amortization and impairments	Gross	Accumulated amortization and impairments
Marketing-related	18	(16)	18	(16)
Customer-related	427	(177)	411	(143)
Technology-based	2,053	(1,383)	2,044	(1,156)

Other intangible assets	2,498	(1,576)	2,473	(1,315)
Software	113	(70)	63	(50)

Identified intangible assets	2,611	(1,646)	2,536	(1,365)

Other Identified Intangible Assets [Member]
Schedule of Estimated Amortization Expense for Intangible Assets	The estimated amortization expense for these identified intangible assets for each of the five succeeding years is:

2013	232
2014	153
2015	132
2016	127
2017	113

Software [Member]
Schedule of Estimated Amortization Expense for Intangible Assets	The estimated amortization expense for software as of December 31, 2012 for each of the five succeeding years is:

2013	21
2014	20
2015	2
2016	—
2017	—

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Changes in Goodwill

The changes in goodwill in 2012 and 2011 were as follows:

	2012	2011
Balances as of January 1
Cost	2,454	2,529
Accumulated impairment	(223)	(230)

Book value	2,231	2,299
Changes in book value:
Acquisitions	11	—
Divestments	(6)	—
Translation differences	41	(68)

Total changes	46	(68)

Balances as of December 31
Cost	2,502	2,454
Accumulated impairment	(225)	(223)

Book value	2,277	2,231

Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Summary of PME Multi-Employer Plan

PME multi-employer plan	2012	2011	2010
NXP’s contributions to the plan	53	59	53
(including employees’ contributions)	4	2	2
Average number of NXP’s active employees participating in the plan	3,229	3,256	3,537
NXP’s contribution to the plan exceeded more than 5 percent of the total contribution (as of December 31 of the plan’s year end)	No	No	No

Summary of Changes in Pension Benefit Obligations and Defined-Benefit Pension Plan Assets

The table below provides a summary of the changes in the pension benefit obligations and defined-benefit pension plan assets for 2012 and 2011, associated with the Company’s dedicated plans, and a reconciliation of the funded status of these plans to the amounts recognized in the consolidated balance sheets.

	2012	2011
Projected benefit obligation
Projected benefit obligation at beginning of year	342	347
Additions	—	3
Service cost	11	12
Interest cost	14	15
Actuarial (gains) and losses	60	(5)
Curtailments and settlements	(2)	(6)
Plan amendments	—	(1)
Benefits paid	(18)	(13)
Exchange rate differences	12	(10)

Projected benefit obligation at end of year	419	342
Plan assets
Fair value of plan assets at beginning of year	147	148
Actual return on plan assets	14	10
Employer contributions	14	13
Curtailments and settlements	—	(6)
Benefits paid	(18)	(13)
Exchange rate differences	5	(5)

Fair value of plan assets at end of year	162	147
Funded status	(257)	(195)

Classification of the funded status is as follows
- Prepaid pension cost within other non-current assets	13	25
- Accrued pension cost within other non-current liabilities	(260)	(211)
- Accrued pension cost within accrued liabilities	(10)	(9)

Total	(257)	(195)
Accumulated benefit obligation
Accumulated benefit obligation for all Company-dedicated benefit pension plans	364	299
Plans with assets less than accumulated benefit obligation
Funded plans with assets less than accumulated benefit obligation
- Fair value of plan assets	24	22
- Accumulated benefit obligations	65	60
- Projected benefit obligations	85	79
Unfunded plans
- Accumulated benefit obligations	174	140
- Projected benefit obligations	194	153
Amounts recognized in accumulated other comprehensive income (before tax)
Total AOCI at beginning of year	(30)	(21)
- Net actuarial loss (gain)	52	(9)
- Prior service cost (credit)	—	(1)
- Exchange rate differences	—	1

Total AOCI at end of year	22	(30)
Changes in accumulated other comprehensive income (before tax) consist of
Total net actuarial loss (gain) at beginning of year	(30)	(22)
- Net actuarial loss (gain) arising during the year	52	(9)
- Net actuarial (loss) gain recognized in income during the year	—	—
- Exchange rate difference	—	1

Total net actuarial loss (gain) at end of year	22	(30)
Total prior service cost (credit) at beginning of year	—	1
- Prior service cost (credit) arising during the year	—	(1)

Total prior service cost (credit) at end of year	—	—

Summary of Weighted Average Assumptions Used to Calculate Projected Benefit Obligations and Net Periodic Pension Cost

The weighted average assumptions used to calculate the projected benefit obligations were as follows:

	2012	2011
Discount rate	3.5%	4.4%
Rate of compensation increase	2.4%	3.1%

The weighted average assumptions used to calculate the net periodic pension cost were as follows:

	2012	2011	2010
Discount rate	4.4%	4.3%	4.8%
Expected returns on plan assets	4.1%	4.2%	4.3%
Rate of compensation increase	3.1%	3.1%	3.0%

Components of Net Periodic Pension Costs

The components of net periodic pension costs were as follows:

	2012	2011	2010
Service cost	11	12	12
Interest cost on the projected benefit obligation	14	15	15
Expected return on plan assets	(6)	(6)	(6)
Amortization of prior service cost	—	—	—
Amortization of net (gain) loss	—	—	(1)
Curtailments & settlements	(2)	(1)	(1)
Other	1	—	1

Net periodic cost	18	20	20

Summary of Actual Pension Plan Asset Allocation

The actual pension plan asset allocation at December 31, 2012 and 2011 is as follows:

	2012	2011
Asset category:
Equity securities	26%	21%
Debt securities	58%	64%
Insurance contracts	3%	4%
Other	13%	11%

	100%	100%

Classification of Pension Plan Assets

The following table summarizes the classification of these assets.

	2012			2011
	Level I	Level II	Level III	Level I	Level II	Level III
Equity securities	3	38	—	1	29	—
Debt securities	20	68	—	17	71	—
Other	13	4	3	7	5	4

	36	110	3	25	105	4

Summary of Estimated Future Pension Benefit Payments	The following benefit payments are expected to be made (including those for funded plans):

2013	16
2014	13
2015	15
2016	14
2017	14
Years 2018-2022	95

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Lease Payments for Operating Leases and Capital Leases

Future minimum lease payments under operating and capital leases are as follows:

	Operating Leases	Capital Leases
2013	30	7
2014	29	7
2015	27	2
2016	18	1
2017	12	1
Thereafter	37	—

Total future minimum leases payments	153	18
Less: amount representing interest		2

Present value of future minimum lease payments		16

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Transactions from Employee Option and Share Plans

The following transactions took place resulting from employee option and share plans in 2012:

2012
Total shares in treasury at beginning of year	3,915,144
Total cost	57
Shares acquired under repurchase program	1,843,694
Average price in $ per share	21.70
Amount paid	40
Shares delivered	3,032,838
Average price in $ per share	12.97
Amount received	15
Total shares in treasury at end of year	2,726,000
Total cost	58

Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Amounts Related to Revenue and Expenses Incurred in Transactions

The following table presents the amounts related to revenue and expenses incurred in transactions with these related parties:

	2012	2011	2010
Revenue	33	133	292
Purchase of goods and services	204	137	139

Schedule of Amounts Related to Accounts Receivable and Payables with Related Parties	The following table presents the amounts related to accounts receivable and payable balances with these related parties:

	2012	2011
Receivables (net)	—	20
Payables	30	38

Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-Based Compensation Expense

Share-based compensation expense is included in the following line items in our statement of operations:

	2012	2011	2010
Cost of revenue	2	1	1
Research and development	5	2	—
Selling, general and administrative	45	28	11

	52	31	12

Pre-IPO Plans [Member]
Summary of Stock Options and Share Rights and Changes

The following table summarizes the information about NXP’s outstanding Pre-IPO stock options and changes during 2012 and 2011.

Stock options

	2012		2011
	Stock options	Weighted average exercise price in EUR	Stock options	Weighted average exercise price in EUR
Outstanding at January 1	16,128,196	24.46	18,050,123	23.30
Granted	—	—	—	—
Exercised	(544,462)	7.65	(1,051,993)	6.61
Forfeited	(469,518)	21.86	(869,934)	22.08

Outstanding at December 31	15,114,216	25.14	16,128,196	24.46
Exercisable at December 31	2,372,254	11.96	2,875,053	12.46

Outstanding Options Issued

The outstanding options issued under the Pre-IPO plans are categorized by exercise prices as follows:

Euro-denominated

exercise price	Shares	Intrinsic value in millions
2.00 – 9.50	1,260,268	29
15.00	4,957,155	32
20.00	1,479,889	—
30.00	3,083,343	—
40.00	3,612,921	—
50.00	720,640	—

	15,114,216	61

Weighted Average Grant-Date Fair Value of Options Granted

Upon completion of the secondary offering on February 7, 2013, in total up to 38% of the options under the Pre-IPO Plans became exercisable, subject to applicable laws and regulations. If the secondary offering had occurred before end of 2012, then the exercisable number of options would have been 5,173,338 with a weighted average exercise price of €14.65.

Weighted average fair value in EUR
Weighted average grant-date fair value in euros of options granted during:
2010	1.20
2009	1.80

Summary of Status of Pre-IPO Equity Rights and Changes

A summary of the status of NXP’s Pre-IPO equity rights and changes during 2012 and 2011 is presented below. All equity rights have an exercise price of nil.

Equity rights

	2012		2011
	Shares	Weighted average grant date fair value in EUR	Shares	Weighted average grant date fair value in EUR
Outstanding at January 1	444,395	9.34	472,742	9.13
Granted	—	—	—	—
Released	(381,630)	9.10	—	—
Forfeited	—	—	(28,347)	5.80

Outstanding at December 31	62,765	10.80	444,395	9.34
Exercisable at December 31	—	—	—	—

Post-IPO Plan [Member]
Summary of Stock Options and Share Rights and Changes

A summary of the status of NXP’s Post-IPO stock options and share rights and changes during 2012 and 2011 is presented below.

Stock options

	2012		2011
	Stock options	Weighted average exercise price in USD	Stock options	Weighted average exercise price in USD

Outstanding at January 1	7,366,908	15.49	3,749,932	13.27
Granted	4,972,081	23.36	4,045,537	17.35
Exercised	(637,858)	14.14	(71,542)	13.27
Forfeited	(791,017)	15.94	(357,019)	13.65

Outstanding at December 31	10,910,114	19.12	7,366,908	15.49
Exercisable at December 31	1,819,243	15.05	853,732	13.27

Outstanding Options Issued

The outstanding options issued under the Post-IPO Plans are categorized by exercise price as follows:

USD-denominated

Year granted	Exercise price	Shares	Intrinsic value in millions	Weighted average remaining contractual term

2012	23.49	4,047,450	11	9.8
2012	22.62	197,550	1	9.6
2012	26.32	158.930	—	9.3
2012	21.63	493,865	2	9.1
2011	25.01	86,492	—	8.1
2011	31.81	61,040	—	8.3
2011	19.78	82,365	1	8.6
2011	16.84	3,298,913	31	8.8
2010	13.27	2,483,509	32	7.8

Summary of Performance Share Units

Performance share units

	2012		2011
	Shares	Weighted average grant date fair value in USD	Shares	Weighted average grant date fair value in USD
Outstanding at January 1	1,487,149	16.00	846,819	13.27
Granted	1,171,600	23.35	987,225	17.38
Vested	(30,311)	22.66	(249,962)	13.27
Forfeited	(219,964)	15.28	(96,933)	13.27

Outstanding at December 31	2,408,474	19.55	1,487,149	16.00

Summary of Restricted Shares Units

Restricted share units

	2012		2011
	Shares	Weighted average grant date fair value in USD	Shares	Weighted average grant date fair value in USD
Outstanding at January 1	2,360,806	16.08	1,283,295	13.27
Granted	2,021,918	23.31	1,571,236	17.52
Vested	(849,289)	15.72	(400,835)	13.27
Forfeited	(233,312)	16.74	(92,890)	13.81

Outstanding at December 31	3,300,123	20.56	2,360,806	16.08

Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Position of Restructuring Liabilities by Segment

The following table presents the changes in the position of restructuring liabilities in 2012 by segment:

	Balance January 1, 2012	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2012

HPMS	59	27	(4)	(2)	—	80
SP	4	17	(3)	(1)	1	18
Manufacturing Operations	20	4	(6)	—	(9)	9
Corporate and Other	16	55	(16)	(1)	9	63

	99	103	(29)	(4)	1	170

(1)	Other changes primarily related to translation differences and internal transfers

The following table presents the changes in the position of restructuring liabilities in 2011 by segment:

	Balance January 1, 2011	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2011

HPMS	24	43	(3)	(2)	(3)	59
SP	1	4	(1)	—	—	4
Manufacturing Operations	44	11	(30)	(3)	(2)	20
Corporate and Other	28	8	(20)	(3)	3	16

	97	66	(54)	(8)	(2)	99

(1)	Other changes primarily related to translation differences.

Components of Restructuring Charges Less Releases Recorded in Liabilities

The components of restructuring charges less releases recorded in the liabilities in 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Personnel lay-off costs	101	66	5
Impairment of assets	—	—	2
Lease and Contract Terminations	2	—	—
Release of provisions/accruals	(4)	(8)	(40)

Net restructuring charges	99	58	(33)

Summary of Significant Activity and Components of Restructuring Obligations

The following table summarizes the significant activity within, and components of, the Company’s restructuring obligations:

	Personnel lay-off costs	Lease and Contract Terminations	Total
Balance at December 31, 2010	87	10	97
Expense	58	—	58
Utilized 1)	(45)	(9)	(54)
Other changes 2)	(2)	—	(2)

Balance at December 31, 2011	98	1	99
Expense	97	2	99
Utilized 1)	(29)	—	(29)
Other changes 2)	1		1

Balance at December 31, 2012	167	3	170

1)	Represents cash payments.
2)	Other changes primarily related to translation differences.

Restructuring Charges Less Releases Recorded in Liabilities Per Line Item in Statement of Operations

The restructuring charges less releases recorded in operating income are included in the following line items in the statement of operations:

	2012	2011	2010
Cost of revenue	18	24	(14)
Selling, general and administrative	59	15	(10)
Research & development	22	19	(9)

Net restructuring charges	99	58	(33)

Restructuring Related Costs Excluding Product Transfers

In addition, restructuring related costs (excluding product transfers) of $12 million were directly charged to operating income in 2012 (2011: $32 million; 2010: $53 million), and included in the following line items:

	2012	2011	2010
Cost of revenue	5	13	26
Selling, general and administrative	8	16	30
Research & development	—	3	2
Other income and expenses	(1)	—	(5)

	12	32	53

Restructuring Cost by Segment	The details by segment were as follows:

	2012	2011	2010
HPMS	(1)	2	—
SP	3	2	4
Manufacturing Operations	3	4	23
Corporate and Other	7	24	27
Divested Home activities	—	—	(1)

	12	32	53

Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income (Loss) Before Income Taxes	The components of income (loss) before income taxes are as follows:

	2012	2011	2010
Netherlands	(93)	(27)	(490)
Foreign	68	127	135

	(25)	100	(355)

Components of Provision for Income Taxes

The components of the provision for income taxes are as follows:

	2012	2011	2010
Current taxes:
Netherlands	(1)	(3)	(12)
Foreign	(20)	(29)	(40)

	(21)	(32)	(52)
Deferred taxes:
Netherlands	5	(10)	3
Foreign	15	21	25

	20	11	28

Total provision for income taxes	(1)	(21)	(24)

Reconciliation of Statutory Income Tax Rate

A reconciliation of the statutory income tax rate in the Netherlands as a percentage of income (loss) before income taxes and the effective income tax rate is as follows:

(in percentages)	2012	2011	2010
Statutory income tax in the Netherlands	25.0	25.0	25.5
Increase (reduction) in rate resulting from:
Rate differential local statutory rates versus statutory rate of the Netherlands	64.0	(15.7)	1.6
Net change in valuation allowance	(178.0)	12.7	(16.7)
Prior year adjustments	5.2	(2.0)	(1.6)
Non-taxable income	41.6	(10.8)	0.7
Non-tax-deductible expenses/losses	(69.6)	19.6	(12.3)
Other taxes and tax rate changes	18.2	(1.0)	0.1
Withholding taxes	(7.6)	6.9	(4.1)
Unrecognized tax benefits	(24.8)	(1.0)	(2.5)
Tax incentives	122.0	(12.7)	2.5

Effective tax rate	(4.0)%	21.0%	(6.8)%

Principal Components of Deferred Tax Assets and Liabilities

The principal components of deferred tax assets and liabilities are presented below:

	2012		2011
	Assets	Liabilities	Assets	Liabilities
Intangible assets	13	(200)	22	(245)
Property, plant and equipment	20	(33)	25	(28)
Inventories	2	—	1	—
Receivables	1	—	—	(13)
Other assets	3	(5)	—	(4)
Liabilities:
Pensions	42	(1)	27	(2)
Restructuring	46	—	23	—
Other	21	—	27	(1)
Long-term debt	1	(7)	—	(22)
Undistributed earnings of foreign subsidiaries	—	(27)	—	(27)
Tax loss carryforwards (including tax credit carryforwards)	659	—	694	—

Total gross deferred tax assets (liabilities)	808	(273)	819	(342)

Net deferred tax position	535		477
Valuation allowances	(589)		(545)

Net deferred tax assets (liabilities)	(54)		(68)

Expiration of Tax Loss Carryforwards

At December 31, 2012 tax loss carryforwards of $2,515 million will expire as follows:

	Balance December 31, 2012	Scheduled expiration
		2013	2014	2015	2016	2017	2018-2022	later	unlimited
Tax loss carryforwards	2,515	1	5	191	748	525	159	156	730

Expiration of Tax Credit Carryforwards

The Company also has tax credit carryforwards of $92 million, which are available to offset future tax, if any, and which will expire as follows:

	Balance December 31, 2012	Scheduled expiration
		2013	2014	2015	2016	2017	2018-2022	later	unlimited
Tax credit carryforwards	92	—	—	—	—	—	—	10	82

Classification of Deferred Tax Assets and Liabilities in Consolidated Balance Sheets

The classification of the deferred tax assets and liabilities in the Company’s consolidated balance sheets is as follows:

	2012	2011
Deferred tax assets within current assets	12	5
Deferred tax assets within other non-current assets	22	19
Deferred tax liabilities within accrued liabilities	(4)	(1)
Deferred tax liabilities within other non-current liabilities	(84)	(91)

	(54)	(68)

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance as of January 1,	169	195	52
Increases from tax positions taken during prior periods	16	—	10
Decreases from tax positions taken during prior periods	(25)	(12)	(7)
Increases from tax positions taken during current period	2	10	140
Decreases relating to settlements with the tax authorities	(23)	(24)	—

Balance as of December 31,	139	169	195

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Summarizes Income Discontinued Operations

The following table summarizes the results of the Sound Solutions business included in the consolidated statements of income as discontinued operations for 2012, 2011 and 2010:

	2012	2011	2010
Revenue	—	140	354
Costs and expenses	—	(116)	(283)

Income attributable to discontinued operations	—	24	71
Provision for income taxes	—	(4)	(12)

Income attributable to discontinued operations, net of taxes, before disposal	—	20	59
Gain on disposal of discontinued operations (net of taxes)	1	414	—

Income from discontinued operations after disposal	1	434	59

Investments in Equity-accounted Investees (Tables)	12 Months Ended
Dec. 31, 2012
Results Relating to Equity-Accounted Investees	Results relating to equity-accounted investees

	2012	2011	2010
Company’s share in income (loss)	7	(77)	(86)
Other results	(34)	—	—

	(27)	(77)	(86)

Company's Share in Income (Loss)	Company’s share in income (loss)

	2012	2011	2010
Trident	—	(82)	(94)
ASMC	3	3	4
ASEN	4	2	4
Others	—	—	—

	7	(77)	(86)

Changes in Investments in Equity-Accounted Investees

The changes in 2012 are as follows:

Investments
Balance as of January 1	37
Changes:
Acquisitions/additions	—
Deductions	—
Share in income (loss)	7
Translation and exchange rate differences	1

Balance as of December 31	45

Summary of Carrying Value of Investments in Equity-Accounted Investees

The total carrying value of investments in equity-accounted investees is summarized as follows:

	2012		2011
	Shareholding %	Amount	Shareholding %	Amount
ASMC	27	17	27	14
ASEN	40	28	40	23
Trident	—	—	57	—

		45		37

Trident Microsystems, Inc., [Member]
Condensed Consolidated Statements of Operations

Trident’s 2011 condensed consolidated statements of operations (unaudited) are presented below:

($ in thousands)	For the year ended December 31, 2011
Net revenues	298,349
Cost of revenues	(233,920)

Gross profit	64,429
Research and development expenses	(138,972)
Selling, general and administrative expenses	(65,263)
Goodwill impairment	—
Restructuring charges	(10,042)

Operating loss	(149,848)
Gain (loss) on investment	2,098
Gain on acquisition	—
Interest and other income (expense), net	5,089

Loss before income taxes	(142,661)
Provision for income taxes	(7,689)

Net loss	(150,350)

Condensed Consolidated Balance Sheets

Trident’s 2011 condensed consolidated balance sheets (unaudited) are presented below:

($ in thousands)	December 31, 2011
Cash and cash equivalents	54,208
Accounts receivable, net	25,998
Accounts receivable from related parties	2,713
Inventories	12,783
Note receivable from related party	20,884
Prepaid expenses and other current assets	11,005

Total current assets	127,591
Property and equipment, net	9,236
Intangible assets, net	43,913
Long-term receivable from related party	—
Other assets	21,148

Total assets	201,888

Accounts payable	13,152
Accounts payable to related parties	23,395
Accrued expenses and other current liabilities	49,857
Income taxes payable	3,085

Total current liabilities	89,489
Long-term income taxes payable	23,471
Deferred income tax liabilities	301
Other long-term liabilities	7,878

Total liabilities	121,139
Common stock	183
Additional paid-in capital	441,614
Accumulated deficit	(361,048)

Total stockholders’ equity	80,749

Total liabilities and stockholders’ equity	(201,888)

Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information

Detailed information by segment for the years 2012, 2011 and 2010 is presented in the following tables.

Segments	Revenue	Research and development	Operating income (loss)	Operating income (loss) as a % of revenue	Results relating to equity-accounted investees
2012
HPMS	3,282	539	527	16.1	—
SP	832	43	37	4.4	—
Manufacturing Operations	211	1	(36)	(17.1)	—
Corporate and Other (1)	33	45	(116)	N.M.	(27)

	4,358	628	412	9.5	(27)
2011
HPMS	2,906	554	339	11.7	—
SP	925	37	141	15.2	—
Manufacturing Operations	316	—	(60)	(19.0)	—
Corporate and Other (1)	47	44	(63)	N.M.	(77)

	4,194	635	357	8.5	(77)
2010
HPMS	2,846	454	387	13.6	—
SP	848	32	91	10.7	—
Manufacturing Operations	525	18	(57)	(10.9)	—
Corporate and Other (1)	136	48	(117)	N.M.	(86)
Divested Home activities	47	16	(31)	(66.0)	—

	4,402	568	273	6.2	(86)

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Assets and Liabilities by Segment

Certain assets of the Company have been used jointly or managed at Corporate level. Arithmetical allocation of these assets to the various businesses is not deemed to be meaningful and as such total assets by segment has been omitted. Instead, inventories by segment are included.

Segments	Inventories	Long-lived assets 1)	Total liabilities excl. debt	Gross capital expenditures property, plant and equipment	Depreciation property, plant and equipment (2)
2012
HPMS	388	2,248	300	12	12
SP	182	706	102	11	26
Manufacturing Operations	145	1,041	666	200	163
Corporate and Other (3)	—	317	595	28	46

	715	4,312	1,663	251	247
2011
HPMS	340	2,390	258	14	13
SP	161	760	152	17	41
Manufacturing Operations	117	1,014	489	162	179
Corporate and Other (3)	—	301	557	28	57

	618	4,465	1,456	221	290
2010
HPMS	240	2,670	313	15	13
SP	136	828	127	15	35
Manufacturing Operations	137	1,055	748	209	220
Corporate and Other (3)	—	396	599	19	91
Divested Home activities	—	—	—	—	—

	513	4,949	1,787	258	359
Discontinued operations			80

			1,867

(1)	Long-lived assets include property, plant and equipment, goodwill and identified intangible fixed assets.
(2)	Excluding additional write down of property classified as held for sale (2010: $30 million).
(3)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Goodwill Assigned to Segments

Goodwill assigned to segments	Cost at January 1, 2012	Acquisitions	Divestments	Translation differences and other changes	Cost at December 31, 2012
HPMS	1,785	11	(7)	32	1,821
SP	305	—	—	6	311
Manufacturing Operations	316	—		5	321
Corporate and Other (1)	48	—	(1)	2	49

	2,454	11	(8)	45	2,502

	Accumulated impairment at January 1, 2012	Divestments	Impairment	Translation differences and other changes	Accumulated impairment at December 31, 2012
HPMS	(175)	2	—	(3)	(176)
SP	—	—	—	—	—
Manufacturing Operations	—	—	—	—	—
Corporate and Other (1)	(48)	—	—	(1)	(49)

	(223)	2	—	(4)	(225)

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Geographical Segment Report

Geographical Information

Main countries	Total revenue	Property, plant and equipment	Gross capital expenditures property, plant and equipment	Depreciation property, plant and equipment
2012
China	1,699	131	43	31
Netherlands	94	180	22	43
Taiwan	112	80	32	23
United States	303	8	2	3
Singapore	436	226	58	47
Germany	447	88	17	26
South Korea	238	—	—	—
Other countries	1,029	357	77	74

	4,358	1,070	251	247
2011
China	1,514	120	40	32
Netherlands	123	187	23	60
Taiwan	80	70	18	25
United States	329	9	2	3
Singapore	383	229	64	45
Germany	508	96	17	41
South Korea	216	—	—	—
Other countries	1,041	352	57	84

	4,194	1,063	221	290
2010
China	1,496	112	33	31
Netherlands	126	232	12	98
Taiwan	115	81	29	25
United States	337	34	4	6
Singapore	480	210	62	53
Germany	434	109	19	30
South Korea	202	—	—	—
Other countries	1,212	386	99	116

	4,402	1,164	258	359

Basis of Presentation - Additional Information (Detail) (USD $)	1 Months Ended				12 Months Ended
	Mar. 31, 2011	Aug. 31, 2010	Aug. 02, 2010	Aug. 02, 2006	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage for sale of Philips semiconductor business				80.10%
Reverse stock split of shares of common stock			1-for-20
Issuance of common stock initial public offering shares		34,000,000				34,000,000
Number of common stock offered	30,000,000
Common stock offering price per share	$ 30
Purchase of additional common stock shares offered					4,431,000
Common stock shares outstanding			4,305,030,000
Adjusted common stock shares to reflect reverse stock-split			215,251,500			249,251,500
Total shares authorized							1,076,257,500
Common stock, Authorized shares					430,503,000		430,503,000
Common stock, issued and outstanding shares					251,751,500		251,751,500
Preferred stock, shares authorized					645,754,500		645,754,500

Significant Accounting Policies - Exchange Rates for Euros into U.S. Dollars Applicable for Translation of NXP's Financial Statements (Detail)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Period End [Member]
Financial Statement Details [Line Items]
Exchange rates for euros into U.S. dollars	1.319		1.2938		1.337
Average [Member]
Financial Statement Details [Line Items]
Exchange rates for euros into U.S. dollars	1.2887	[1]	1.3908	[1]	1.3326	[1]
High [Member]
Financial Statement Details [Line Items]
Exchange rates for euros into U.S. dollars	1.2238		1.2938		1.2183
Low [Member]
Financial Statement Details [Line Items]
Exchange rates for euros into U.S. dollars	1.3347		1.4531		1.4402

[1]	The average rates are the average rates based on monthly quotations.

Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Line Items]
Attributable to hedged risk, range minimum	80.00%
Attributable to hedged risk, range maximum	125.00%
Percentage of income tax benefit recognized	50.00%
Percentage of fair value of plan assets	10.00%

Supplemental Financial Information - Revenue Composition (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Principal Transaction Revenue [Line Items]
Goods	$ 4,346	$ 4,170	$ 4,392
Patents and licenses	12	24	10
Revenue	$ 4,358	$ 4,194	$ 4,402

Supplemental Financial Information - Depreciation, Amortization and Impairment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Depreciation Amortization Impairment [Line Items]
Depreciation of property, plant and equipment	$ 247	[1]	$ 290	[1]	$ 359	[1]
Impairment of assets held for sale					30
Amortization of internal use software	24		10		14
Amortization of identified intangible assets	262		291		281
Depreciation, amortization and impairment	$ 533		$ 591		$ 684

[1]	Excluding additional write down of property classified as held for sale (2010: $30 million).

Supplemental Financial Information - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment additional write-off	$ 1,000,000	$ 1,000,000	$ 7,000,000
Depreciation of property, plant and equipment resulting from acquisition	11,000,000	10,000,000	21,000,000
Depreciation of property, plant and equipment related to write-downs and impairment charges	2,000,000	6,000,000	21,000,000
Impairment of assets held for sale			30,000,000
Amortization of identified intangible assets	262,000,000	291,000,000	281,000,000
Gain (loss) on foreign exchange differences	(4,000,000)	9,000,000	(20,000,000)
Total interest expense, net	(266,000,000)	(307,000,000)	(318,000,000)
Net gain (loss) on extinguishment of debt	(161,000,000)	(32,000,000)	57,000,000
Gain on sale of securities and other financial assets			8,000,000
Gain (loss) on foreign exchange results	28,000,000	128,000,000	(331,000,000)
Amortization of capitalized debt issuance costs	32,000,000	27,000,000	31,000,000
Interest on capital lease obligations		10,000,000	13,000,000
Net investment in U.S. dollar functional currency	1,700,000,000
F/X result on net investment hedge instruments	26,000,000	(203,000,000)
Cash balance	617,000,000	743,000,000	898,000,000
Dividend distribution	40,000,000	67,000,000	2,000,000
Income taxes receivable current	3,000,000	14,000,000
Portion of finished goods stored at customer locations	20,000,000	15,000,000
Allowance for obsolescence	61,000,000	62,000,000
Property, Plant and Equipment Gross	2,103,000,000	2,065,000,000
Property and equipment, capital leases	12,000,000	18,000,000
Other accrued liabilities	489,000,000	474,000,000
U.S. Dollar-Denominated Notes and Short-Term Loans [Member]
Gain (loss) on foreign exchange results	9,000,000	124,000,000	(307,000,000)
Intercompany Financing Result [Member]
Gain (loss) on foreign exchange results	3,000,000	(7,000,000)	16,000,000
Foreign Currency Cash and Cash Equivalents [Member]
Gain (loss) on foreign exchange results	16,000,000	10,000,000	(43,000,000)
Foreign Currency Contracts [Member]
Gain (loss) on foreign exchange results	(1,000,000)	1,000,000	2,000,000
Foreign Currency Remaining Items [Member]
Gain (loss) on foreign exchange results	1,000,000	0	1,000,000
U.S. Dollar-Denominated Notes [Member] | Net Investment Hedge [Member]
F/X result on net investment hedge instruments	26,000,000	(203,000,000)
Digital Television and Set Top Box [Member]
Loss on disposal of business			(26,000,000)
NuTune [Member]
Loss on disposal of business			(7,000,000)
Other Accrued Liabilities [Member]
Other accrued liabilities	137,000,000	138,000,000
Other Accrued Liabilities [Member] | Legal Settlement [Member]
Other accrued liabilities	50,000,000
Other Accrued Liabilities [Member] | Sale Of Sound Solution Business [Member]
Other accrued liabilities		45,000,000
Virage Logic's Shares [Member]
Gain on sale of securities and other financial assets			7,000,000
SSMC [Member]
Cash balance	288,000,000	261,000,000
Dividend percentage to joint venture	38.80%
Dividend distribution	100,000,000	170,000,000
TSMC [Member]
Dividend distribution	39,000,000	66,000,000
Land [Member]
Property, Plant and Equipment Gross	59,000,000	62,000,000
Land and Buildings [Member] | United States [Member]
Result on disposal of property		(17,000,000)
Equipment [Member] | Netherlands [Member]
Result on disposal of property		5,000,000
Building [Member]
Property, Plant and Equipment Gross	452,000,000	432,000,000
Building [Member] | UK [Member]
Result on disposal of property		2,000,000
Building [Member] | Germany [Member]
Result on disposal of property			5,000,000
Capital leases [Member]
Property and equipment, capital leases	77,000,000	75,000,000
Accumulated depreciation on capital leases	$ 65,000,000	$ 57,000,000

Supplemental Financial Information - Other Income and Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Total other income	$ 30	$ 25	$ 27
Total other expense	(1)	(21)	(43)
Total other income (expense)	29	4	(16)
Gain (Loss) on Disposition of Property, Plant and Equipment [Member]
Component of Operating Other Cost and Expense [Line Items]
income	1	8	8
expense		(18)
Disposal Group Not Discontinued Operation Gain Loss On Disposal [Member]
Component of Operating Other Cost and Expense [Line Items]
income	19
expense			(37)
Other Nonrecurring Income And Expense Other Items [Member]
Component of Operating Other Cost and Expense [Line Items]
income	10	17	19
expense	$ (1)	$ (3)	$ (6)

Supplemental Financial Information - Financial Income and Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Interest income	$ 4	$ 5	$ 2
Interest expense	(270)	(312)	(320)
Total interest expense, net	(266)	(307)	(318)
Net gain (loss) on extinguishment of debt	(161)	(32)	57
Sale of securities and other financial assets			8
Foreign exchange rate results	28	128	(331)
Miscellaneous financing costs/income, net	(38)	(46)	(44)
Total other financial income and expense	(171)	50	(310)
Total	$ (437)	$ (257)	$ (628)

Supplemental Financial Information - Earnings Per Share (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share [Line Items]
Income (loss) from continuing operations	$ (53)		$ 2		$ (465)
Less: Net income (loss) attributable to non-controlling interests	63		46		50
Income (loss) from continuing operations attributable to stockholders	(116)		(44)		(515)
Income (loss) from discontinued operations attributable to stockholders	1		434		59
Net income (loss) attributable to stockholders	$ (115)		$ 390		$ (456)
Weighted average number of shares outstanding (after deduction of treasury shares) during the year (in thousands):
Weighted average number of shares outstanding (after deduction of treasury shares), Basic and diluted	248,064		248,812		229,280
Basic and diluted EPS attributable to stockholders in $:
Income (loss) from continuing operations	$ (0.46)	[1]	$ (0.17)	[1]	$ (2.25)	[1]
Income (loss) from discontinued operations			$ 1.74	[1]	$ 0.26	[1]
Net income (loss)	$ (0.46)	[1]	$ 1.57	[1]	$ (1.99)	[1]

[1]	In 2012, 32,394,794 securities (2011: 27,789,634 securities; 2010: 24,350,650 securities) that could potentially dilute basic EPS were not included in the computation of dilutive EPS because the effect would have been anti-dilutive for the periods presented.

Supplemental Financial Information - Earnings Per Share (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earning per share amount	32,394,794	27,789,634	24,350,650

Supplemental Financial Information - Receivables, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable from third parties	$ 463	$ 425
Allowance for doubtful accounts	(4)	(4)
Accounts receivable from equity-accounted investees (net)		20
Other receivables	51	38
Accounts receivable	$ 510	$ 479

Supplemental Financial Information - Inventories, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory [Line Items]
Raw materials	$ 70	$ 69
Work in process	515	415
Finished goods	130	134
Inventory net	$ 715	$ 618	$ 513

Supplemental Financial Information - Property, Plant and Equipment, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Building [Member]	Dec. 31, 2011 Building [Member]	Dec. 31, 2012 Building [Member] Minimum [Member]	Dec. 31, 2012 Building [Member] Maximum [Member]	Dec. 31, 2012 Machinery and Installations [Member]	Dec. 31, 2011 Machinery and Installations [Member]	Dec. 31, 2012 Machinery and Installations [Member] Minimum [Member]	Dec. 31, 2012 Machinery and Installations [Member] Maximum [Member]	Dec. 31, 2012 Other Equipment [Member]	Dec. 31, 2011 Other Equipment [Member]	Dec. 31, 2012 Other Equipment [Member] Minimum [Member]	Dec. 31, 2012 Other Equipment [Member] Maximum [Member]	Dec. 31, 2012 Prepayments and Construction in Progress [Member]	Dec. 31, 2011 Prepayments and Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)								9 years	50 years			2 years	7 years			1 year	5 years
Property, plant and equipment, gross	$ 2,103	$ 2,065		$ 59	$ 62	$ 452	$ 432			$ 1,338	$ 1,332			$ 186	$ 185			$ 68	$ 54
Less accumulated depreciation	(1,033)	(1,002)
Property, plant and equipment, net of accumulated depreciation	$ 1,070	$ 1,063	$ 1,164

Supplemental Financial Information - Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	$ 489	$ 474
Payroll and Related Benefits [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	193	143
Pension-Related Benefits [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	21	21
Utilities, Rent and Other [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	28	17
Income Tax Payable [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	29	36
Deferred tax liabilities [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	4	1
Liability for unrecognized tax benefits [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities		6
Communication and IT Costs (Including Accruals Related to EDA Contracts) [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	25	10
Distribution Costs [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	9	7
Sales-Related Costs [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	12	13
Purchase-Related Costs [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	4	5
Interest Accruals [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	25	74
Derivative Instruments - Liabilities [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	2	3
Other Accrued Liabilities [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	$ 137	$ 138

Supplemental Financial Information - Accumulated Other Comprehensive Income (Loss), Net of Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Loss [Line Items]
Net investment hedge, beginning balance	$ (203)
Net investment hedge , other comprehensive income (loss)	18	(203)
Net investment hedge, ending balance	(185)	(203)
Currency translation differences, beginning balance	504	525	367
Currency translation differences, other comprehensive income (loss)	10	(21)	158
Currency translation differences, ending balance	514	504	525
Net actuarial gain/(losses), beginning balance	22	13	32
Net actuarial gain/(losses), other comprehensive income (loss)	(51)	7	(19)
Net actuarial gain/(losses), ending balance	(29)	22	13
Accumulated Other Comprehensive Income (loss), beginning balance	323	538	399
Accumulated Other Comprehensive Income (loss), Other comprehensive income (loss)	(23)	(215)	139
Accumulated Other Comprehensive Income (loss), ending balance	$ 300	$ 323	$ 538

Supplemental Financial Information - Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash paid during the period for:
Interest	$ 292	$ 301	$ 278
Income taxes	28	25	19
Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	31	30	6
Book value of these assets	(12)	(40)	(142)
Non-cash gains (losses)	1		115
Net gain (loss) on sale of assets	20	(10)	(21)
Other items:
Value adjustments/impairment financial assets			(4)
Non-cash interest cost due to applying effective interest method	22	18	15
Others			(7)
Other items	22	18	4
Trident Shares [Member]
Non-cash investing information:
Non-cash investing information			177
Others [Member]
Non-cash investing information:
Non-cash investing information	$ 3

Fair Value of Financial Assets and Liabilities - Summary of Estimated Fair Value and Carrying Amount of Financial Instruments Measured on Recurring Basis (Detail) (USD $)
In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Liabilities:
Short-term debt	$ (307)		$ (52)
Long-term debt	(3,185)		(3,747)		(4,128)
Carrying Amount [Member] | Level II [Member]
Assets:
Other financial assets	18		17
Derivative instruments-assets	1		2
Liabilities:
Short-term debt	(42)		(52)
Long-term debt	(608)	[1]	(606)	[1]
Other long-term debt	(245)		(19)
Derivative instruments-liabilities	(2)		(3)
Carrying Amount [Member] | Level I [Member]
Liabilities:
Short-term debt	(265)
Long-term debt	(2,332)		(3,122)
Estimated Fair Value [Member] | Level II [Member]
Assets:
Other financial assets	18		17
Derivative instruments-assets	1		2
Liabilities:
Short-term debt	(42)		(52)
Long-term debt	(635)	[1]	(609)	[1]
Other long-term debt	(245)		(19)
Derivative instruments-liabilities	(2)		(3)
Estimated Fair Value [Member] | Level I [Member]
Liabilities:
Short-term debt	(267)
Long-term debt	$ (2,453)		$ (3,296)

[1]	Represent bonds which are privately held (floating rate secured notes 2016).

Debt - Schedule of Short-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Standby Letters of Credit [Line Items]
Other short-term bank borrowings	$ 36	$ 35
Current portion of long-term debt	271	17
Total	$ 307	$ 52

Debt - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended						12 Months Ended			1 Months Ended					1 Months Ended			12 Months Ended							12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Oct. 24, 2012 2017 Revolving Credit Facility [Member] USD ($)	Oct. 24, 2012 2017 Revolving Credit Facility [Member] EUR (€)	Oct. 29, 2012 2017 Revolving Credit Facility [Member] USD ($)	Oct. 29, 2012 2017 Revolving Credit Facility [Member] EUR (€)	Apr. 27, 2012 2017 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 2017 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Fixed rate notes [Member]	Dec. 31, 2012 Floating rate notes [Member]	Dec. 31, 2012 Secured debt [Member]	Feb. 16, 2012 2019 Term Loan [Member] USD ($)	Feb. 16, 2012 U.S. dollar-denominated 9 1/2% Senior Notes due October 2015 [Member] USD ($)	Feb. 16, 2012 Euro-denominated 8 5/8 % Senior Notes due October 2015 [Member] EUR (€)	Dec. 31, 2012 Euro denominated Super Priority Notes 2013 [Member] EUR (€)	Dec. 31, 2012 USD denominated Super Priority Notes 2013 [Member] USD ($)	Dec. 10, 2012 2020 Term Loan [Member] USD ($)	Dec. 10, 2012 U.S. dollar-denominated 9 3/4% Senior Notes due August 2018 [Member] USD ($)	Dec. 31, 2012 U.S. dollar denominated Senior Secured Notes Due 2018 [Member] USD ($)	Dec. 31, 2012 Per Term Loan [Member] USD ($)	Dec. 31, 2012 Euro [Member]	Dec. 31, 2012 U.S. dollar [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Denominated Revolving Credit Facilities [Member] USD ($)	Dec. 31, 2012 Denominated Revolving Credit Facilities [Member] EUR (€)	Dec. 31, 2012 Floating Rate Senior Secured Notes due 2013 [Member] EUR (€)	Dec. 31, 2012 Floating Rate Senior Secured Notes Due 2013 [Member] USD ($)	Dec. 31, 2012 Floating Rate Secured Notes Due 2016 [Member] USD ($)	Dec. 31, 2012 Floating Rate Senior Secured Term Loan Due 2017 [Member] LIBOR Plus 3.25%[Member] USD ($)	Dec. 31, 2012 Floating Rate Senior Secured Term Loan Due 2017 [Member] LIBOR Plus 4.25% [Member] USD ($)	Dec. 31, 2012 Covenant Term Loan One Due in 2017 [Member] LIBOR Plus 4.25% [Member]	Dec. 31, 2012 Floating Rate Senior Secured Term Loan Due 2019 [Member] USD ($)	Dec. 31, 2012 Covenant Term Loan One Due In 2019 [Member]	Dec. 31, 2012 Floating Rate Senior Secured Term Loan Due 2020 [Member] USD ($)	Dec. 31, 2012 Covenant Term Loan One Due In 2020 [Member]
Debt Instrument [Line Items]
Other short-term bank borrowings	$ 36	$ 35
Weighted average interest rate	3.60%	4.40%
Percentage of total notes										13.00%	87.00%											6.00%	94.00%
Maturity period of notes																								1 year	8 years
Remaining tenor of debt	4 years 8 months 12 days	4 years 8 months 12 days										4 years 8 months 12 days
Total long-term debt	3,185	3,747	4,128
Decrease in debt instrument	562													510	203				500
Gain (loss) on extinguishment of debt	(161)	(32)	57
Principal amount	3,470	3,033											475					500		422								142	58	616	491	494		471		500
Term Loan issued price, percentage of par													98.50%					99.50%
Debt instrument maturity date													Mar 19, 2019					Jan 11, 2020
Term Loan issued at fair value													468					498
Cash in hand													52					12
Current coupon rate - fixed														9.50%	8.63%				9.75%	9.75%								2.75%			1.25%		1.25%		1.25%		1.25%
Call premiums paid													36					86
Accrued interest paid													31					18
Revolving Credit Facility additional amount						155	120	330
Revolving Credit facility, outstanding amount									230
Revolving Credit facility				818	620																					818	620
Revolving Credit Agreement expire date				Mar 1, 2017	Mar 1, 2017
Principal amount																29	221
Revolving Credit Facility draw - down amount																		100
Debt issuance costs																		6
Interest rate terms																												Three-month EURIBOR plus 2.75%	Three-month LIBOR plus 2.75%	Three-month LIBOR plus 5.5%	LIBOR plus 3.25%	LIBOR plus 4.25%		LIBOR plus 4%		LIBOR plus 3.50%
Annual repayment of Term Loan	$ 20																				$ 5

Debt - Schedule of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Average rate of interest	5.40%	7.40%
Amount outstanding	$ 3,456	$ 3,764
Due in 2013	271	17
Due after 2013	3,185	3,747	4,128
Due after 2017	1,336	1,846
Average remaining term (in years)	4 years 8 months 12 days	4 years 8 months 12 days
Euro [Member]
Debt Instrument [Line Items]
Range of interest rates	3.00%
Average rate of interest	3.00%
Amount outstanding	187	476
Due in 2013	187
Average remaining term (in years)	9 months 18 days
U.S. dollar [Member]
Debt Instrument [Line Items]
Average rate of interest	5.80%
Amount outstanding	3,018	3,262
Due in 2013	78
Due after 2013	2,940
Due after 2017	1,336
Average remaining term (in years)	5 years
U.S. dollar [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates	3.10%
U.S. dollar [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates	9.80%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Range of interest rates	2.70%
Average rate of interest	2.70%
Amount outstanding	230
Due after 2013	230
Average remaining term (in years)	4 years 2 months 12 days
Bank Borrowings [Member]
Debt Instrument [Line Items]
Range of interest rates	2.00%
Average rate of interest	2.00%
Amount outstanding	5	4
Due after 2013	5
Average remaining term (in years)	2 years
Capital leases [Member]
Debt Instrument [Line Items]
Average rate of interest	5.80%
Amount outstanding	16	22
Due in 2013	6
Due after 2013	$ 10
Average remaining term (in years)	2 years
Capital leases [Member] | Minimum [Member]
Debt Instrument [Line Items]
Range of interest rates	2.60%
Capital leases [Member] | Maximum [Member]
Debt Instrument [Line Items]
Range of interest rates	13.80%

Debt - Long-Term Debt at Book Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 271	$ 17
2014	28
2015	25
2016	629
2017	1,167
Due after 5 years	1,336	1,846
Amount outstanding	$ 3,456	$ 3,764

Other Financial Instruments, Derivatives and Currency Risk - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Net investment in U.S. dollar functional currency	$ 1,700,000,000
F/X result on net investment hedge instruments	26,000,000	(203,000,000)
Amount resulting from ineffectiveness of net investment hedge accounting recognized	0	0
Fair value of derivative assets	1,000,000	2,000,000
Fair value of derivative liabilities	1,000,000	3,000,000
Long-term debt	3,185,000,000	3,747,000,000	4,128,000,000
Percentage of increased interest rate related to long-term debt	1.00%
Increase in interest expense for every percentage increase in interest rate	12,000,000
Percentage of decreased interest rate related to long-term debt	1.00%
Decrease in interest expense for every percentage decrease in interest rate	3,000,000
Notional value of future contracts	$ 1,000,000

Other Financial Instruments, Derivatives and Currency Risk - Summary of Outstanding Notes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 U.S. dollar denominated Senior Secured Notes Due 2018 [Member] USD ($)	Dec. 31, 2012 Floating Rate Secured Notes Due 2016 [Member] USD ($)	Dec. 31, 2012 Floating Rate Senior Secured Notes due 2013 [Member] EUR (€)	Dec. 31, 2012 Floating Rate Secured Notes 2013 [Member] USD ($)	Dec. 31, 2012 Floating Term Loan Due 2017 [Member] USD ($)	Dec. 31, 2012 Floating Term Loan Due 2017 [Member] USD ($)	Dec. 31, 2012 Floating Revolving Credit Facility Due 2017 [Member] USD ($)	Dec. 31, 2012 Floating Term Loan Due 2019 [Member] USD ($)	Dec. 31, 2012 Covenant Term Loan Due In 2020 [Member] USD ($)
Principal amount - fixed	$ 422
Principal amount - variable		$ 616	€ 142	$ 58	$ 491	$ 494	$ 230	$ 471	$ 500
Current coupon rate - fixed	9.75%
Current coupon rate - variable		5.81%	2.96%	3.09%	4.50%	5.50%	2.71%	5.25%	4.75%
Maturity date	2018	2016	2013	2013	2017	2017	2017	2019	2020

Identified Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net of accumulated amortization and impairments	$ 965	$ 1,171
Expected weighted average remaining life of identified intangibles	6 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Expected weighted average remaining life of identified intangibles	2 years

Identified Intangible Assets - Summary of Intangible Assets, Net of Accumulated Amortization and Impairments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross	$ 2,611	$ 2,536
Accumulated amortization and impairments	(1,646)	(1,365)
Marketing-Related [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	18	18
Accumulated amortization and impairments	(16)	(16)
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	427	411
Accumulated amortization and impairments	(177)	(143)
Technology-Based [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	2,053	2,044
Accumulated amortization and impairments	(1,383)	(1,156)
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	2,498	2,473
Accumulated amortization and impairments	(1,576)	(1,315)
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	113	63
Accumulated amortization and impairments	$ (70)	$ (50)

Identified Intangible Assets - Schedule of Estimated Amortization Expense for Identified Intangible Assets (Detail) (Other Identified Intangible Assets [Member], USD $)
In Millions, unless otherwise specified	Dec. 31, 2012
Other Identified Intangible Assets [Member]
Schedule Of Estimated Future Amortization Expense [Line Items]
2013	$ 232
2014	153
2015	132
2016	127
2017	$ 113

Identified Intangible Assets - Schedule of Estimated Amortization Expense for Software (Detail) (Software [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Software [Member]
Schedule Of Estimated Future Amortization Expense [Line Items]
2013	$ 21
2014	20
2015	2
2016
2017

Goodwill - Schedule of Changes in Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning balance, Cost	$ 2,454	$ 2,529
Beginning balance, Accumulated impairment	(223)	(230)
Beginning balance, Book value	2,231	2,299
Changes in book value:
Acquisitions	11
Divestments	(6)
Translation differences	41	(68)
Total changes	46	(68)
Ending balance, Cost	2,502	2,454
Ending balance, Accumulated impairment	(225)	(223)
Ending balance, Book value	$ 2,277	$ 2,231

Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill impairment charges	$ 0	$ 0

Postretirement Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 German, Swiss and Philippine [Member]	Dec. 31, 2012 Insurance Company [Member]	Dec. 31, 2012 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2011 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2010 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2012 Increase [Member]	Dec. 31, 2012 Decrease [Member]	Dec. 31, 2012 PME Multi-Employer Plan [Member] Participant Companies	Dec. 31, 2013 PME Multi-Employer Plan [Member] Subsequent Event [Member]	Apr. 01, 2013 PME Multi-Employer Plan [Member] Subsequent Event [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of companies											1,250
Number of participants											630,000
Actual coverage ratio											93.90%
Target coverage ratio												104.30%
Percentage of reduction in pension rights													5.10%
Contribution rate											26.50%	27.00%
Amount included in statement of operations	$ 84	$ 90	$ 83
Defined contribution plans	19	16	15
PME multi-employer plans	47	54	48
Total cost of defined-benefit plans	18	20	20
Ongoing cost	20	21	20
Gain on curtailments and settlements	2	1	1
Increase (decrease) of discount rate									1.00%	1.00%
Increase (decrease) in net periodic pension cost									2	2
Estimated net actuarial loss (gain)	1
Estimated prior service cost
Pension plan assets	162			149
Remaining pension plan assets	13				4
Expected cash contributions for pension	84
Employer contribution to defined-benefit pension plans	4
Employer contribution to defined contribution pension plans	22
Employer contribution to multi-employer plans	49
Expected cash payments to unfunded plans	9
Postretirement benefits other than pensions expense						1	1	1
Accumulated postretirement benefit obligation other than pensions						$ 9	$ 7

Postretirement Benefit Plans - Summary of PME Multi-Employer Plan (Detail) (PME Multi-Employer Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Employees	Dec. 31, 2011 Employees	Dec. 31, 2010 Employees
PME Multi-Employer Plan [Member]
Multiemployer Plans [Line Items]
NXP's contributions to the plan	$ 53	$ 59	$ 53
(including employees' contributions)	$ 4	$ 2	$ 2
Average number of NXP's active employees participating in the plan	3,229	3,256	3,537

Postretirement Benefit Plans - Summary of PME Multi-Employer Plan (Parenthetical) (Detail) (PME Multi-Employer Plan [Member])	12 Months Ended
Dec. 31, 2012
PME Multi-Employer Plan [Member]
Multiemployer Plans [Line Items]
Percentage of total contribution	5.00%

Postretirement Benefit Plans - Summary of Changes in Pension Benefit Obligations and Defined-Benefit Pension Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	$ 11	$ 12	$ 12
Interest cost	14	15	15
Fair value of plan assets at end of year	162
Projected Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation at beginning of year	342	347
Additions		3
Service cost	11	12
Interest cost	14	15
Actuarial (gains) and losses	60	(5)
Curtailments and settlements	(2)	(6)
Plan amendments		(1)
Benefits paid	(18)	(13)
Exchange rate differences	12	(10)
Projected benefit obligation at end of year	419	342
Plan Assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets at beginning of year	147	148
Actual return on plan assets	14	10
Employer contributions	14	13
Curtailments and settlements		(6)
Benefits paid	(18)	(13)
Exchange rate differences	5	(5)
Fair value of plan assets at end of year	162	147
Funded Plans with Assets Less than Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded status	(257)	(195)
Classification Of Funded Status [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prepaid pension cost within other non-current assets	13	25
Accrued pension cost within other non-current liabilities	(260)	(211)
Accrued pension cost within accrued liabilities	(10)	(9)
Funded status	(257)	(195)
Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated benefit obligations	364	299
Plans with Assets Less Than Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	24	22
Accumulated benefit obligations	65	60
Projected benefit obligations	85	79
Accumulated benefit obligations	174	140
Projected benefit obligations	194	153
Accumulated Other Comprehensive Income (Loss) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total AOCI at beginning of year	(30)	(21)
Net actuarial loss (gain)	52	(9)
Prior service cost (credit)		(1)
Exchange rate differences		1
Total AOCI at end of year	22	(30)
Changes in Accumulated Other Comprehensive Income (Before Tax) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total net actuarial loss (gain) at beginning of year	(30)	(22)
Net actuarial loss (gain)	52	(9)
Net actuarial (loss) gain recognized in income during the year
Exchange rate difference		1
Total net actuarial loss (gain) at end of year	22	(30)
Prior Service Cost (Credit) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total prior service cost (credit) at beginning of year		1
Prior service cost (credit)		(1)
Total prior service cost (credit) at end of year		$ 0

Postretirement Benefit Plans - Summary of Weighted Average Assumptions Used to Calculate Projected Benefit Obligations (Detail)	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	3.50%	4.40%
Rate of compensation increase	2.40%	3.10%

Postretirement Benefit Plans - Summary of Weighted Average Assumptions Used Calculate Net Periodic Pension Cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.40%	4.30%	4.80%
Expected returns on plan assets	4.10%	4.20%	4.30%
Rate of compensation increase	3.10%	3.10%	3.00%

Postretirement Benefit Plans - Components of Net Periodic Pension Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 11	$ 12	$ 12
Interest cost on the projected benefit obligation	14	15	15
Expected return on plan assets	(6)	(6)	(6)
Amortization of prior service cost
Amortization of net (gain) loss			(1)
Curtailments & settlements	(2)	(1)	(1)
Other	1		1
Net periodic cost	$ 18	$ 20	$ 20

Postretirement Benefit Plans - Summary of Actual Pension Plan Asset Allocation (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Plan Asset Allocation [Line Items]
Actual benefit plan asset allocation	100.00%	100.00%
Equity securities [Member]
Plan Asset Allocation [Line Items]
Actual benefit plan asset allocation	26.00%	21.00%
Debt securities [Member]
Plan Asset Allocation [Line Items]
Actual benefit plan asset allocation	58.00%	64.00%
Insurance contracts [Member]
Plan Asset Allocation [Line Items]
Actual benefit plan asset allocation	3.00%	4.00%
Other [Member]
Plan Asset Allocation [Line Items]
Actual benefit plan asset allocation	13.00%	11.00%

Postretirement Benefit Plans - Classification of Pension Plan Assets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Level I [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	$ 36	$ 25
Level I [Member] | Equity securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	3	1
Level I [Member] | Debt securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	20	17
Level I [Member] | Other [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	13	7
Level II [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	110	105
Level II [Member] | Equity securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	38	29
Level II [Member] | Debt securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	68	71
Level II [Member] | Other [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	4	5
Level III [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	3	4
Level III [Member] | Equity securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Level III [Member] | Debt securities [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets
Level III [Member] | Other [Member]
Major Funded Pension Plans Postretirement And Other Employee Benefits [Line Items]
Fair value of plan assets	$ 3	$ 4

Postretirement Benefit Plans - Summary of Estimated Future Pension Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan, Expected Future Benefit Payments [Line Items]
2013	$ 16
2014	13
2015	15
2016	14
2017	14
Years 2018-2022	$ 95

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Property, plant, or equipment held under lease agreements		$ 12	$ 18
Long-term operating lease commitments		153	171
Long-term operating lease commitments expiration		Expire at various dates during the next 30 years
Rent expense		54	51	60
Maximum commitment		18
Purchase commitment expiration		2015
Accrued legal fees		59	15
Award from legal dispute	59
Range of possible loss, minimum		0
Range of possible loss, maximum		$ 26

Commitments and Contingencies - Schedule of Future Minimum Lease Payments for Operating Leases and Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Operating And Capital Leases Future Minimum Payments Due [Line Items]
2013	$ 30
2014	29
2015	27
2016	18
2017	12
Thereafter	37
Total future minimum leases payments	153	171
2013	7
2014	7
2015	2
2016	1
2017	1
Thereafter
Total future minimum leases payments	18
Less: amount representing interest	2
Present value of future minimum lease payments	$ 16

Stockholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Aug. 31, 2010	Aug. 02, 2010 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)
Class of Stock [Line Items]
Reverse stock split of shares of common stock				1-for-20
Common stock shares, outstanding				4,305,030,000
Adjusted common stock shares to reflect reverse stock split				215,251,500
Capital stock, authorized shares						1,076,257,500	1,076,257,500
Common stock, Authorized shares						430,503,000	430,503,000
Preferred stock, shares authorized						645,754,500	645,754,500
Shares issued under initial public offering			34,000,000		34,000,000
Price per share issued under initial public offering				$ 14
Net proceeds from initial public offering after deducting underwriting discounts and commissions and offering expenses				$ 448	$ 448
Initial public offering cost					28
Adjusted common stock shares to reflect reverse stock-split				215,251,500	249,251,500
Additional shares of common stock	1,000,000	1,500,000
Common stock, issued and paid						251,751,500	251,751,500
Common stock, par value						€ 0.2	€ 0.2
Nominal stock capital						€ 50	€ 50

Stockholders' Equity - Schedule of Transactions from Employee Option and Share Plans (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity, Class of Treasury Stock [Line Items]
Total shares in treasury at beginning of year	3,915,144
Total cost	$ 57
Shares acquired under repurchase program	1,843,694
Average price in $ per share	$ 21.7
Amount paid	40	57
Shares delivered	3,032,838
Average price in $ per share	$ 12.97
Amount received	15
Total shares in treasury at end of year	2,726,000	3,915,144
Total cost	$ 58	$ 57

Related-party Transactions - Additional Information (Detail) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 07, 2010 Philips Pension Trustees Limited [Member]	Dec. 31, 2012 PPTL Investment LP [Member] Transactions
Related Party Transaction [Line Items]
Annual advisory fee	$ 25,000
Aggregate amount of advisory fee	$ 125,000
Common stock purchased		42,715,650	22,141,217
Number of transactions involved during acquisition			6

Related-party Transactions - Schedule of Amounts Related to Revenue and Expenses Incurred in Transactions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Revenue	$ 33	$ 133	$ 292
Purchase of goods and services	$ 204	$ 137	$ 139

Related-party Transactions - Schedule of Amounts Related to Accounts Receivable and Payable Balances with Related Parties (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Receivables (net)		$ 20
Payables	$ 30	$ 38

Share-based Compensation - Schedule of Share-based Compensation Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 52	$ 31	$ 12
Cost of revenue [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	2	1	1
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	5	2
Selling, general and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 45	$ 28	$ 11

Share-based Compensation - Additional Information (Detail)	1 Months Ended	12 Months Ended																								12 Months Ended			12 Months Ended
	May 31, 2009 Employees	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Equity Rights [Member] USD ($)	Dec. 31, 2011 Equity Rights [Member]	Dec. 31, 2012 Post-IPO Plan [Member] USD ($)	Dec. 31, 2011 Post-IPO Plan [Member] USD ($)	Dec. 31, 2010 Post-IPO Plan [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Stock Options [Member]	Dec. 31, 2012 Post-IPO Plan [Member] Performance Share Units [Member] USD ($)	Dec. 31, 2011 Post-IPO Plan [Member] Performance Share Units [Member] USD ($)	Dec. 31, 2010 Post-IPO Plan [Member] Performance Share Units [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2011 Post-IPO Plan [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2010 Post-IPO Plan [Member] Restricted Share Units [Member] USD ($)	Dec. 31, 2012 Pre-IPO Plans [Member] USD ($)	Dec. 31, 2012 Pre-IPO Plans [Member] EUR (€)	Dec. 31, 2011 Pre-IPO Plans [Member] USD ($)	Dec. 31, 2010 Pre-IPO Plans [Member] USD ($)	Dec. 31, 2010 Pre-IPO Plans [Member] EUR (€)	Dec. 31, 2009 Pre-IPO Plans [Member] EUR (€)	Dec. 31, 2011 Pre-IPO Plans [Member] EUR (€)	Apr. 05, 2011 Pre-IPO Plans [Member]	Dec. 31, 2012 Pre-IPO Plans [Member] Minimum [Member]	Dec. 31, 2012 Pre-IPO Plans [Member] Maximum [Member]	Feb. 07, 2013 Pre-IPO Plans [Member] Subsequent Event [Member] EUR (€)	Dec. 31, 2012 Pre-IPO Plans [Member] Stock Options [Member]	Dec. 31, 2012 Pre-IPO Plans [Member] Equity Rights [Member]	Dec. 31, 2011 Pre-IPO Plans [Member] Equity Rights [Member]	Dec. 31, 2012 Revised Stock Option [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life								6 years 3 months																		3 years	4 years 3 months
Risk-free interest rate, minimum								0.80%	1.20%									4.10%	4.10%
Risk-free interest rate, maximum								1.30%	2.78%									1.60%	1.60%
Risk-free interest rate										1.67%
Expected dividend payments								$ 0
Volatility rate								45.00%
Requisite service period											4 years	3 years			3 years														4 years
Charges for plan								44,000,000	17,000,000	2,000,000								8,000,000		14,000,000	10,000,000
Weighted average grant date fair value of stock options								$ 10.44	$ 7.81	$ 6.04												€ 1.2	€ 1.8
Intrinsic value of exercised options								7,000,000	300,000									8,000,000		19,000,000
Amount received on stock options exercised								9,000,000	1,000,000									6,000,000		9,000,000
Number of vested stock options								1,819,243	853,732									2,372,254	2,372,254					2,875,053				5,173,338
Unrecognized compensation cost		1,000,000						64,000,000
Weighted-average period to recognize compensation cost		1 year	1 year					3 years 3 months 18 days	3 years 6 months			1 year 10 months 24 days	2 years 6 months		2 years 4 months 24 days	2 years 6 months
Weighted average grant date fair value of units granted												$ 23.35	$ 17.38	$ 13.27	$ 23.31	$ 17.52	$ 13.27
Number of vested shares												30,311	249,962		849,289	400,835														62,765	444,395
Fair value of vested shares												1,000,000	4,000,000		21,000,000	7,000,000	0
Unrecognized compensation cost												29,000,000	19,000,000		54,000,000	31,000,000
Percentage of common stock hold by Private Equity Consortium		30.00%	30.00%
Exercise price of stock options, lower range			€ 20																€ 2													€ 2
Exercise price of stock options, upper range			€ 50																€ 50													€ 40
Expected asset volatility rate, minimum																		27.00%	27.00%
Expected asset volatility rate, maximum																		38.00%	38.00%
Dividend pay-out ratio
Lack of marketability discounts				26.00%	35.00%
Terminal growth rates		3.00%	3.00%
Weighted average cost of capital		12.40%	12.40%
Number of employees eligible for and affected by the stock option exchange program	120
Exit event exercise period		5 years	5 years
Additional cost due to accelerated exercise		4,000,000				1,000,000
Incremental compensation costs																		$ 8,000,000		$ 6,000,000	$ 6,000,000
Number of vested stock options																		13,603,205	13,603,205					12,194,166
Weighted average exercise price of vested options																			€ 22.96					€ 25.78				€ 14.65
Options under Pre-IPO Plans became exercisable, percentage																									22.00%			38.00%
Options expected to expire as a result of exceeding maximum contractual term																		0	0
Equity rights issued																														0	0
Shares delivered to current employees						381,630																								381,630

Share-based Compensation - Summary of Stock Options and Share Rights and Changes (Detail)	Dec. 31, 2012	Dec. 31, 2012 Pre-IPO Plans [Member] EUR (€)	Dec. 31, 2011 Pre-IPO Plans [Member] EUR (€)	Dec. 31, 2012 Post-IPO Plan [Member] USD ($)	Dec. 31, 2011 Post-IPO Plan [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, Outstanding at January 1	15,114,216	16,128,196	18,050,123	7,366,908	3,749,932
Stock options, Granted				4,972,081	4,045,537
Stock options, Exercised		(544,462)	(1,051,993)	(637,858)	(71,542)
Stock options, Forfeited		(469,518)	(869,934)	(791,017)	(357,019)
Stock options, Outstanding at December 31	15,114,216	15,114,216	16,128,196	10,910,114	7,366,908
Stock options, Exercisable at December 31		2,372,254	2,875,053	1,819,243	853,732
Weighted average exercise price, Outstanding, beginning balance		€ 24.46	€ 23.3	$ 15.49	$ 13.27
Weighted average exercise price, Granted				$ 23.36	$ 17.35
Weighted average exercise price, Exercised		€ 7.65	€ 6.61	$ 14.14	$ 13.27
Weighted average exercise price, Forfeited		€ 21.86	€ 22.08	$ 15.94	$ 13.65
Weighted average exercise price, Outstanding, ending balance		€ 25.14	€ 24.46	$ 19.12	$ 15.49
Weighted average exercise price, Exercisable, ending balance		€ 11.96	€ 12.46	$ 15.05	$ 13.27

Share-based Compensation - Outstanding Options Issued (Detail) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Exercise Price 1 [Member] EUR (€)	Dec. 31, 2012 Exercise Price 2 [Member] EUR (€)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 1 [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 2 [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 3 [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 4 [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 5 [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 6 [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 7 [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 8 [Member] USD ($)	Dec. 31, 2012 Post-IPO Plan [Member] Exercise Price 9 [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Year granted				2012	2012	2012	2012	2011	2011	2011	2011	2010
Exercise price				$ 23.49	$ 22.62	$ 26.32	$ 21.63	$ 25.01	$ 31.81	$ 19.78	$ 16.84	$ 13.27
Shares				4,047,450	197,550	158,930	493,865	86,492	61,040	82,365	3,298,913	2,483,509
Intrinsic value	€ 61	€ 29	€ 32	$ 11	$ 1		$ 2			$ 1	$ 31	$ 32
Weighted average remaining contractual term				9 years 9 months 18 days	9 years 7 months 6 days	9 years 3 months 18 days	9 years 1 month 6 days	8 years 1 month 6 days	8 years 3 months 18 days	8 years 7 months 6 days	8 years 9 months 18 days	7 years 9 months 18 days

Share-based Compensation - Summary of Performance Share Units (Detail) (Post-IPO Plan [Member], Performance Share Units [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Post-IPO Plan [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1	1,487,149	846,819
Shares, Granted	1,171,600	987,225
Shares, Vested	(30,311)	(249,962)
Shares, Forfeited	(219,964)	(96,933)
Shares, Outstanding at December 31	2,408,474	1,487,149	846,819
Weighted average grant date fair value, Outstanding at January 1	$ 16	$ 13.27
Weighted average grant date fair value, Granted	$ 23.35	$ 17.38	$ 13.27
Weighted average grant date fair value, Vested	$ 22.66	$ 13.27
Weighted average grant date fair value, Forfeited	$ 15.28	$ 13.27
Weighted average grant date fair value, Outstanding at December 31	$ 19.55	$ 16	$ 13.27

Share-based Compensation - Summary of Restricted Shares Units (Detail) (Post-IPO Plan [Member], Restricted Share Units [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Post-IPO Plan [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1	2,360,806	1,283,295
Shares, Granted	2,021,918	1,571,236
Shares, Vested	(849,289)	(400,835)
Shares, Forfeited	(233,312)	(92,890)
Shares, Outstanding at December 31	3,300,123	2,360,806	1,283,295
Weighted average grant date fair value, Outstanding at January 1	$ 16.08	$ 13.27
Weighted average grant date fair value, Granted	$ 23.31	$ 17.52	$ 13.27
Weighted average grant date fair value, Vested	$ 15.72	$ 13.27
Weighted average grant date fair value, Forfeited	$ 16.74	$ 13.81
Weighted average grant date fair value, Outstanding at December 31	$ 20.56	$ 16.08	$ 13.27

Share-based Compensation - Weighted Average Grant-Date Fair Value of Options Granted (Detail) (Pre-IPO Plans [Member], EUR €)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Pre-IPO Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of options granted	€ 1.2	€ 1.8

Share-based Compensation - Summary of Outstanding Options (Detail) (EUR €) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range	€ 20
Exercise price, upper range	€ 50
Shares	15,114,216
Intrinsic value	€ 61
Exercise Price 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range	€ 2
Exercise price, upper range	€ 9.5
Shares	1,260,268
Intrinsic value	29
Exercise Price 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	€ 15
Shares	4,957,155
Intrinsic value	€ 32
Exercise Price 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	€ 20
Shares	1,479,889
Exercise Price 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	€ 30
Shares	3,083,343
Exercise Price 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	€ 40
Shares	3,612,921
Exercise Price 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	€ 50
Shares	720,640

Share-based Compensation - Summary of Status of Pre-IPO Equity Rights and Changes (Detail) (Equity Rights [Member], EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1	444,395	472,742
Shares, Granted
Shares, Released	(381,630)
Shares, Forfeited		(28,347)
Shares, Outstanding at December 31	62,765	444,395
Shares, Exercisable at December 31
Weighted average grant date fair value, Outstanding at January 1	€ 9.34	€ 9.13
Weighted average grant date fair value, Granted
Weighted average grant date fair value, Released	€ 9.1
Weighted average grant date fair value, Forfeited		€ 5.8
Weighted average grant date fair value, Outstanding at December 31	€ 10.8	€ 9.34
Weighted average grant date fair value, Exercisable at December 31

Restructuring Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Notification period of employees required render services	60 days
Restructuring charges	$ (103)	$ (66)
Restructuring liability	170	99	97
Current restructuring liability	138	47
Restructuring reserve, non-current liabilities	32	52
Restructuring liability	4	8	40
Restructuring related cost	12	32	53
Restructuring charges less releases	111	90	20
Cost savings and restructuring initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	90
Number of employees related to world wide work force	650
Restructuring liability	90
Current restructuring liability	64
Restructuring reserve, non-current liabilities	26
Cost of goods sold [Member] | Cost savings and restructuring initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	17
Selling, general and administrative [Member] | Cost savings and restructuring initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	52
Research and development [Member] | Cost savings and restructuring initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 21

Restructuring Charges - Summary of Changes in Position of Restructuring Liabilities by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 99		$ 97
Additions	103		66
Utilized	(29)	[1]	(54)	[1]
Released	(4)		(8)		(40)
Other changes	1	[2],[3]	(2)	[2]
Ending Balance	170		99		97
HPMS [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	59		24
Additions	27		43
Utilized	(4)		(3)
Released	(2)		(2)
Other changes			(3)	[2]
Ending Balance	80		59
SP [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	4		1
Additions	17		4
Utilized	(3)		(1)
Released	(1)
Other changes	1	[3]
Ending Balance	18		4
Manufacturing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	20		44
Additions	4		11
Utilized	(6)		(30)
Released			(3)
Other changes	(9)	[3]	(2)	[2]
Ending Balance	9		20
Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	16		28
Additions	55		8
Utilized	(16)		(20)
Released	(1)		(3)
Other changes	9	[3]	3	[2]
Ending Balance	$ 63		$ 16

[1]	Represents cash payments.
[2]	Other changes primarily related to translation differences.
[3]	Other changes primarily related to translation differences and internal transfers

Restructuring Charges - Components of Restructuring Charges Less Releases Recorded in Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 99	$ 58	$ (33)
Personnel lay-off costs addition liability [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	101	66	5
Impairment of assets [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges			2
Lease and Contract Terminations [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	2
Release of provisions/accruals [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ (4)	$ (8)	$ (40)

Restructuring Charges - Summary of Significant Activity and Components of Restructuring Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 99		$ 97
Expense	99		58		(33)
Utilized	(29)	[1]	(54)	[1]
Other changes	1	[2],[3]	(2)	[2]
Ending Balance	170		99		97
Personnel lay-off costs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	98		87
Expense	97		58
Utilized	(29)	[1]	(45)	[1]
Other changes	1	[2]	(2)	[2]
Ending Balance	167		98
Lease and Contract Terminations [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	1		10
Expense	2
Utilized		[1]	(9)	[1]
Other changes		[2]		[2]
Ending Balance	$ 3		$ 1

[1]	Represents cash payments.
[2]	Other changes primarily related to translation differences.
[3]	Other changes primarily related to translation differences and internal transfers

Restructuring Charges - Restructuring Charges Less Releases Recorded in Liabilities Per Line Item in Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 99	$ 58	$ (33)
Cost of revenue [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	18	24	(14)
Selling, general and administrative [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	59	15	(10)
Research and development [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 22	$ 19	$ (9)

Restructuring Charges - Summary of Restructuring Related Costs Excluding Product Transfers (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring related costs	$ 12	$ 32	$ 53
Cost of revenue [Member]
Restructuring related costs	5	13	26
Selling, general and administrative [Member]
Restructuring related costs	8	16	30
Research and development [Member]
Restructuring related costs		3	2
Other income and expenses [Member]
Restructuring related costs	$ (1)		$ (5)

Restructuring Charges - Restructuring Cost by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring related costs	$ 12	$ 32	$ 53
HPMS [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring related costs	(1)	2
SP [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring related costs	3	2	4
Manufacturing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring related costs	3	4	23
Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring related costs	7	24	27
Divested Home activities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring related costs			$ (1)

Provision for Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Income (loss) before income taxes	$ (25)	$ 100	$ (355)
Income tax holiday expected to expire, year	2021
Tax related benefit within tax incentives	89.00%
Non-cash tax benefit	8
Offset income tax expense in other comprehensive income	(8)	0	0
Increased in valuation allowance	44	63
Valuation allowance for deferred tax assets allocated to comprehensive income	582
Valuation allowance for deferred tax assets allocated to additional paid-in capital	7
Net deferred tax assets (liabilities)	54	68
Tax loss carryforwards	2,515
Tax credit carryforwards	92
Net income tax payable excluding liability for unrecognized tax benefits	26	33
Deferred tax liability recognized in undistributed earnings of foreign subsidiaries	(27)	(27)
Total unrecognized tax benefits, if recognized, would impact the effective tax rate	15
Unrecognized tax benefits relates to interest and penalties	(5)	3	5
Liability for related interest and penalties	$ 3	$ 8	$ 11

Provision for Income Taxes - Components of Income (Loss) Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Before Taxes [Line Items]
Netherlands	$ (93)	$ (27)	$ (490)
Foreign	68	127	135
Income (loss) before income taxes	$ (25)	$ 100	$ (355)

Provision for Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Netherlands, Current taxes	$ (1)	$ (3)	$ (12)
Foreign, Current taxes	(20)	(29)	(40)
Total Current taxes	(21)	(32)	(52)
Netherlands, Deferred taxes	5	(10)	3
Foreign, Deferred taxes	15	21	25
Total Deferred taxes	20	11	28
Total provision for income taxes	$ (1)	$ (21)	$ (24)

Provision for Income Taxes - Reconciliation of Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Statutory income tax in the Netherlands	25.00%	25.00%	25.50%
Rate differential local statutory rates versus statutory rate of the Netherlands	64.00%	(15.70%)	1.60%
Net change in valuation allowance	(178.00%)	12.70%	(16.70%)
Prior year adjustments	5.20%	(2.00%)	(1.60%)
Non-taxable income	41.60%	(10.80%)	0.70%
Non-tax-deductible expenses/losses	(69.60%)	19.60%	(12.30%)
Other taxes and tax rate changes	18.20%	(1.00%)	0.10%
Withholding taxes	(7.60%)	6.90%	(4.10%)
Unrecognized tax benefits	(24.80%)	(1.00%)	(2.50%)
Tax incentives	122.00%	(12.70%)	2.50%
Effective tax rate	(4.00%)	21.00%	(6.80%)

Provision for Income Taxes - Principal Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Intangible assets	$ (200)	$ (245)
Property, plant and equipment	(33)	(28)
Inventories
Receivables		(13)
Other assets	(5)	(4)
Liabilities, Pensions	(1)	(2)
Liabilities, Restructuring
Liabilities, Other		(1)
Long-term debt	(7)	(22)
Undistributed earnings of foreign subsidiaries	(27)	(27)
Tax loss carryforwards (including tax credit carryforwards)
Total gross deferred tax assets (liabilities)	(273)	(342)
Intangible assets	13	22
Property, plant and equipment	20	25
Inventories	2	1
Receivables	1
Other assets	3
Liabilities, Pensions	42	27
Liabilities, Restructuring	46	23
Liabilities, Other	21	27
Long-term debt	1
Undistributed earnings of foreign subsidiaries
Tax loss carryforwards (including tax credit carryforwards)	659	694
Total gross deferred tax assets (liabilities)	808	819
Net deferred tax position	535	477
Valuation allowances	(589)	(545)
Net deferred tax assets (liabilities)	$ (54)	$ (68)

Provision for Income Taxes - Expiration of Tax Loss Carryforwards (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Tax loss carryforwards	$ 2,515
2013 Tax loss carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	1
2014 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	5
2015 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	191
2016 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	748
2017 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	525
2018-2022 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	159
Later Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	156
Unlimited Tax Credit Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	$ 730

Provision for Income Taxes - Expiration of Tax Credit Carryforwards (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 92
2013 Tax loss carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards
2014 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards
2015 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards
2016 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards
2017 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards
2018-2022 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards
Later Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	10
Unlimited Tax Credit Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 82

Provision for Income Taxes - Classification of Deferred Tax Assets and Liabilities in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Deferred tax assets within current assets	$ 12	$ 5
Deferred tax assets within other non-current assets	22	19
Deferred tax liabilities within accrued liabilities	(4)	(1)
Deferred tax liabilities within other non-current liabilities	(84)	(91)
Net deferred tax assets (liabilities)	$ (54)	$ (68)

Provision for Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Balance as of January 1,	$ 169	$ 195	$ 52
Increases from tax positions taken during prior periods	16		10
Decreases from tax positions taken during prior periods	(25)	(12)	(7)
Increases from tax positions taken during current period	2	10	140
Decreases relating to settlements with the tax authorities	(23)	(24)
Balance as of December 31,	$ 139	$ 169	$ 195

Acquisitions and Divestments - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010 Digital Television and Set Top Box [Member]	Jul. 04, 2011 Sound Solutions business [Member]	Jul. 19, 2012 High Speed Data Converter Business [Member]	Dec. 14, 2010 NuTune [Member]	Jul. 26, 2010 Jennic Ltd. [Member]	Apr. 12, 2012 Catena Group [Member]	Dec. 31, 2012 Catena Group [Member]	Feb. 08, 2010 Trident Microsystems, Inc., [Member]	Dec. 31, 2010 Trident Microsystems, Inc., [Member]
Business Acquisition And Divestiture [Line Items]
Purchase price consideration						$ 8	$ 20
Purchase price, treasury shares	3,032,838						599,000
Purchase price, shares value	15						14
Purchase price allocation to goodwill							11
Other intangible assets, amortization period	6 years							5 years
Purchase price allocation to other intangible assets							9
Purchase price allocation to assets acquired							7
Purchase price allocation to liabilities assumed							7
Gain (loss) on sale of business		(26)		19
Proceeds from sale of business			855	31
Joint venture holding percentage sold					55.00%
Ownership percentage acquired						100.00%
Additional contingent consideration for acquisition						8
Purchase price, cash paid										54
Purchase price, cash paid subsequent to closing date										7
Shareholding percentage									60.00%
Shareholding value									$ 177

Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 04, 2011 Sound Solutions business [Member]	Dec. 31, 2012 Sound Solutions business [Member]	Dec. 31, 2011 Sound Solutions business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash on sale of Sound Solutions business				$ 855
Gain on disposal, net of taxes				414	1	414
Cash payments made related to liabilities	$ 45	$ (791)	$ 17

Discontinued Operations - Summarizes Income Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 04, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations after disposal		$ 1	$ 434	$ 59
Sound Solutions business [Member]
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue			140	354
Costs and expenses			(116)	(283)
Income attributable to discontinued operations			24	71
Provision for income taxes			(4)	(12)
Income attributable to discontinued operations, net of taxes, before disposal			20	59
Gain on disposal of discontinued operations (net of taxes)	414	1	414
Income from discontinued operations after disposal		$ 1	$ 434	$ 59

Investments in Equity-Accounted Investees - Results Relating to Equity-Accounted Investees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Company's share in income (loss)	$ 7	$ (77)	$ (86)
Other results	(34)
Results relating to equity-accounted investees	$ (27)	$ (77)	$ (86)

Investments in Equity-Accounted Investees - Company's Share in Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Company's share in income (loss)	$ 7	$ (77)	$ (86)
Trident Microsystems, Inc., [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Company's share in income (loss)		(82)	(94)
ASMC [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Company's share in income (loss)	3	3	4
ASEN [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Company's share in income (loss)	4	2	4
Others [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Company's share in income (loss)

Investments in Equity-Accounted Investees - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 ASMC [Member]	Dec. 31, 2011 Trident Microsystems, Inc., [Member]	Dec. 31, 2010 Trident Microsystems, Inc., [Member]
Investments in Equity Accounted Investees [Line Items]
Loss related to extra provisions for litigations	$ 46
Proceeds and gain related to partial recovery of equity investment	12
Quoted market price		$ 18	$ 0	$ 82

Investments in Equity-Accounted Investees - Changes in Investments in Equity-Accounted Investees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in Equity Accounted Investees [Line Items]
Balance as of January 1	$ 37
Acquisitions/additions
Deductions
Share in income (loss)	7	(77)	(86)
Translation and exchange rate differences	1
Balance as of December 31	$ 45	$ 37

Investments in Equity-Accounted Investees - Summary of Carrying Value of Investments in Equity-Accounted Investees (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Change In Carrying Value Of Equity Investment [Line Items]
Amount	$ 45	$ 37
ASMC [Member]
Schedule Of Change In Carrying Value Of Equity Investment [Line Items]
Shareholding %	27.00%	27.00%
Amount	17	14
ASEN [Member]
Schedule Of Change In Carrying Value Of Equity Investment [Line Items]
Shareholding %	40.00%	40.00%
Amount	$ 28	$ 23
Trident Microsystems, Inc., [Member]
Schedule Of Change In Carrying Value Of Equity Investment [Line Items]
Shareholding %		57.00%

Investments in Equity-Accounted Investees - Condensed Consolidated Statements of Operations (Detail) (Trident Microsystems Inc [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Trident Microsystems Inc [Member]
Income Statement Equity Method Investments [Line Items]
Net revenues	$ 298,349
Cost of revenues	(233,920)
Gross profit	64,429
Research and development expenses	(138,972)
Selling, general and administrative expenses	(65,263)
Goodwill impairment
Restructuring charges	(10,042)
Operating loss	(149,848)
Gain (loss) on investment	2,098
Gain on acquisition
Interest and other income (expense), net	5,089
Loss before income taxes	(142,661)
Provision for income taxes	(7,689)
Net loss	$ (150,350)

Investments in Equity-Accounted Investees - Condensed Consolidated Balance Sheets (Detail) (Trident Microsystems Inc [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Trident Microsystems Inc [Member]
Schedule Of Summarized Financial Information Of Equity Investee Balance Sheet [Line Items]
Cash and cash equivalents	$ 54,208
Accounts receivable, net	25,998
Accounts receivable from related parties	2,713
Inventories	12,783
Note receivable from related party	20,884
Prepaid expenses and other current assets	11,005
Total current assets	127,591
Property and equipment, net	9,236
Intangible assets, net	43,913
Long-term receivable from related party
Other assets	21,148
Total assets	201,888
Accounts payable	13,152
Accounts payable to related parties	23,395
Accrued expenses and other current liabilities	49,857
Income taxes payable	3,085
Total current liabilities	89,489
Long-term income taxes payable	23,471
Deferred income tax liabilities	301
Other long-term liabilities	7,878
Total liabilities	121,139
Common stock	183
Additional paid-in capital	441,614
Accumulated deficit	(361,048)
Total stockholders' equity	80,749
Total liabilities and stockholders' equity	$ (201,888)

Segments and Geographical Information - Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 4,358		$ 4,194		$ 4,402
Research and development	628		635		568
Operating income (loss)	412		357		273
Operating income (loss) as a % of revenue	9.50%		8.50%		6.20%
Results relating to equity-accounted investees	(27)		(77)		(86)
HPMS [Member]
Segment Reporting Information [Line Items]
Revenue	3,282		2,906		2,846
Research and development	539		554		454
Operating income (loss)	527		339		387
Operating income (loss) as a % of revenue	16.10%		11.70%		13.60%
Results relating to equity-accounted investees
SP [Member]
Segment Reporting Information [Line Items]
Revenue	832		925		848
Research and development	43		37		32
Operating income (loss)	37		141		91
Operating income (loss) as a % of revenue	4.40%		15.20%		10.70%
Results relating to equity-accounted investees
Manufacturing Operations [Member]
Segment Reporting Information [Line Items]
Revenue	211		316		525
Research and development	1				18
Operating income (loss)	(36)		(60)		(57)
Operating income (loss) as a % of revenue	(17.10%)		(19.00%)		(10.90%)
Results relating to equity-accounted investees
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenue	33	[1]	47	[1]	136	[1]
Research and development	45	[1]	44	[1]	48	[1]
Operating income (loss)	(116)	[1]	(63)	[1]	(117)	[1]
Results relating to equity-accounted investees	(27)	[1]	(77)	[1]	(86)	[1]
Divested Home activities [Member]
Segment Reporting Information [Line Items]
Revenue					47
Research and development					16
Operating income (loss)					(31)
Operating income (loss) as a % of revenue					(66.00%)
Results relating to equity-accounted investees

[1]	Corporate and Other is not a segment under ASC 280 "Segment Reporting".

Segments and Geographical Information - Assets and Liabilities by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Other Significant Reconciling Item [Line Items]
Inventories	$ 715		$ 618		$ 513
Long-lived assets	4,312	[1]	4,465	[1]	4,949	[1]
Total liabilities excl. debt	1,663		1,456		1,787
Gross capital expenditures property, plant and equipment	251		221		258
Depreciation property, plant and equipment	247	[2]	290	[2]	359	[2]
HPMS [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Inventories	388		340		240
Long-lived assets	2,248	[1]	2,390	[1]	2,670	[1]
Total liabilities excl. debt	300		258		313
Gross capital expenditures property, plant and equipment	12		14		15
Depreciation property, plant and equipment	12	[2]	13	[2]	13	[2]
SP [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Inventories	182		161		136
Long-lived assets	706	[1]	760	[1]	828	[1]
Total liabilities excl. debt	102		152		127
Gross capital expenditures property, plant and equipment	11		17		15
Depreciation property, plant and equipment	26	[2]	41	[2]	35	[2]
Manufacturing Operations [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Inventories	145		117		137
Long-lived assets	1,041	[1]	1,014	[1]	1,055	[1]
Total liabilities excl. debt	666		489		748
Gross capital expenditures property, plant and equipment	200		162		209
Depreciation property, plant and equipment	163	[2]	179	[2]	220	[2]
Corporate and Other [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Long-lived assets	317	[1],[3]	301	[1],[3]	396	[1],[3]
Total liabilities excl. debt	595	[3]	557	[3]	599	[3]
Gross capital expenditures property, plant and equipment	28	[3]	28	[3]	19	[3]
Depreciation property, plant and equipment	46	[2],[3]	57	[2],[3]	91	[2],[3]
Discontinued Operations [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total liabilities excl. debt					80
After Discontinued Operations [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total liabilities excl. debt					$ 1,867

[1]	Long-lived assets include property, plant and equipment, goodwill and identified intangible fixed assets.
[2]	Excluding additional write down of property classified as held for sale (2010: $30 million).
[3]	Corporate and Other is not a segment under ASC 280 "Segment Reporting".

Segments and Geographical Information - Assets and Liabilities by Segment (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Segment Reporting, Other Significant Reconciling Item [Line Items]
Write down of assets held for sale	$ 30

Segments and Geographical Information - Goodwill Assigned to Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Beginning balance, Cost	$ 2,454		$ 2,529
Acquisitions	11
Divestments	6
Translation differences and other changes	41		(68)
Ending balance, Cost	2,502		2,454
Accumulated impairment at January 1, 2012	(223)		(230)
Accumulated impairment at December 31, 2012	(225)		(223)
Cost [Member]
Goodwill [Line Items]
Divestments	(8)
Translation differences and other changes	45
Accumulated Impairment [Member]
Goodwill [Line Items]
Divestments	2
Translation differences and other changes	(4)
HPMS [Member]
Goodwill [Line Items]
Beginning balance, Cost	1,785
Acquisitions	11
Ending balance, Cost	1,821
Accumulated impairment at January 1, 2012	(175)
Accumulated impairment at December 31, 2012	(176)
HPMS [Member] | Cost [Member]
Goodwill [Line Items]
Divestments	(7)
Translation differences and other changes	32
HPMS [Member] | Accumulated Impairment [Member]
Goodwill [Line Items]
Divestments	2
Translation differences and other changes	(3)
SP [Member]
Goodwill [Line Items]
Ending balance, Cost	311		305
SP [Member] | Cost [Member]
Goodwill [Line Items]
Translation differences and other changes	6
Manufacturing Operations [Member]
Goodwill [Line Items]
Ending balance, Cost	321		316
Manufacturing Operations [Member] | Cost [Member]
Goodwill [Line Items]
Translation differences and other changes	5
Corporate and Other [Member]
Goodwill [Line Items]
Ending balance, Cost	49	[1]	48	[1]
Accumulated impairment at December 31, 2012	(49)	[1]	(48)	[1]
Corporate and Other [Member] | Cost [Member]
Goodwill [Line Items]
Divestments	(1)	[1]
Translation differences and other changes	2	[1]
Corporate and Other [Member] | Accumulated Impairment [Member]
Goodwill [Line Items]
Translation differences and other changes	$ (1)	[1]

[1]	Corporate and Other is not a segment under ASC 280 "Segment Reporting".

Segments and Geographical Information - Geographical Segment Report (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Total revenue	$ 4,358		$ 4,194		$ 4,402
Property, plant and equipment	1,070		1,063		1,164
Gross capital expenditures property, plant and equipment	251		221		258
Depreciation property, plant and equipment	247	[1]	290	[1]	359	[1]
China [Member]
Segment Reporting Information [Line Items]
Total revenue	1,699		1,514		1,496
Property, plant and equipment	131		120		112
Gross capital expenditures property, plant and equipment	43		40		33
Depreciation property, plant and equipment	31		32		31
Netherlands [Member]
Segment Reporting Information [Line Items]
Total revenue	94		123		126
Property, plant and equipment	180		187		232
Gross capital expenditures property, plant and equipment	22		23		12
Depreciation property, plant and equipment	43		60		98
Taiwan [Member]
Segment Reporting Information [Line Items]
Total revenue	112		80		115
Property, plant and equipment	80		70		81
Gross capital expenditures property, plant and equipment	32		18		29
Depreciation property, plant and equipment	23		25		25
United States [Member]
Segment Reporting Information [Line Items]
Total revenue	303		329		337
Property, plant and equipment	8		9		34
Gross capital expenditures property, plant and equipment	2		2		4
Depreciation property, plant and equipment	3		3		6
Singapore [Member]
Segment Reporting Information [Line Items]
Total revenue	436		383		480
Property, plant and equipment	226		229		210
Gross capital expenditures property, plant and equipment	58		64		62
Depreciation property, plant and equipment	47		45		53
Germany [Member]
Segment Reporting Information [Line Items]
Total revenue	447		508		434
Property, plant and equipment	88		96		109
Gross capital expenditures property, plant and equipment	17		17		19
Depreciation property, plant and equipment	26		41		30
South Korea [Member]
Segment Reporting Information [Line Items]
Total revenue	238		216		202
Other Countries [Member]
Segment Reporting Information [Line Items]
Total revenue	1,029		1,041		1,212
Property, plant and equipment	357		352		386
Gross capital expenditures property, plant and equipment	77		57		99
Depreciation property, plant and equipment	$ 74		$ 84		$ 116

[1]	Excluding additional write down of property classified as held for sale (2010: $30 million).

Segments and Geographical Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Percentage of revenue from a single external customer	12.00%	12.00%	11.00%

Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			1 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Feb. 01, 2013 Subsequent Event [Member]	Feb. 04, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument offering date				Feb 1, 2013
Aggregate principal amount		$ 3,470	$ 3,033	$ 500
Secondary offering of common stock	30,000,000				30,000,000
Public offering of common stock, price per share	$ 30				$ 30.35
Percentage of common shares held by stockholders					42.00%
Secondary offering of common shares, closing date					February 7, 2013
Debt instrument, interest rate				5.75%
Debt instrument, due date				2021